UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2022

This report on Form N-CSR relates solely to the Registrant ’s Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund series (each, a “Fund ” and collectively, the “Funds ”).

Item 1.

Reports to Stockholders

Fidelity® Mid Cap Index Fund
Fidelity® Small Cap Index Fund

Annual Report
April 30, 2022

Contents

Note to Shareholders
Fidelity® Mid Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Mid Cap Index Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mid Cap Index Fund	-6.13%	10.65%	11.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Index Fund on April 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

36,000
30,000
25,000
20,000
15,000
10,000
$9,300
2012
2013
2014
2015
2016
2017
2018
2019
2020
2021
'22
Period Ending Values
$30,976 Fidelity® Mid Cap Index Fund
$31,032 Russell Midcap® Index

Fidelity® Mid Cap Index Fund
Management's Discussion of Fund Performance
Market Recap:
The S&P 500® index gained 0.21% for the 12 months ending April 30, 2022. After posting a strong result in 2021, large-cap stocks retreated to begin the new year amid several notable headwinds that stoked volatility, uncertainty and investor anxiety. Chief among these was the U.S. Federal Reserve's accelerated plan to hike interest rates and aggressively wind down its balance sheet in an attempt to rein in historically high inflation. In addition, geopolitical unrest rose as Russia invaded Ukraine in late February and escalated its attack through period end. Other factors influencing stocks included surging commodity prices, rising bond yields, supply constraint and disruption, and the potential for variants of the coronavirus to upend the economy. Against this backdrop, the S&P 500® index returned -5.17% in January and -2.99% in February, falling on mixed corporate earnings, particularly among some highflying tech firms. Volatility eased in March and the index gained 3.71% for the month. April saw a sharp reversal, with the index returning -8.72% amid clearer signals of the Fed's intension to tighten monetary policy and angst about the economic toll of "zero-COVID" lockdowns in China. It was the largest monthly decline for the S&P 500® since March 2020. For the full 12 months, the growth-oriented communication services (-22%) and consumer discretionary (-11%) sectors lagged most. In contrast, energy (+61%) rode a surge in commodity prices and led the market by a wide margin, followed by the defensive consumer staples (+17%) sector.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2022, the fund returned -6.13%, roughly in line with the -6.10% result of the benchmark Russell MidCap® Index. By sector, stocks in the consumer discretionary sector returned -19% and detracted most. This group was hampered by the consumer durables & apparel (-26%) industry. Information technology (-11%) and communication services (-36%) also hurt, the latter hampered by the media & entertainment industry (-37%). Other notable detractors included the industrials (-11%), health care (-14%), and financials (-5%) sectors. In contrast, energy advanced 65% and contributed most. Real estate stocks also helped, gaining 7%. The materials sector rose approximately 8%. Other notable contributors included the utilities (+9%) and consumer staples (+8%) sectors. Turning to individual stocks, the biggest individual detractor was Roku (-73%), from the media & entertainment industry. In software & services, DocuSign (-64%) and Palantir Technologies (-61%) hurt. Pinterest, within the media & entertainment segment, returned about -69% and hindered the fund. Another detractor was Peloton Interactive (-82%), a stock in the consumer durables & apparel category. In contrast, the biggest individual contributor was Occidental Petroleum (+118%), from the energy sector. Also in energy, Devon Energy (+166%) and Marathon Petroleum (+63%) helped. Nucor, within the materials sector, advanced roughly 92% and lifted the fund. Another contributor was Palo Alto Networks (+59%), a stock in the software & services group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Index Fund
Investment Summary April 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Palo Alto Networks, Inc.	0.5
Marathon Petroleum Corp.	0.5
Pioneer Natural Resources Co.	0.5
Archer Daniels Midland Co.	0.5
Marvell Technology, Inc.	0.5
Occidental Petroleum Corp.	0.5
McKesson Corp.	0.5
Valero Energy Corp.	0.5
Synopsys, Inc.	0.4
Hilton Worldwide Holdings, Inc.	0.4
4.8

Market Sectors (% of Fund's net assets)

Information Technology	16.9
Industrials	14.4
Financials	12.4
Consumer Discretionary	11.4
Health Care	10.5
Real Estate	8.8
Materials	6.3
Energy	6.0
Utilities	5.5
Consumer Staples	4.1
Communication Services	3.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.6%

Fidelity® Mid Cap Index Fund
Schedule of Investments April 30, 2022
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc. (a)	2,497,565	25,125,504
Entertainment - 1.1%
Live Nation Entertainment, Inc. (b)	337,769	35,425,213
Madison Square Garden Sports Corp. (b)	46,203	7,489,968
Playtika Holding Corp. (b)	254,341	4,471,315
Roku, Inc. Class A (b)	288,413	26,793,568
Skillz, Inc. (a)(b)	749,059	1,535,571
Spotify Technology SA (b)	338,152	34,373,151
Take-Two Interactive Software, Inc. (b)	279,926	33,453,956
Warner Bros Discovery, Inc. (b)	5,413,708	98,258,800
World Wrestling Entertainment, Inc. Class A (a)	105,326	6,149,985
Zynga, Inc. (b)	2,516,468	20,811,190
		268,762,717
Interactive Media & Services - 0.8%
IAC (b)	187,197	15,514,887
Match Group, Inc. (b)	692,230	54,790,005
Pinterest, Inc. Class A (b)	1,393,411	28,592,794
TripAdvisor, Inc. (a)(b)	243,421	6,248,617
Twitter, Inc. (b)	1,910,899	93,672,269
Vimeo, Inc. (b)	352,059	3,587,481
		202,406,053
Media - 1.5%
Altice U.S.A., Inc. Class A (b)	513,668	4,766,839
Cable One, Inc.	13,219	15,415,998
DISH Network Corp. Class A (b)	608,393	17,345,284
Fox Corp.:
Class A	762,894	27,342,121
Class B	362,930	12,063,793
Interpublic Group of Companies, Inc.	959,910	31,312,264
Liberty Broadband Corp.:
Class A (b)	57,090	6,146,309
Class C (b)	345,769	38,663,890
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	486,080	30,297,366
Liberty Media Class A (b)	57,948	3,327,374
Liberty SiriusXM Series A (b)	227,235	9,505,240
Liberty SiriusXM Series C (b)	391,659	16,402,679
Loyalty Ventures, Inc. (b)	48,814	624,331
News Corp.:
Class A	954,564	18,957,641
Class B	296,603	5,905,366
Nexstar Broadcasting Group, Inc. Class A	96,394	15,270,737
Omnicom Group, Inc.	507,077	38,603,772
Paramount Global:
Class A	18,860	595,033
Class B	1,429,333	41,622,177
Sirius XM Holdings, Inc. (a)	2,129,859	12,779,154
The New York Times Co. Class A	404,067	15,483,847
		362,431,215
TOTAL COMMUNICATION SERVICES		858,725,489
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.5%
Aptiv PLC (b)	661,058	70,336,571
BorgWarner, Inc.	586,618	21,605,141
Gentex Corp.	579,373	17,004,598
Lear Corp.	146,986	18,805,389
QuantumScape Corp. Class A (a)(b)	598,253	8,937,900
		136,689,599
Automobiles - 0.1%
Harley-Davidson, Inc.	374,946	13,666,782
Thor Industries, Inc. (a)	130,328	9,976,608
		23,643,390
Distributors - 0.5%
Genuine Parts Co.	341,122	44,362,916
LKQ Corp.	666,175	33,062,265
Pool Corp.	95,344	38,635,296
		116,060,477
Diversified Consumer Services - 0.4%
ADT, Inc.	386,942	2,650,553
Bright Horizons Family Solutions, Inc. (b)	147,158	16,811,330
Chegg, Inc. (b)	331,102	8,191,463
Frontdoor, Inc. (b)	207,544	6,415,185
Grand Canyon Education, Inc. (b)	97,096	9,318,303
H&R Block, Inc.	403,313	10,514,370
Mister Car Wash, Inc. (a)	187,981	2,706,926
Service Corp. International	392,907	25,778,628
Terminix Global Holdings, Inc. (b)	296,833	13,621,666
		96,008,424
Hotels, Restaurants & Leisure - 3.5%
ARAMARK Holdings Corp.	567,347	20,566,329
Boyd Gaming Corp.	200,982	12,175,490
Caesars Entertainment, Inc. (b)	499,416	33,101,292
Carnival Corp. (a)(b)	2,113,800	36,568,740
Chipotle Mexican Grill, Inc. (b)	68,742	100,061,543
Choice Hotels International, Inc.	85,269	11,976,884
Churchill Downs, Inc.	90,268	18,318,988
Darden Restaurants, Inc.	310,922	40,957,755
Domino's Pizza, Inc.	88,787	30,010,006
DraftKings, Inc. Class A (a)(b)	753,101	10,302,422
Expedia, Inc. (b)	355,163	62,064,734
Hilton Worldwide Holdings, Inc.	671,156	104,223,815
Hyatt Hotels Corp. Class A (b)	121,098	11,499,466
Marriott Vacations Worldwide Corp.	101,952	15,224,492
MGM Resorts International	924,634	37,946,979
Norwegian Cruise Line Holdings Ltd. (a)(b)	904,282	18,112,768
Penn National Gaming, Inc. (b)	403,199	14,744,987
Planet Fitness, Inc. (b)	203,960	16,322,919
Royal Caribbean Cruises Ltd. (a)(b)	536,778	41,723,754
Six Flags Entertainment Corp. (b)	188,854	7,227,443
Travel+Leisure Co.	207,486	11,511,323
Vail Resorts, Inc.	97,744	24,842,615
Wendy's Co.	436,305	8,621,387
Wyndham Hotels & Resorts, Inc.	224,508	19,747,724
Wynn Resorts Ltd. (b)	258,756	18,237,123
Yum China Holdings, Inc.	1,049,326	43,861,827
Yum! Brands, Inc.	708,938	82,952,835
		852,905,640
Household Durables - 1.3%
D.R. Horton, Inc.	804,620	55,993,506
Garmin Ltd.	370,778	40,689,178
Leggett & Platt, Inc.	325,541	11,599,026
Lennar Corp.:
Class A	630,565	48,231,917
Class B	37,820	2,465,864
Mohawk Industries, Inc. (b)	134,578	18,983,573
Newell Brands, Inc.	931,360	21,560,984
NVR, Inc. (b)	7,664	33,539,273
PulteGroup, Inc.	606,618	25,332,368
Tempur Sealy International, Inc.	435,567	11,808,221
Toll Brothers, Inc.	267,089	12,384,917
TopBuild Corp. (b)	80,783	14,633,033
Whirlpool Corp.	140,461	25,496,481
		322,718,341
Internet & Direct Marketing Retail - 0.3%
Doordash, Inc. (b)	358,843	29,220,585
Etsy, Inc. (b)	310,183	28,905,954
Qurate Retail, Inc. Series A (a)	886,101	3,730,485
Wayfair LLC Class A (a)(b)	186,515	14,350,464
		76,207,488
Leisure Products - 0.4%
Brunswick Corp.	188,404	14,245,226
Hasbro, Inc.	313,219	27,582,065
Mattel, Inc. (b)	853,803	20,755,951
Peloton Interactive, Inc. Class A (a)(b)	729,100	12,802,996
Polaris, Inc.	139,722	13,265,207
YETI Holdings, Inc. (b)	209,477	10,237,141
		98,888,586
Multiline Retail - 0.5%
Dollar Tree, Inc. (b)	545,413	88,602,342
Kohl's Corp.	338,256	19,578,257
Nordstrom, Inc.	270,573	6,953,726
Ollie's Bargain Outlet Holdings, Inc. (b)	153,876	7,393,742
		122,528,067
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	152,615	30,466,532
AutoNation, Inc. (b)	101,227	11,733,222
AutoZone, Inc. (b)	50,489	98,729,725
Bath & Body Works, Inc.	581,550	30,758,180
Best Buy Co., Inc.	588,374	52,912,474
Burlington Stores, Inc. (b)	162,500	33,078,500
CarMax, Inc. (a)(b)	399,422	34,262,419
Carvana Co. Class A (a)(b)	212,954	12,342,814
Dick's Sporting Goods, Inc.	147,720	14,243,162
Five Below, Inc. (b)	134,909	21,194,204
Floor & Decor Holdings, Inc. Class A (b)	249,209	19,866,941
Foot Locker, Inc.	213,583	6,260,118
GameStop Corp. Class A (a)(b)	157,252	19,667,508
Gap, Inc.	492,857	6,121,284
Leslie's, Inc. (a)(b)	387,330	7,591,668
Lithia Motors, Inc. Class A (sub. vtg.)	72,019	20,390,739
O'Reilly Automotive, Inc. (b)	163,199	98,988,353
Penske Automotive Group, Inc.	75,436	7,907,202
Petco Health & Wellness Co., Inc. (a)(b)	135,443	2,608,632
RH (b)	42,840	14,399,381
Tractor Supply Co.	278,095	56,022,238
Ulta Beauty, Inc. (b)	128,755	51,089,984
Victoria's Secret & Co. (b)	182,955	8,620,840
Vroom, Inc. (a)(b)	281,908	439,776
Williams-Sonoma, Inc. (a)	177,707	23,187,209
		682,883,105
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (b)	353,418	16,858,039
Carter's, Inc.	101,372	8,539,577
Columbia Sportswear Co.	95,940	7,882,430
Deckers Outdoor Corp. (b)	66,032	17,548,004
Hanesbrands, Inc.	849,650	11,266,359
lululemon athletica, Inc. (b)	279,391	99,080,430
PVH Corp.	170,691	12,422,891
Ralph Lauren Corp.	111,166	11,599,060
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	322,544	12,353,435
Tapestry, Inc.	647,014	21,299,701
Under Armour, Inc.:
Class A (sub. vtg.) (b)	460,783	7,077,627
Class C (non-vtg.) (b)	501,078	7,110,297
VF Corp.	793,174	41,245,048
		274,282,898
TOTAL CONSUMER DISCRETIONARY		2,802,816,015
CONSUMER STAPLES - 4.1%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(b)	22,829	8,560,875
Brown-Forman Corp.:
Class A	111,369	6,951,653
Class B (non-vtg.)	449,306	30,301,197
Molson Coors Beverage Co. Class B	437,153	23,667,463
		69,481,188
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc.	397,823	12,443,903
Casey's General Stores, Inc.	90,258	18,168,935
Grocery Outlet Holding Corp. (a)(b)	213,916	7,202,552
Kroger Co.	1,790,943	96,639,284
U.S. Foods Holding Corp. (b)	540,870	20,347,529
		154,802,203
Food Products - 2.7%
Archer Daniels Midland Co.	1,364,055	122,164,766
Beyond Meat, Inc. (a)(b)	140,336	5,175,592
Bunge Ltd.	336,507	38,065,672
Campbell Soup Co.	477,838	22,563,510
Conagra Brands, Inc.	1,147,452	40,080,498
Darling Ingredients, Inc. (b)	395,679	29,038,882
Flowers Foods, Inc.	458,954	12,171,460
Freshpet, Inc. (a)(b)	99,925	9,327,999
Hormel Foods Corp.	692,724	36,291,810
Ingredion, Inc.	164,166	13,972,168
Kellogg Co.	616,569	42,234,977
Lamb Weston Holdings, Inc.	357,472	23,628,899
McCormick & Co., Inc. (non-vtg.)	611,137	61,462,048
Pilgrim's Pride Corp. (b)	116,391	3,299,685
Post Holdings, Inc. (a)(b)	140,386	10,443,315
Seaboard Corp.	616	2,602,594
The Hain Celestial Group, Inc. (b)	215,761	7,236,624
The Hershey Co.	358,423	80,921,161
The J.M. Smucker Co.	256,941	35,182,931
Tyson Foods, Inc. Class A	703,530	65,540,855
		661,405,446
Household Products - 0.4%
Church & Dwight Co., Inc.	593,084	57,861,275
Reynolds Consumer Products, Inc. (a)	133,037	3,936,565
Spectrum Brands Holdings, Inc.	98,044	8,340,603
The Clorox Co.	300,970	43,180,166
		113,318,609
Personal Products - 0.1%
Coty, Inc. Class A (b)	855,802	6,940,554
Herbalife Nutrition Ltd. (a)(b)	248,553	6,606,539
Olaplex Holdings, Inc.	197,649	2,905,440
		16,452,533
TOTAL CONSUMER STAPLES		1,015,459,979
ENERGY - 6.0%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	1,805,381	56,002,919
Halliburton Co.	2,170,597	77,316,665
NOV, Inc.	953,942	17,294,968
		150,614,552
Oil, Gas & Consumable Fuels - 5.4%
Antero Midstream GP LP	818,516	8,406,159
APA Corp.	887,746	36,335,444
Cheniere Energy, Inc.	573,756	77,921,802
Continental Resources, Inc.	159,213	8,847,466
Coterra Energy, Inc.	1,949,711	56,132,180
Devon Energy Corp.	1,651,426	96,063,450
Diamondback Energy, Inc.	442,370	55,840,365
DT Midstream, Inc.	236,343	12,703,436
EQT Corp.	745,518	29,634,341
Hess Corp.	679,324	70,017,925
HF Sinclair Corp. (b)	366,401	13,930,566
Marathon Oil Corp.	1,896,649	47,264,493
Marathon Petroleum Corp.	1,506,506	131,457,714
New Fortress Energy, Inc.	64,851	2,514,922
Occidental Petroleum Corp.	2,070,281	114,051,780
ONEOK, Inc.	1,086,701	68,820,774
Phillips 66 Co.	1,144,630	99,308,099
Pioneer Natural Resources Co.	528,744	122,917,118
Targa Resources Corp.	551,806	40,508,078
Texas Pacific Land Corp. (a)	14,407	19,688,606
The Williams Companies, Inc.	2,978,173	102,121,552
Valero Energy Corp.	1,000,256	111,508,539
		1,325,994,809
TOTAL ENERGY		1,476,609,361
FINANCIALS - 12.4%
Banks - 3.3%
Bank of Hawaii Corp. (a)	97,418	7,242,054
Bank OZK	290,927	11,177,415
BOK Financial Corp.	73,789	6,119,322
Citizens Financial Group, Inc.	1,205,937	47,513,918
Comerica, Inc.	320,954	26,286,133
Commerce Bancshares, Inc.	270,300	18,480,411
Cullen/Frost Bankers, Inc.	139,816	18,496,259
East West Bancorp, Inc.	345,581	24,639,925
Fifth Third Bancorp	1,669,430	62,653,708
First Citizens Bancshares, Inc.	29,756	19,025,391
First Hawaiian, Inc.	311,658	7,358,245
First Horizon National Corp.	1,295,540	28,994,185
First Republic Bank	436,209	65,091,107
FNB Corp., Pennsylvania	837,278	9,645,443
Huntington Bancshares, Inc.	3,517,314	46,252,679
KeyCorp	2,272,933	43,890,336
M&T Bank Corp.	437,057	72,831,178
PacWest Bancorp	283,939	9,338,754
Pinnacle Financial Partners, Inc.	181,941	14,109,525
Popular, Inc.	193,875	15,120,311
Prosperity Bancshares, Inc.	218,634	14,294,291
Regions Financial Corp.	2,354,772	48,790,876
Signature Bank	150,275	36,404,119
SVB Financial Group (b)	138,645	67,608,848
Synovus Financial Corp.	355,497	14,767,345
Umpqua Holdings Corp.	528,667	8,744,152
Webster Financial Corp.	436,946	21,842,931
Western Alliance Bancorp.	254,319	19,356,219
Wintrust Financial Corp.	138,737	12,114,515
Zions Bancorp NA	365,735	20,667,685
		818,857,280
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	99,227	12,459,934
Ameriprise Financial, Inc.	273,988	72,741,074
Ares Management Corp.	347,760	23,028,667
Carlyle Group LP	397,422	14,422,444
Cboe Global Markets, Inc.	260,425	29,422,817
Evercore, Inc. Class A	93,269	9,863,197
FactSet Research Systems, Inc.	92,844	37,461,626
Franklin Resources, Inc.	708,077	17,411,613
Interactive Brokers Group, Inc.	196,579	11,708,245
Invesco Ltd.	816,749	15,011,847
Janus Henderson Group PLC	413,979	12,618,080
Jefferies Financial Group, Inc.	524,610	16,137,004
KKR & Co. LP	1,362,669	69,455,239
Lazard Ltd. Class A	244,896	8,025,242
LPL Financial	194,944	36,624,129
MarketAxess Holdings, Inc.	91,490	24,117,679
Morningstar, Inc.	57,269	14,502,229
MSCI, Inc.	193,697	81,594,861
NASDAQ, Inc.	284,973	44,846,201
Northern Trust Corp.	502,840	51,817,662
Raymond James Financial, Inc.	452,233	44,074,628
SEI Investments Co.	261,619	14,577,411
State Street Corp.	894,102	59,878,011
Stifel Financial Corp.	249,800	15,450,130
T. Rowe Price Group, Inc.	557,612	68,608,580
Tradeweb Markets, Inc. Class A	256,975	18,294,050
Virtu Financial, Inc. Class A	214,703	6,200,623
		830,353,223
Consumer Finance - 0.8%
Ally Financial, Inc.	827,105	33,051,116
Credit Acceptance Corp. (a)(b)	19,240	9,860,500
Discover Financial Services	705,017	79,286,212
OneMain Holdings, Inc.	267,713	12,296,058
SLM Corp.	681,386	11,399,588
Synchrony Financial	1,273,899	46,892,222
Upstart Holdings, Inc. (a)(b)	117,672	8,827,753
		201,613,449
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	903,294	44,947,909
Equitable Holdings, Inc.	857,958	24,734,929
Voya Financial, Inc. (a)	270,056	17,051,336
		86,734,174
Insurance - 4.1%
AFLAC, Inc.	1,578,514	90,417,282
Alleghany Corp. (b)	32,527	27,208,836
American Financial Group, Inc.	166,012	22,989,342
Arch Capital Group Ltd. (b)	910,545	41,584,590
Arthur J. Gallagher & Co.	501,766	84,542,553
Assurant, Inc.	139,140	25,306,783
Assured Guaranty Ltd.	164,911	9,094,842
Axis Capital Holdings Ltd.	189,609	10,870,284
Brighthouse Financial, Inc. (b)	189,714	9,743,711
Brown & Brown, Inc.	574,107	35,583,152
Cincinnati Financial Corp.	366,895	45,003,341
CNA Financial Corp.	67,654	3,209,506
Erie Indemnity Co. Class A	61,437	9,847,122
Everest Re Group Ltd.	95,177	26,146,074
Fidelity National Financial, Inc.	667,948	26,597,689
First American Financial Corp.	260,703	15,201,592
Globe Life, Inc.	245,211	24,050,295
GoHealth, Inc. (a)(b)	117,156	87,539
Hanover Insurance Group, Inc.	87,419	12,834,858
Hartford Financial Services Group, Inc.	819,245	57,289,803
Kemper Corp.	147,087	6,789,536
Lemonade, Inc. (a)(b)	93,561	1,951,682
Lincoln National Corp.	440,440	26,492,466
Loews Corp.	512,230	32,188,533
Markel Corp. (b)	33,107	44,803,041
Mercury General Corp. (a)	65,169	3,286,473
Old Republic International Corp.	685,398	15,085,610
Primerica, Inc.	95,935	12,429,339
Principal Financial Group, Inc.	631,996	43,064,207
Prudential Financial, Inc.	926,937	100,581,934
Reinsurance Group of America, Inc.	164,143	17,615,827
RenaissanceRe Holdings Ltd.	106,566	15,294,352
Unum Group	498,992	15,229,236
W.R. Berkley Corp.	507,082	33,715,882
White Mountains Insurance Group Ltd.	7,178	7,522,688
Willis Towers Watson PLC	303,960	65,308,846
		1,018,968,846
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,283,585	14,093,763
Annaly Capital Management, Inc.	3,458,939	22,206,388
New Residential Investment Corp.	1,059,491	11,018,706
Starwood Property Trust, Inc.	709,010	16,222,149
		63,541,006
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	781,039	10,200,369
New York Community Bancorp, Inc.	1,105,197	10,212,020
Rocket Companies, Inc. (a)	330,210	2,922,359
TFS Financial Corp.	120,524	1,806,655
UWM Holdings Corp. Class A (a)	222,629	825,954
		25,967,357
TOTAL FINANCIALS		3,046,035,335
HEALTH CARE - 10.5%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (b)	293,756	39,195,863
BioMarin Pharmaceutical, Inc. (b)	446,713	36,340,103
CureVac NV (a)(b)	129,978	2,221,324
Exact Sciences Corp. (a)(b)	423,291	23,302,170
Exelixis, Inc. (b)	757,918	16,931,888
Horizon Therapeutics PLC (b)	534,622	52,692,344
Incyte Corp. (b)	452,416	33,913,103
Ionis Pharmaceuticals, Inc. (b)	343,407	12,623,641
Iovance Biotherapeutics, Inc. (b)	364,983	5,529,492
Mirati Therapeutics, Inc. (b)	102,536	6,335,699
Natera, Inc. (b)	204,342	7,176,491
Neurocrine Biosciences, Inc. (b)	229,033	20,619,841
Novavax, Inc. (a)(b)	184,576	8,318,840
Repligen Corp. (b)	134,006	21,071,103
Sage Therapeutics, Inc. (b)	125,803	3,965,311
Sarepta Therapeutics, Inc. (b)	203,948	14,749,519
Seagen, Inc. (b)	330,637	43,316,753
Ultragenyx Pharmaceutical, Inc. (b)	159,427	11,269,895
United Therapeutics Corp. (b)	108,052	19,185,713
		378,759,093
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (b)	108,531	31,102,814
Dentsply Sirona, Inc.	532,201	21,282,718
DexCom, Inc. (b)	236,156	96,488,618
Enovis Corp. (b)	113,533	7,364,886
Envista Holdings Corp. (b)	393,886	15,605,763
Figs, Inc. Class A (a)(b)	184,866	2,895,002
Globus Medical, Inc. (b)	191,848	12,704,175
Hologic, Inc. (b)	606,014	43,626,948
ICU Medical, Inc. (b)	48,753	10,432,654
IDEXX Laboratories, Inc. (b)	207,298	89,237,643
Insulet Corp. (a)(b)	161,918	38,696,783
Integra LifeSciences Holdings Corp. (a)(b)	176,976	10,823,852
Masimo Corp. (b)	122,517	13,840,745
Novocure Ltd. (a)(b)	250,654	19,195,083
Penumbra, Inc. (b)	84,681	14,612,553
Quidel Corp. (b)	90,017	9,057,511
ResMed, Inc.	352,448	70,479,027
STERIS PLC	208,972	46,820,177
Tandem Diabetes Care, Inc. (b)	151,576	14,624,052
Teleflex, Inc.	114,478	32,697,206
The Cooper Companies, Inc.	118,548	42,800,570
Zimmer Biomet Holdings, Inc.	511,369	61,747,807
Zimvie, Inc. (a)(b)	51,182	1,151,595
		707,288,182
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (b)	216,522	14,697,513
agilon health, Inc. (a)(b)	408,679	7,262,226
Amedisys, Inc. (b)	78,512	10,022,057
AmerisourceBergen Corp.	363,751	55,031,889
Cardinal Health, Inc.	679,364	39,437,080
Chemed Corp.	36,846	18,105,756
DaVita HealthCare Partners, Inc. (b)	155,597	16,862,047
Encompass Health Corp.	238,996	16,450,095
Guardant Health, Inc. (b)	219,897	13,567,645
Henry Schein, Inc. (b)	339,955	27,570,351
Laboratory Corp. of America Holdings	228,114	54,811,232
McKesson Corp.	367,606	113,814,494
Molina Healthcare, Inc. (b)	141,232	44,269,170
Oak Street Health, Inc. (a)(b)	240,104	4,343,481
Premier, Inc.	290,103	10,504,630
Quest Diagnostics, Inc.	298,621	39,967,435
Signify Health, Inc. (a)(b)	156,711	2,162,612
Universal Health Services, Inc. Class B	174,084	21,330,513
		510,210,226
Health Care Technology - 0.7%
Cerner Corp.	716,013	67,047,457
Certara, Inc. (b)	278,890	5,117,632
Change Healthcare, Inc. (b)	612,555	14,431,796
Definitive Healthcare Corp. (a)	49,309	1,166,158
Teladoc Health, Inc. (a)(b)	370,051	12,492,922
Veeva Systems, Inc. Class A (b)	339,394	61,752,738
		162,008,703
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (b)	206,997	9,886,177
Adaptive Biotechnologies Corp. (b)	266,402	2,197,817
Agilent Technologies, Inc.	734,780	87,637,211
Avantor, Inc. (b)	1,474,761	47,015,381
Azenta, Inc.	179,237	13,435,606
Bio-Rad Laboratories, Inc. Class A (b)	51,949	26,601,005
Bio-Techne Corp.	95,781	36,367,088
Bruker Corp.	250,532	14,403,085
Charles River Laboratories International, Inc. (b)	122,031	29,471,707
IQVIA Holdings, Inc. (b)	467,231	101,851,686
Maravai LifeSciences Holdings, Inc. (b)	268,710	8,257,458
Mettler-Toledo International, Inc. (b)	55,536	70,948,906
PerkinElmer, Inc.	308,896	45,287,243
QIAGEN NV (b)	555,827	25,217,871
Sotera Health Co. (b)	243,334	4,959,147
Syneos Health, Inc. (b)	249,117	18,207,962
Waters Corp. (b)	148,133	44,887,262
West Pharmaceutical Services, Inc.	180,014	56,715,211
		643,347,823
Pharmaceuticals - 0.7%
Catalent, Inc. (b)	416,662	37,732,911
Elanco Animal Health, Inc. (b)	1,090,105	27,590,558
Jazz Pharmaceuticals PLC (b)	146,721	23,507,639
Nektar Therapeutics (a)(b)	439,886	1,816,729
Organon & Co.	621,164	20,082,232
Perrigo Co. PLC	327,050	11,217,815
Royalty Pharma PLC	796,417	33,911,436
Viatris, Inc.	2,960,156	30,578,411
		186,437,731
TOTAL HEALTH CARE		2,588,051,758
INDUSTRIALS - 14.4%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (b)	158,853	17,823,307
BWX Technologies, Inc.	225,421	11,703,858
Curtiss-Wright Corp.	95,609	13,663,482
HEICO Corp. (a)	109,719	15,495,614
HEICO Corp. Class A	192,589	22,463,581
Hexcel Corp.	204,585	11,121,241
Howmet Aerospace, Inc.	931,672	31,788,649
Huntington Ingalls Industries, Inc.	96,448	20,518,348
Mercury Systems, Inc. (b)	137,093	7,648,418
Spirit AeroSystems Holdings, Inc. Class A	256,387	10,778,509
Textron, Inc.	539,617	37,368,477
TransDigm Group, Inc. (b)	128,404	76,375,983
Virgin Galactic Holdings, Inc. (a)(b)	437,741	3,278,680
Woodward, Inc.	151,009	16,683,474
		296,711,621
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	316,033	33,546,903
Expeditors International of Washington, Inc.	412,104	40,827,143
GXO Logistics, Inc. (b)	237,048	14,030,871
		88,404,917
Airlines - 1.0%
Alaska Air Group, Inc. (b)	302,036	16,427,738
American Airlines Group, Inc. (a)(b)	1,563,459	29,346,125
Copa Holdings SA Class A (a)(b)	77,169	5,816,228
Delta Air Lines, Inc. (b)	1,565,415	67,359,807
JetBlue Airways Corp. (b)	775,016	8,532,926
Southwest Airlines Co. (b)	1,447,057	67,606,503
United Airlines Holdings, Inc. (b)	791,767	39,984,234
		235,073,561
Building Products - 1.7%
A.O. Smith Corp.	316,701	18,504,839
Advanced Drain Systems, Inc. (a)	150,256	15,395,230
Allegion PLC	219,841	25,114,636
Armstrong World Industries, Inc.	116,409	9,855,186
Builders FirstSource, Inc. (b)	463,909	28,562,877
Carlisle Companies, Inc.	125,772	32,620,226
Carrier Global Corp.	2,097,134	80,257,318
Fortune Brands Home & Security, Inc.	331,349	23,608,616
Hayward Holdings, Inc. (a)(b)	121,598	1,933,408
Lennox International, Inc.	80,777	17,220,849
Masco Corp.	585,747	30,863,009
Owens Corning	245,442	22,318,041
The AZEK Co., Inc. (b)	275,014	5,841,297
Trane Technologies PLC	570,988	79,875,511
Trex Co., Inc. (b)	283,334	16,487,205
		408,458,248
Commercial Services & Supplies - 1.1%
Cintas Corp.	213,988	85,008,873
Clean Harbors, Inc. (b)	123,982	13,009,431
Copart, Inc. (b)	512,051	58,194,596
Driven Brands Holdings, Inc. (b)	131,620	3,670,882
IAA, Inc. (b)	330,233	12,103,039
MSA Safety, Inc.	89,760	10,833,134
Republic Services, Inc.	514,668	69,104,472
Rollins, Inc.	554,867	18,610,239
Stericycle, Inc. (b)	223,950	11,240,051
		281,774,717
Construction & Engineering - 0.4%
AECOM	327,456	23,105,295
MasTec, Inc. (b)	141,360	10,179,334
MDU Resources Group, Inc.	493,548	12,713,796
Quanta Services, Inc.	346,486	40,185,446
Valmont Industries, Inc.	51,066	12,705,731
		98,889,602
Electrical Equipment - 1.3%
Acuity Brands, Inc.	84,681	14,605,779
AMETEK, Inc.	564,752	71,305,588
ChargePoint Holdings, Inc. Class A (a)(b)	558,375	7,225,373
Fluence Energy, Inc. (a)	87,439	801,816
Generac Holdings, Inc. (b)	150,209	32,952,850
Hubbell, Inc. Class B	132,563	25,897,508
nVent Electric PLC	407,662	13,770,822
Plug Power, Inc. (a)(b)	1,253,094	26,340,036
Regal Rexnord Corp.	165,149	21,013,559
Rockwell Automation, Inc.	284,353	71,847,473
Sensata Technologies, Inc. PLC	380,917	17,297,441
Shoals Technologies Group, Inc. (a)(b)	255,589	2,550,778
Sunrun, Inc. (a)(b)	495,523	9,900,550
Vertiv Holdings Co.	786,803	9,858,642
		325,368,215
Machinery - 3.5%
AGCO Corp.	152,789	19,465,319
Allison Transmission Holdings, Inc.	253,876	9,505,117
Crane Co.	120,750	11,619,773
Cummins, Inc.	351,547	66,509,177
Donaldson Co., Inc.	302,427	14,831,020
Dover Corp.	351,496	46,854,417
ESAB Corp. (b)	113,532	5,336,004
Flowserve Corp.	318,422	10,415,584
Fortive Corp.	800,253	46,014,548
Gates Industrial Corp. PLC (b)	232,933	2,969,896
Graco, Inc.	411,121	25,497,724
IDEX Corp.	185,972	35,301,205
Ingersoll Rand, Inc.	963,477	42,354,449
ITT, Inc.	210,974	14,814,594
Lincoln Electric Holdings, Inc.	140,577	18,939,939
Middleby Corp. (b)	134,882	20,756,991
Nordson Corp.	142,150	30,660,334
Oshkosh Corp.	162,392	15,011,516
Otis Worldwide Corp.	1,042,206	75,914,285
PACCAR, Inc.	834,714	69,322,998
Parker Hannifin Corp.	315,134	85,344,590
Pentair PLC	404,850	20,546,138
Snap-On, Inc.	129,189	27,451,371
Stanley Black & Decker, Inc.	395,366	47,503,225
Timken Co.	157,209	9,061,527
Toro Co.	256,450	20,549,339
Westinghouse Air Brake Tech Co.	439,021	39,472,378
Xylem, Inc.	438,453	35,295,467
		867,318,925
Marine - 0.0%
Kirby Corp. (b)	145,873	9,510,920
Professional Services - 1.9%
Booz Allen Hamilton Holding Corp. Class A	321,547	26,247,882
CACI International, Inc. Class A (b)	56,917	15,100,080
Clarivate Analytics PLC (a)(b)	1,139,541	17,868,003
CoStar Group, Inc. (b)	959,501	61,043,454
Dun & Bradstreet Holdings, Inc. (b)	392,055	6,190,548
Equifax, Inc.	296,763	60,397,206
FTI Consulting, Inc. (a)(b)	82,112	12,949,884
Jacobs Engineering Group, Inc.	316,517	43,853,430
LegalZoom.com, Inc. (a)	233,730	3,354,026
Leidos Holdings, Inc.	345,704	35,783,821
Manpower, Inc.	132,980	11,994,796
Nielsen Holdings PLC	875,300	23,466,793
Robert Half International, Inc.	265,529	26,104,156
Science Applications International Corp.	139,240	11,588,945
TransUnion Holding Co., Inc.	468,790	41,028,501
Verisk Analytics, Inc.	388,807	79,336,068
		476,307,593
Road & Rail - 0.8%
AMERCO	21,908	11,731,296
J.B. Hunt Transport Services, Inc.	205,880	35,174,598
Knight-Swift Transportation Holdings, Inc. Class A	393,687	18,853,670
Landstar System, Inc.	93,584	14,496,162
Lyft, Inc. (b)	720,551	23,489,963
Old Dominion Freight Lines, Inc.	250,384	70,137,566
Ryder System, Inc.	127,807	8,933,709
Schneider National, Inc. Class B (a)	126,765	2,995,457
TuSimple Holdings, Inc. (a)(b)	324,565	3,365,739
XPO Logistics, Inc. (b)	237,047	12,750,758
		201,928,918
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	262,046	10,555,213
Core & Main, Inc. (a)	137,619	3,269,827
Fastenal Co.	1,405,533	77,740,030
MSC Industrial Direct Co., Inc. Class A	109,845	9,101,757
SiteOne Landscape Supply, Inc. (b)	107,920	15,219,958
United Rentals, Inc. (b)	177,125	56,063,605
Univar Solutions, Inc. (b)	409,590	11,927,261
W.W. Grainger, Inc.	112,519	56,262,876
Watsco, Inc.	79,982	21,337,598
		261,478,125
TOTAL INDUSTRIALS		3,551,225,362
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 1.0%
Arista Networks, Inc. (b)	589,938	68,179,135
Ciena Corp. (b)	377,519	20,827,723
CommScope Holding Co., Inc. (b)	491,416	2,963,238
F5, Inc. (b)	147,502	24,693,310
Juniper Networks, Inc.	782,254	24,656,646
Lumentum Holdings, Inc. (b)	177,537	14,417,780
Motorola Solutions, Inc.	407,085	86,989,994
Ubiquiti, Inc. (a)	15,735	4,441,204
ViaSat, Inc. (b)	172,709	6,357,418
		253,526,448
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	1,430,543	102,283,825
Arrow Electronics, Inc. (b)	164,917	19,437,118
Avnet, Inc.	242,848	10,602,744
CDW Corp.	331,829	54,147,856
Cognex Corp.	418,683	28,315,531
Coherent, Inc. (b)	59,828	16,027,921
Corning, Inc.	1,864,043	65,595,673
IPG Photonics Corp. (b)	88,622	8,373,007
Jabil, Inc.	342,328	19,762,595
Keysight Technologies, Inc. (b)	446,234	62,593,243
Littelfuse, Inc.	58,621	13,438,864
National Instruments Corp.	324,682	11,734,007
TD SYNNEX Corp.	101,905	10,199,671
Teledyne Technologies, Inc. (b)	112,529	48,561,890
Trimble, Inc. (b)	613,339	40,909,711
Vontier Corp.	414,014	10,607,039
Zebra Technologies Corp. Class A (b)	130,397	48,202,555
		570,793,250
IT Services - 3.2%
Akamai Technologies, Inc. (b)	393,719	44,206,769
Amdocs Ltd.	301,066	23,991,950
Bread Financial Holdings, Inc.	121,819	6,675,681
Broadridge Financial Solutions, Inc.	283,213	40,819,490
Cloudflare, Inc. (b)	641,649	55,271,645
Concentrix Corp.	103,132	16,241,227
DXC Technology Co. (b)	596,662	17,124,199
EPAM Systems, Inc. (b)	131,799	34,925,417
Euronet Worldwide, Inc. (b)	123,973	15,081,315
Fastly, Inc. Class A (a)(b)	258,866	4,115,969
FleetCor Technologies, Inc. (b)	194,521	48,536,880
Gartner, Inc. (b)	195,931	56,927,752
Genpact Ltd.	448,426	18,058,115
Globant SA (b)	98,974	21,377,394
GoDaddy, Inc. (b)	411,108	33,221,637
Jack Henry & Associates, Inc.	177,274	33,607,605
MongoDB, Inc. Class A (b)	155,492	55,188,776
Okta, Inc. (b)	308,737	36,835,411
Paychex, Inc.	788,980	99,987,435
Paysafe Ltd. (a)(b)	878,185	2,441,354
Sabre Corp. (b)	786,716	8,236,917
Shift4 Payments, Inc. (a)(b)	105,128	5,515,015
SolarWinds, Inc.	85,402	1,056,423
StoneCo Ltd. Class A (b)	541,548	5,101,382
Switch, Inc. Class A	280,618	8,379,253
The Western Union Co.	961,885	16,121,193
Thoughtworks Holding, Inc. (a)	102,271	1,893,036
VeriSign, Inc. (b)	238,203	42,564,494
WEX, Inc. (b)	109,362	18,180,339
Wix.com Ltd. (b)	130,554	9,851,605
		781,535,678
Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems LLC (b)	98,199	2,387,218
Cirrus Logic, Inc. (b)	139,348	10,562,578
Enphase Energy, Inc. (b)	318,804	51,454,966
Entegris, Inc.	329,682	36,723,278
First Solar, Inc. (b)	259,535	18,953,841
GlobalFoundries, Inc. (a)	128,259	6,706,663
Marvell Technology, Inc.	2,066,042	119,995,719
Microchip Technology, Inc.	1,334,743	87,025,244
MKS Instruments, Inc.	135,374	15,429,929
Monolithic Power Systems, Inc.	111,015	43,544,524
onsemi (b)	1,036,953	54,035,621
Qorvo, Inc. (b)	264,932	30,143,963
Skyworks Solutions, Inc.	403,987	45,771,727
Teradyne, Inc.	399,050	42,083,813
Universal Display Corp.	105,971	13,535,676
Wolfspeed, Inc. (a)(b)	282,406	25,899,454
		604,254,214
Software - 6.9%
Alteryx, Inc. Class A (b)	143,932	9,240,434
Anaplan, Inc. (b)	351,152	22,821,368
ANSYS, Inc. (b)	213,330	58,812,948
Aspen Technology, Inc. (b)	163,614	25,939,364
Avalara, Inc. (b)	209,708	15,952,488
Bentley Systems, Inc. Class B (a)	337,871	14,322,352
Bill.Com Holdings, Inc. (a)(b)	228,706	39,042,401
Black Knight, Inc. (b)	372,174	24,485,327
C3.Ai, Inc. (a)(b)	147,594	2,507,622
Cadence Design Systems, Inc. (b)	673,204	101,552,823
CDK Global, Inc.	286,196	15,571,924
Ceridian HCM Holding, Inc. (b)	320,720	18,002,014
Citrix Systems, Inc.	303,297	30,360,030
Coupa Software, Inc. (b)	182,317	15,733,957
Crowdstrike Holdings, Inc. (b)	488,351	97,064,645
Datadog, Inc. Class A (b)	623,083	75,255,965
Datto Holding Corp. (b)	59,136	2,052,019
DocuSign, Inc. (b)	472,431	38,266,911
Dolby Laboratories, Inc. Class A	157,210	12,179,059
DoubleVerify Holdings, Inc. (b)	142,964	3,109,467
Dropbox, Inc. Class A (b)	727,306	15,818,906
Duck Creek Technologies, Inc. (b)	186,720	2,974,450
Dynatrace, Inc. (b)	487,186	18,688,455
Elastic NV (b)	183,452	13,968,035
Everbridge, Inc. (b)	96,345	4,152,470
Fair Isaac Corp. (b)	62,384	23,301,048
Five9, Inc. (b)	165,210	18,189,621
Fortinet, Inc. (b)	328,026	94,802,794
Guidewire Software, Inc. (b)	205,419	17,859,128
HubSpot, Inc. (b)	110,369	41,877,310
Informatica, Inc. (a)	81,864	1,593,073
Jamf Holding Corp. (a)(b)	130,999	4,034,769
Mandiant, Inc. (b)	573,871	12,613,685
Manhattan Associates, Inc. (b)	154,957	20,229,636
N-able, Inc. (b)	96,624	966,240
nCino, Inc. (a)(b)	137,388	5,150,676
NCR Corp. (b)	312,041	10,930,796
New Relic, Inc. (b)	128,877	8,154,048
NortonLifeLock, Inc.	1,346,044	33,704,942
Nutanix, Inc. Class A (b)	523,922	13,113,768
Palantir Technologies, Inc. (a)(b)	4,065,765	42,283,956
Palo Alto Networks, Inc. (b)	236,880	132,956,001
Paycom Software, Inc. (b)	119,702	33,692,522
Paycor HCM, Inc. (a)	115,325	2,840,455
Paylocity Holding Corp. (b)	97,323	18,455,360
Pegasystems, Inc.	99,875	7,649,426
Procore Technologies, Inc. (a)(b)	145,641	8,078,706
PTC, Inc. (b)	258,102	29,477,829
RingCentral, Inc. (b)	200,113	16,979,588
Smartsheet, Inc. (b)	297,488	14,377,595
Splunk, Inc. (b)	388,721	47,431,736
SS&C Technologies Holdings, Inc.	548,861	35,489,352
Synopsys, Inc. (b)	371,676	106,592,960
Teradata Corp. (b)	263,872	10,911,107
The Trade Desk, Inc. (b)	1,063,644	62,669,904
Tyler Technologies, Inc. (b)	98,594	38,916,038
Unity Software, Inc. (a)(b)	368,994	24,504,892
Zendesk, Inc. (b)	295,204	36,026,696
Zscaler, Inc. (b)	193,201	39,169,571
		1,692,900,662
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	3,184,436	49,072,159
HP, Inc.	2,653,967	97,214,811
NetApp, Inc.	545,025	39,923,081
Pure Storage, Inc. Class A (b)	668,073	19,574,539
Western Digital Corp. (b)	764,422	40,567,876
Xerox Holdings Corp.	310,362	5,400,299
		251,752,765
TOTAL INFORMATION TECHNOLOGY		4,154,763,017
MATERIALS - 6.3%
Chemicals - 3.0%
Albemarle Corp. U.S.	284,705	54,899,665
Ashland Global Holdings, Inc.	126,093	13,235,982
Axalta Coating Systems Ltd. (b)	498,998	12,659,579
Celanese Corp. Class A	266,711	39,190,514
CF Industries Holdings, Inc.	523,654	50,705,417
Corteva, Inc.	1,788,049	103,152,547
Diversey Holdings Ltd. (b)	188,435	1,458,487
Eastman Chemical Co.	327,942	33,669,805
Element Solutions, Inc.	566,476	11,680,735
FMC Corp.	310,344	41,132,994
Huntsman Corp.	507,648	17,194,038
International Flavors & Fragrances, Inc.	624,094	75,702,602
LyondellBasell Industries NV Class A	636,337	67,470,812
NewMarket Corp.	15,543	5,045,413
Olin Corp.	346,701	19,900,637
PPG Industries, Inc.	579,887	74,219,737
RPM International, Inc.	312,625	25,916,613
The Chemours Co. LLC	389,575	12,883,245
The Mosaic Co.	908,929	56,735,348
The Scotts Miracle-Gro Co. Class A (a)	100,521	10,447,148
Valvoline, Inc.	443,417	13,404,496
Westlake Corp.	81,174	10,272,570
		750,978,384
Construction Materials - 0.5%
Eagle Materials, Inc.	94,702	11,678,651
Martin Marietta Materials, Inc.	152,308	53,950,540
Vulcan Materials Co.	323,863	55,798,356
		121,427,547
Containers & Packaging - 1.6%
Amcor PLC	3,705,262	43,944,407
Aptargroup, Inc.	160,815	18,466,386
Ardagh Group SA	38,734	554,090
Ardagh Metal Packaging SA (a)	171,822	1,225,091
Avery Dennison Corp.	202,689	36,605,633
Ball Corp.	776,933	63,055,882
Berry Global Group, Inc. (b)	330,708	18,635,396
Crown Holdings, Inc.	301,083	33,131,173
Graphic Packaging Holding Co.	691,117	15,066,351
International Paper Co.	947,647	43,857,103
Packaging Corp. of America	229,546	36,995,929
Sealed Air Corp.	362,447	23,272,722
Silgan Holdings, Inc.	205,051	9,098,113
Sonoco Products Co.	240,134	14,866,696
WestRock Co.	636,807	31,541,051
		390,316,023
Metals & Mining - 1.1%
Alcoa Corp.	450,847	30,567,427
Cleveland-Cliffs, Inc. (b)	1,093,092	27,862,915
Nucor Corp.	667,214	103,271,383
Reliance Steel & Aluminum Co.	152,553	30,243,632
Royal Gold, Inc.	160,435	20,933,559
Steel Dynamics, Inc.	461,630	39,584,773
United States Steel Corp.	633,471	19,314,531
		271,778,220
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	214,744	13,855,283
Sylvamo Corp. (b)	87,144	3,890,980
		17,746,263
TOTAL MATERIALS		1,552,246,437
REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.2%
Alexandria Real Estate Equities, Inc.	407,854	74,294,685
American Campus Communities, Inc.	335,196	21,677,125
American Homes 4 Rent Class A	720,919	28,555,602
Americold Realty Trust	653,058	17,227,670
Apartment Income (REIT) Corp.	382,597	18,812,294
AvalonBay Communities, Inc.	341,463	77,676,003
Boston Properties, Inc.	382,350	44,964,360
Brixmor Property Group, Inc.	724,751	18,394,180
Camden Property Trust (SBI)	242,068	37,978,049
Cousins Properties, Inc.	362,917	13,028,720
CubeSmart	533,750	25,358,463
Douglas Emmett, Inc.	407,275	11,998,322
Duke Realty Corp.	931,067	50,975,918
EPR Properties	181,178	9,515,469
Equity Lifestyle Properties, Inc.	433,280	33,483,878
Equity Residential (SBI)	902,787	73,577,141
Essex Property Trust, Inc.	158,715	52,260,088
Extra Space Storage, Inc.	321,194	61,026,860
Federal Realty Investment Trust (SBI)	191,054	22,364,781
First Industrial Realty Trust, Inc.	315,007	18,270,406
Gaming & Leisure Properties	570,583	25,322,474
Healthcare Trust of America, Inc.	532,760	16,227,870
Healthpeak Properties, Inc.	1,320,339	43,320,323
Highwoods Properties, Inc. (SBI)	251,594	10,275,099
Host Hotels & Resorts, Inc.	1,731,385	35,233,685
Hudson Pacific Properties, Inc.	362,880	8,447,846
Invitation Homes, Inc.	1,461,745	58,206,686
Iron Mountain, Inc.	701,584	37,696,108
JBG SMITH Properties	299,169	7,886,095
Kilroy Realty Corp.	284,227	19,895,890
Kimco Realty Corp.	1,422,619	36,034,939
Lamar Advertising Co. Class A	210,988	23,295,185
Life Storage, Inc.	199,482	26,429,370
Medical Properties Trust, Inc.	1,447,116	26,612,463
Mid-America Apartment Communities, Inc.	282,570	55,575,868
National Retail Properties, Inc.	427,689	18,749,886
Omega Healthcare Investors, Inc.	584,227	14,886,104
Orion Office (REIT), Inc. (a)	138,420	1,857,596
Park Hotels & Resorts, Inc.	574,805	11,329,407
Rayonier, Inc.	347,984	15,032,909
Realty Income Corp.	1,385,535	96,100,708
Regency Centers Corp.	413,509	28,461,824
Rexford Industrial Realty, Inc.	393,451	30,704,916
SBA Communications Corp. Class A	265,347	92,104,597
Simon Property Group, Inc.	799,012	94,283,416
SL Green Realty Corp.	165,690	11,469,062
Spirit Realty Capital, Inc.	311,717	13,544,104
Store Capital Corp.	598,146	17,005,291
Sun Communities, Inc.	280,537	49,253,881
UDR, Inc.	775,156	41,246,051
Ventas, Inc.	976,012	54,217,467
VICI Properties, Inc.	2,062,980	61,497,434
Vornado Realty Trust	429,603	16,629,932
Welltower, Inc.	1,066,726	96,869,388
Weyerhaeuser Co.	1,835,351	75,653,168
WP Carey, Inc.	462,852	37,384,556
		2,020,181,612
Real Estate Management & Development - 0.6%
CBRE Group, Inc.	817,900	67,918,416
Howard Hughes Corp. (b)	101,580	10,187,458
Jones Lang LaSalle, Inc. (b)	123,684	27,053,401
Opendoor Technologies, Inc. (a)(b)	1,116,045	7,801,155
Zillow Group, Inc.:
Class A (b)	145,291	5,615,497
Class C (a)(b)	407,983	16,245,883
		134,821,810
TOTAL REAL ESTATE		2,155,003,422
UTILITIES - 5.5%
Electric Utilities - 2.5%
Alliant Energy Corp.	612,778	36,037,474
Avangrid, Inc. (a)	139,824	6,201,194
Edison International	913,460	62,836,913
Entergy Corp.	490,904	58,343,940
Evergy, Inc.	560,114	38,003,735
Eversource Energy	840,864	73,491,514
FirstEnergy Corp.	1,332,529	57,711,831
Hawaiian Electric Industries, Inc.	258,098	10,610,409
IDACORP, Inc.	123,238	12,962,173
NRG Energy, Inc.	595,796	21,389,076
OGE Energy Corp.	488,784	18,906,165
PG&E Corp. (b)	4,872,244	61,633,887
Pinnacle West Capital Corp.	275,971	19,649,135
PPL Corp.	1,841,858	52,143,000
Xcel Energy, Inc.	1,319,022	96,631,552
		626,551,998
Gas Utilities - 0.3%
Atmos Energy Corp.	328,313	37,230,694
National Fuel Gas Co.	213,642	14,982,713
UGI Corp.	509,274	17,468,098
		69,681,505
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	312,702	11,226,002
The AES Corp.	1,617,691	33,033,250
Vistra Corp.	1,172,774	29,342,805
		73,602,057
Multi-Utilities - 2.0%
Ameren Corp.	623,477	57,921,013
CenterPoint Energy, Inc.	1,453,606	44,494,880
CMS Energy Corp.	707,972	48,630,597
Consolidated Edison, Inc.	867,280	80,431,547
DTE Energy Co.	472,685	61,940,642
NiSource, Inc.	959,217	27,932,399
Public Service Enterprise Group, Inc.	1,235,502	86,065,069
WEC Energy Group, Inc.	773,086	77,347,254
		484,763,401
Water Utilities - 0.4%
American Water Works Co., Inc.	444,785	68,532,473
Essential Utilities, Inc.	564,584	25,270,780
		93,803,253
TOTAL UTILITIES		1,348,402,214
TOTAL COMMON STOCKS (Cost $20,358,226,484)		24,549,338,389

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $5,948,722)	6,000,000	5,927,198

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (e)	38,216,745	38,224,389
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	616,906,340	616,968,030
TOTAL MONEY MARKET FUNDS (Cost $655,188,503)		655,192,419

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $21,019,363,709)	25,210,458,006
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(603,945,655)
NET ASSETS - 100.0%	24,606,512,351

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	193	Jun 2022	48,155,430	(579,571)	(579,571)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,544,035.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	43,980,920	4,400,095,577	4,405,852,108	70,042	-	-	38,224,389	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	646,407,750	4,043,015,390	4,072,455,110	1,814,510	-	-	616,968,030	1.6%
Total	690,388,670	8,443,110,967	8,478,307,218	1,884,552	-	-	655,192,419

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	858,725,489	858,725,489	-	-
Consumer Discretionary	2,802,816,015	2,802,816,015	-	-
Consumer Staples	1,015,459,979	1,015,459,979	-	-
Energy	1,476,609,361	1,476,609,361	-	-
Financials	3,046,035,335	3,046,035,335	-	-
Health Care	2,588,051,758	2,588,051,758	-	-
Industrials	3,551,225,362	3,551,225,362	-	-
Information Technology	4,154,763,017	4,154,763,017	-	-
Materials	1,552,246,437	1,552,246,437	-	-
Real Estate	2,155,003,422	2,155,003,422	-	-
Utilities	1,348,402,214	1,348,402,214	-	-

U.S. Government and Government Agency Obligations	5,927,198	-	5,927,198	-

Money Market Funds	655,192,419	655,192,419	-	-
Total Investments in Securities:	25,210,458,006	25,204,530,808	5,927,198	-
Derivative Instruments:

Liabilities
Futures Contracts	(579,571)	(579,571)	-	-
Total Liabilities	(579,571)	(579,571)	-	-
Total Derivative Instruments:	(579,571)	(579,571)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(579,571)
Total Equity Risk	0	(579,571)
Total Value of Derivatives	0	(579,571)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
		April 30, 2022

Assets
Investment in securities, at value (including securities loaned of $583,193,142) - See accompanying schedule:	$24,555,265,587
Unaffiliated issuers (cost $20,364,175,206)
Fidelity Central Funds (cost $655,188,503)	655,192,419

Total Investment in Securities (cost $21,019,363,709)		$25,210,458,006
Receivable for investments sold		48,462,889
Receivable for fund shares sold		31,508,759
Dividends receivable		10,017,848
Distributions receivable from Fidelity Central Funds		281,391
Other receivables		87,650
Total assets		25,300,816,543
Liabilities
Payable for investments purchased	$16,041,363
Payable for fund shares redeemed	59,741,103
Accrued management fee	545,963
Payable for daily variation margin on futures contracts	934,613
Other payables and accrued expenses	87,047
Collateral on securities loaned	616,954,103
Total Liabilities		694,304,192
Net Assets		$24,606,512,351
Net Assets consist of:
Paid in capital		$20,467,806,123
Total accumulated earnings (loss)		4,138,706,228
Net Assets		$24,606,512,351
Net Asset Value , offering price and redemption price per share ($24,606,512,351 ÷ 883,605,747 shares)		$27.85

Statement of Operations
		Year ended April 30, 2022
Investment Income
Dividends		$304,046,662
Interest		11,031
Income from Fidelity Central Funds (including $1,814,510 from security lending)		1,884,552
Total Income		305,942,245
Expenses
Management fee	$6,000,372
Independent trustees' fees and expenses	71,356
Total expenses before reductions	6,071,728
Expense reductions	(307)
Total expenses after reductions		6,071,421
Net Investment income (loss)		299,870,824
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	793,070,258
Futures contracts	(6,612,038)
Total net realized gain (loss)		786,458,220
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,782,385,911)
Futures contracts	(2,577,148)
Total change in net unrealized appreciation (depreciation)		(2,784,963,059)
Net gain (loss)		(1,998,504,839)
Net increase (decrease) in net assets resulting from operations		$(1,698,634,015)

Statement of Changes in Net Assets

	Year ended April 30, 2022	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$299,870,824	$222,523,794
Net realized gain (loss)	786,458,220	237,389,245
Change in net unrealized appreciation (depreciation)	(2,784,963,059)	7,107,793,057
Net increase (decrease) in net assets resulting from operations	(1,698,634,015)	7,567,706,096
Distributions to shareholders	(825,817,779)	(410,200,120)
Share transactions
Proceeds from sales of shares	10,013,360,284	7,119,456,006
Reinvestment of distributions	777,046,785	390,795,119
Cost of shares redeemed	(5,613,571,542)	(4,669,032,900)
Net increase (decrease) in net assets resulting from share transactions	5,176,835,527	2,841,218,225
Total increase (decrease) in net assets	2,652,383,733	9,998,724,201

Net Assets
Beginning of period	21,954,128,618	11,955,404,417
End of period	$24,606,512,351	$21,954,128,618

Other Information
Shares
Sold	325,804,124	279,167,839
Issued in reinvestment of distributions	25,155,474	15,064,593
Redeemed	(182,488,538)	(185,726,148)
Net increase (decrease)	168,471,060	108,506,284

Fidelity® Mid Cap Index Fund

Years ended April 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$30.70	$19.71	$22.53	$20.85	$19.25
Income from Investment Operations
Net investment income (loss) A,B	.38	.34	.40	.36	.34
Net realized and unrealized gain (loss)	(2.16)	11.28	(2.54)	1.80	1.79
Total from investment operations	(1.78)	11.62	(2.14)	2.16	2.13
Distributions from net investment income	(.35)	(.37)	(.34)	(.34)	(.28)
Distributions from net realized gain	(.72)	(.26)	(.34)	(.14)	(.25)
Total distributions	(1.07)	(.63)	(.68)	(.48)	(.53)
Net asset value, end of period	$27.85	$30.70	$19.71	$22.53	$20.85
Total Return C	(6.13)%	59.59%	(9.99)%	10.68%	11.13%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.03%	.03%	.03%	.03%	.04%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.04%
Expenses net of all reductions	.03%	.03%	.03%	.03%	.04%
Net investment income (loss)	1.24%	1.35%	1.82%	1.71%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$24,606,512	$21,954,129	$11,955,404	$9,705,989	$393,979
Portfolio turnover rate F	12% G	14% G	14%	12%	10% G

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

G Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Small Cap Index Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Small Cap Index Fund	-16.89%	7.34%	10.21%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Index Fund on April 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

33,000
30,000
25,000
20,000
15,000
10,000
$9,300
2012
2013
2014
2015
2016
2017
2018
2019
2020
2021
'22

**Period Ending Values**

$26,445 Fidelity® Small Cap Index Fund

$26,078 Russell 2000® Index

Fidelity® Small Cap Index Fund
Management's Discussion of Fund Performance
Market Recap:
The S&P 500® index gained 0.21% for the 12 months ending April 30, 2022. After posting a strong result in 2021, large-cap stocks retreated to begin the new year amid several notable headwinds that stoked volatility, uncertainty and investor anxiety. Chief among these was the U.S. Federal Reserve's accelerated plan to hike interest rates and aggressively wind down its balance sheet in an attempt to rein in historically high inflation. In addition, geopolitical unrest rose as Russia invaded Ukraine in late February and escalated its attack through period end. Other factors influencing stocks included surging commodity prices, rising bond yields, supply constraint and disruption, and the potential for variants of the coronavirus to upend the economy. Against this backdrop, the S&P 500® index returned -5.17% in January and -2.99% in February, falling on mixed corporate earnings, particularly among some highflying tech firms. Volatility eased in March and the index gained 3.71% for the month. April saw a sharp reversal, with the index returning -8.72% amid clearer signals of the Fed's intension to tighten monetary policy and angst about the economic toll of "zero-COVID" lockdowns in China. It was the largest monthly decline for the S&P 500® since March 2020. For the full 12 months, the growth-oriented communication services (-22%) and consumer discretionary (-11%) sectors lagged most. In contrast, energy (+61%) rode a surge in commodity prices and led the market by a wide margin, followed by the defensive consumer staples (+17%) sector.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2022, the fund returned -16.89%, roughly in line with the -16.87% result of the benchmark Russell 2000® Index. By sector, stocks in the health care sector returned -42% and detracted most, followed by consumer discretionary, which returned -26%. Information technology returned -17% and financials detracted roughly -11%. Industrials (-9%) and communication services (-24%), especially in the media & entertainment industry (-24%), hampered results. Other notable detractors included the materials (-7%), and consumer staples (-5%) sectors. Real estate (-2%) also hurt. Conversely, energy advanced 67% and contributed most. Utilities stocks also helped, gaining 2%. Turning to individual stocks, the biggest individual detractor was Redfin (-84%), from the real estate sector. Invitae, within the health care equipment & services group, returned -85% and hindered the fund. Other detractors from the pharmaceuticals, biotechnology & life sciences category were Twist Bioscience (-78%), Bridgebio Pharma (-86%), and TG Therapeutics (-85%). Conversely, the biggest individual contributor was Avis Budget (+201%), from the transportation segment. In energy, Ovintiv (+118%), Antero Resources (+291%), and Range Resources (+205%) helped. Regal Rexnord, within the capital goods industry, gained 3% and boosted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Index Fund
Investment Summary April 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Ovintiv, Inc.	0.5
Avis Budget Group, Inc.	0.5
Antero Resources Corp.	0.4
BJ's Wholesale Club Holdings, Inc.	0.4
Chesapeake Energy Corp.	0.4
AMC Entertainment Holdings, Inc. Class A	0.3
EastGroup Properties, Inc.	0.3
Tenet Healthcare Corp.	0.3
Southwestern Energy Co.	0.3
Tetra Tech, Inc.	0.3
3.7

Market Sectors (% of Fund's net assets)

Financials	15.7
Industrials	15.4
Health Care	15.2
Information Technology	13.3
Consumer Discretionary	10.3
Real Estate	7.9
Energy	7.1
Materials	4.0
Consumer Staples	3.8
Utilities	3.1
Communication Services	2.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.6%

Fidelity® Small Cap Index Fund
Schedule of Investments April 30, 2022
Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	87,301	4,525,684
ATN International, Inc.	81,832	3,232,364
Bandwidth, Inc. (a)	142,481	3,151,680
Cogent Communications Group, Inc.	324,597	18,988,925
Consolidated Communications Holdings, Inc. (a)	565,516	3,364,820
EchoStar Holding Corp. Class A (a)(b)	285,501	6,666,448
Globalstar, Inc. (a)(b)	4,681,074	5,430,046
IDT Corp. Class B (a)	111,527	2,953,235
Iridium Communications, Inc. (a)	902,481	32,227,597
Liberty Latin America Ltd.:
Class A (a)	73,978	683,557
Class C (a)	1,326,895	12,260,510
Ooma, Inc. (a)	173,468	2,227,329
Radius Global Infrastructure, Inc. (a)(b)	564,658	7,013,052
Telesat Corp. (a)(b)	51,112	574,499
		103,299,746
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (a)(b)	3,888,620	59,495,886
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	62,011	540,116
Cinemark Holdings, Inc. (a)(b)	859,231	13,627,404
CuriosityStream, Inc. Class A (a)(b)	242,401	492,074
Eros STX Global Corp. Class A (a)(b)	122,198	211,403
IMAX Corp. (a)	386,631	6,116,502
Lions Gate Entertainment Corp.:
Class A (a)(b)	633,314	8,543,406
Class B (a)	697,093	8,762,459
LiveOne, Inc. (a)(b)	444,744	302,426
Madison Square Garden Entertainment Corp. (a)(b)	200,546	14,689,995
Marcus Corp. (a)(b)	165,788	2,607,845
		115,389,516
Interactive Media & Services - 0.5%
CarGurus, Inc. Class A (a)	720,362	23,541,430
Cars.com, Inc. (a)(b)	520,243	5,785,102
Eventbrite, Inc. (a)(b)	595,092	6,296,073
EverQuote, Inc. Class A (a)(b)	157,646	2,188,126
fuboTV, Inc. (a)(b)	688,025	2,607,615
Liberty TripAdvisor Holdings, Inc. (a)	572,823	859,235
MediaAlpha, Inc. Class A (a)(b)	165,758	2,443,273
Outbrain, Inc. (b)	205,100	1,845,900
QuinStreet, Inc. (a)	387,808	3,688,054
Society Pass, Inc. (b)	80,555	161,916
TrueCar, Inc. (a)(b)	751,861	2,691,662
Yelp, Inc. (a)	552,099	17,959,780
Ziff Davis, Inc. (a)	328,779	29,050,912
		99,119,078
Media - 1.0%
Advantage Solutions, Inc. Class A (a)(b)	560,302	2,818,319
AMC Networks, Inc. Class A (a)(b)	225,375	7,353,986
Audacy, Inc. Class A (a)	900,617	2,287,567
Boston Omaha Corp. (a)(b)	156,674	3,265,086
Cardlytics, Inc. (a)(b)	253,805	8,662,365
Clear Channel Outdoor Holdings, Inc. (a)(b)	2,757,150	6,782,589
comScore, Inc. (a)(b)	525,207	1,060,918
Daily Journal Corp. (a)(b)	9,070	2,332,351
Digital Media Solutions, Inc. Class A (a)(b)	34,406	94,617
E.W. Scripps Co. Class A (a)	430,137	7,080,055
Emerald Holding, Inc. (a)	179,883	483,885
Entravision Communication Corp. Class A (b)	455,289	2,353,844
Fluent, Inc. (a)(b)	351,710	471,291
Gannett Co., Inc. (a)(b)	1,002,786	4,021,172
Gray Television, Inc.	639,112	11,836,354
Hemisphere Media Group, Inc. (a)	117,847	458,425
iHeartMedia, Inc. (a)	847,927	13,558,353
Integral Ad Science Holding Corp.	262,519	3,100,349
John Wiley & Sons, Inc. Class A	322,735	16,423,984
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	38,036	999,206
Liberty Braves Class C (a)	310,027	7,784,778
Magnite, Inc. (a)(b)	1,033,710	9,975,302
National CineMedia, Inc. (b)	416,863	921,267
Scholastic Corp.	202,928	7,477,897
Sinclair Broadcast Group, Inc. Class A (b)	364,343	8,102,988
Stagwell, Inc. (a)(b)	457,912	3,104,643
TechTarget, Inc. (a)	201,059	13,533,281
TEGNA, Inc.	1,651,666	36,419,235
Thryv Holdings, Inc. (a)	50,355	1,300,670
WideOpenWest, Inc. (a)(b)	385,951	7,738,318
		191,803,095
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)(b)	438,808	8,078,455
Shenandoah Telecommunications Co. (b)	359,574	7,263,395
Telephone & Data Systems, Inc. (b)	772,737	14,156,542
U.S. Cellular Corp. (a)	112,960	3,250,989
		32,749,381
TOTAL COMMUNICATION SERVICES		542,360,816
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.2%
Adient PLC (a)(b)	715,815	24,437,924
American Axle & Manufacturing Holdings, Inc. (a)	785,430	5,199,547
Cooper-Standard Holding, Inc. (a)	100,900	465,149
Dana, Inc.	1,135,049	16,810,076
Dorman Products, Inc. (a)	196,508	19,399,270
Fox Factory Holding Corp. (a)	319,390	26,151,653
Gentherm, Inc. (a)	250,737	16,904,689
LCI Industries	186,187	18,119,719
Modine Manufacturing Co. (a)	374,208	2,956,243
Motorcar Parts of America, Inc. (a)(b)	140,703	2,140,093
Patrick Industries, Inc.	172,086	10,712,354
Standard Motor Products, Inc.	153,293	6,542,545
Stoneridge, Inc. (a)(b)	196,886	3,880,623
Tenneco, Inc. (a)	508,558	8,731,941
The Goodyear Tire & Rubber Co. (a)(b)	2,090,185	27,841,264
Visteon Corp. (a)	212,031	22,201,766
XL Fleet Corp. (Class A) (a)(b)	790,504	1,106,706
XPEL, Inc. (a)(b)	138,759	6,004,102
		219,605,664
Automobiles - 0.2%
Arcimoto, Inc. (a)(b)	251,567	845,265
Canoo, Inc. (a)(b)	857,879	4,117,819
Fisker, Inc. (a)(b)	1,309,006	13,168,600
Lordstown Motors Corp. Class A (a)(b)	908,132	1,979,728
Winnebago Industries, Inc. (b)	241,982	12,868,603
Workhorse Group, Inc. (a)(b)	1,313,367	3,953,235
		36,933,250
Distributors - 0.0%
Funko, Inc. (a)(b)	214,113	3,487,901
Diversified Consumer Services - 0.6%
2U, Inc. (a)(b)	499,312	4,983,134
Adtalem Global Education, Inc. (a)	380,896	11,164,062
American Public Education, Inc. (a)	144,596	2,810,946
Carriage Services, Inc.	117,278	5,030,053
Coursera, Inc. (b)	565,011	10,627,857
European Wax Center, Inc. (b)	109,643	3,009,700
Graham Holdings Co.	29,071	17,220,788
Laureate Education, Inc. Class A	664,060	7,523,800
OneSpaWorld Holdings Ltd. (a)(b)	418,149	4,198,216
Perdoceo Education Corp. (a)	543,872	6,080,489
PowerSchool Holdings, Inc. (b)	337,341	5,107,343
Regis Corp. (a)(b)	283,464	382,676
StoneMor, Inc. (a)(b)	242,953	575,799
Strategic Education, Inc. (b)	176,675	11,413,205
Stride, Inc. (a)(b)	319,671	12,563,070
Udemy, Inc.	96,290	1,050,524
Vivint Smart Home, Inc. Class A (a)(b)	716,279	3,753,302
WW International, Inc. (a)(b)	347,617	3,403,170
		110,898,134
Hotels, Restaurants & Leisure - 2.4%
Accel Entertainment, Inc. (a)	428,910	5,074,005
Bally's Corp. (a)(b)	231,295	6,901,843
Biglari Holdings, Inc. (a)(b)	5,786	789,153
BJ's Restaurants, Inc. (a)(b)	156,026	4,335,963
Bloomin' Brands, Inc.	680,576	14,965,866
Bluegreen Vacations Holding Corp. Class A	105,641	2,778,358
Brinker International, Inc. (a)(b)	335,182	12,177,162
Carrols Restaurant Group, Inc. (b)	237,583	380,133
Century Casinos, Inc. (a)	210,927	2,208,406
Chuy's Holdings, Inc. (a)(b)	152,896	3,823,929
Cracker Barrel Old Country Store, Inc.	179,095	19,877,754
Dave & Buster's Entertainment, Inc. (a)	339,385	15,442,018
Denny's Corp. (a)(b)	464,891	5,959,903
Dine Brands Global, Inc.	127,748	9,158,254
Drive Shack, Inc. (a)(b)	689,911	848,591
El Pollo Loco Holdings, Inc. (a)(b)	145,779	1,552,546
Esports Technologies, Inc. (a)(b)	104,938	383,024
Everi Holdings, Inc. (a)	638,748	11,088,665
F45 Training Holdings, Inc.	223,075	1,960,829
Fiesta Restaurant Group, Inc. (a)(b)	127,222	865,110
First Watch Restaurant Group, Inc. (b)	88,319	1,148,147
Full House Resorts, Inc. (a)	254,551	2,303,687
GAN Ltd. (a)(b)	298,322	1,112,741
Golden Entertainment, Inc. (a)(b)	128,214	6,149,143
Golden Nugget Online Gaming, Inc. (a)	279,056	1,398,071
Hall of Fame Resort & Entertainment Co. (a)(b)	346,541	286,728
Hilton Grand Vacations, Inc. (a)	642,126	30,070,761
International Game Technology PLC (b)	753,129	16,440,806
Jack in the Box, Inc. (b)	160,138	13,253,021
Krispy Kreme, Inc. (b)	662,737	8,801,147
Kura Sushi U.S.A., Inc. Class A (a)(b)	35,543	1,783,548
Life Time Group Holdings, Inc. (b)	270,674	3,870,638
Light & Wonder, Inc. Class A (a)	723,672	40,569,052
Lindblad Expeditions Holdings (a)	240,078	3,675,594
Monarch Casino & Resort, Inc. (a)	98,654	6,920,578
Nathan's Famous, Inc. (b)	19,972	946,074
NeoGames SA (a)	99,039	1,294,440
Noodles & Co. (a)(b)	318,034	1,771,449
Papa John's International, Inc.	248,135	22,592,692
PlayAGS, Inc. (a)(b)	197,713	1,304,906
Portillo's, Inc. (b)	152,387	3,174,221
RCI Hospitality Holdings, Inc. (b)	68,818	4,263,963
Red Robin Gourmet Burgers, Inc. (a)(b)	128,517	1,695,139
Red Rock Resorts, Inc. (b)	401,823	17,664,139
Rush Street Interactive, Inc. (a)(b)	431,411	2,739,460
Ruth's Hospitality Group, Inc.	251,501	5,273,976
SeaWorld Entertainment, Inc. (a)	378,747	25,542,698
Shake Shack, Inc. Class A (a)(b)	285,144	16,489,878
Sweetgreen, Inc. Class A (b)	48,993	1,322,811
Target Hospitality Corp. (a)(b)	171,292	1,072,288
Texas Roadhouse, Inc. Class A	531,879	43,789,598
The Cheesecake Factory, Inc.	359,373	13,264,457
The ONE Group Hospitality, Inc. (a)	158,149	1,472,367
Wingstop, Inc.	225,374	20,680,318
Xponential Fitness, Inc. (b)	96,553	2,000,578
		446,710,626
Household Durables - 1.7%
Aterian, Inc. (a)(b)	268,211	1,375,922
Bassett Furniture Industries, Inc.	64,354	1,065,702
Beazer Homes U.S.A., Inc. (a)	218,830	3,299,956
Cavco Industries, Inc. (a)	69,195	16,347,319
Century Communities, Inc.	226,912	11,962,801
Ethan Allen Interiors, Inc.	170,522	4,048,192
Flexsteel Industries, Inc. (b)	42,481	921,413
GoPro, Inc. Class A (a)	969,775	8,650,393
Green Brick Partners, Inc. (a)	232,807	4,586,298
Hamilton Beach Brands Holding Co. Class A	50,333	471,117
Helen of Troy Ltd. (a)(b)	180,991	38,824,379
Hooker Furnishings Corp. (b)	88,823	1,497,556
Hovnanian Enterprises, Inc. Class A (a)	39,288	1,808,034
Installed Building Products, Inc. (b)	169,614	13,648,839
iRobot Corp. (a)(b)	208,742	10,572,782
KB Home	605,325	19,630,690
La-Z-Boy, Inc. (b)	335,150	8,807,742
Landsea Homes Corp. (a)	79,997	666,375
Legacy Housing Corp. (a)	57,285	1,003,633
LGI Homes, Inc. (a)(b)	163,214	15,294,784
Lifetime Brands, Inc.	91,088	1,149,531
Lovesac (a)	102,576	4,496,932
M.D.C. Holdings, Inc.	430,165	15,877,390
M/I Homes, Inc. (a)	215,489	9,541,853
Meritage Homes Corp. (a)	275,793	22,766,712
Purple Innovation, Inc. (a)(b)	364,889	1,503,343
Skyline Champion Corp. (a)	396,221	20,223,120
Snap One Holdings Corp. (a)(b)	137,026	1,637,461
Sonos, Inc. (a)(b)	975,471	22,260,248
Taylor Morrison Home Corp. (a)	894,736	23,433,136
Traeger, Inc. (a)(b)	195,488	1,170,973
TRI Pointe Homes, Inc. (a)	820,886	16,967,714
Tupperware Brands Corp. (a)(b)	344,444	6,055,326
Universal Electronics, Inc. (a)(b)	97,017	2,862,002
VOXX International Corp. (a)(b)	118,255	895,190
Vuzix Corp. (a)(b)	396,504	2,049,926
Weber, Inc. (b)	156,950	1,378,021
		318,752,805
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	175,773	1,792,885
1stDibs.com, Inc. (b)	172,436	1,303,616
a.k.a. Brands Holding Corp. (b)	61,208	216,064
CarParts.com, Inc. (a)(b)	330,598	1,980,282
Duluth Holdings, Inc. (a)(b)	95,906	1,174,849
Groupon, Inc. (a)(b)	200,900	3,919,559
Lands' End, Inc. (a)(b)	115,784	1,623,292
Liquidity Services, Inc. (a)	183,534	2,646,560
Lulu's Fashion Lounge Holdings, Inc. (b)	48,445	467,010
Overstock.com, Inc. (a)(b)	336,436	11,290,792
PetMed Express, Inc. (b)	166,316	3,642,320
Porch Group, Inc. Class A (a)(b)	505,026	1,868,596
Quotient Technology, Inc. (a)(b)	714,693	3,795,020
Rent the Runway, Inc. Class A (b)	108,862	690,185
Revolve Group, Inc. (a)(b)	279,831	11,825,658
Shutterstock, Inc.	181,891	13,772,787
Stitch Fix, Inc. (a)(b)	464,225	4,410,138
The RealReal, Inc. (a)	487,043	2,639,773
Xometry, Inc. (b)	162,445	5,331,445
		74,390,831
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	256,812	10,462,521
American Outdoor Brands, Inc. (a)(b)	115,724	1,458,122
AMMO, Inc. (a)(b)	703,870	2,850,674
Callaway Golf Co. (a)(b)	878,391	19,271,899
Clarus Corp.	200,149	4,473,330
Escalade, Inc. (b)	75,917	998,309
Genius Brands International, Inc. (a)(b)	2,119,269	1,504,681
Johnson Outdoors, Inc. Class A	39,064	2,987,615
Latham Group, Inc. (a)(b)	343,760	4,125,120
Malibu Boats, Inc. Class A (a)(b)	156,948	7,892,915
Marine Products Corp.	59,392	697,262
MasterCraft Boat Holdings, Inc. (a)(b)	138,160	3,325,511
Nautilus, Inc. (a)(b)	207,611	624,909
Smith & Wesson Brands, Inc. (b)	359,342	4,933,766
Solo Brands, Inc. Class A (b)	123,680	738,370
Sturm, Ruger & Co., Inc.	127,497	8,688,921
Vista Outdoor, Inc. (a)(b)	421,780	14,859,309
		89,893,234
Multiline Retail - 0.4%
Big Lots, Inc. (b)	244,401	7,551,991
Dillard's, Inc. Class A (b)	40,493	12,302,178
Franchise Group, Inc.	212,521	7,924,908
Macy's, Inc. (b)	2,270,241	54,871,725
		82,650,802
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)(b)	429,589	14,855,188
Academy Sports & Outdoors, Inc.	590,943	22,077,630
America's Car Mart, Inc. (a)	46,161	3,732,117
American Eagle Outfitters, Inc. (b)	1,159,340	17,517,627
Arko Corp. (b)	621,042	5,757,059
Asbury Automotive Group, Inc. (a)(b)	174,161	31,995,117
Barnes & Noble Education, Inc. (a)(b)	326,727	993,250
Bed Bath & Beyond, Inc. (a)(b)	747,066	10,167,568
Big 5 Sporting Goods Corp. (b)	166,847	2,414,276
Boot Barn Holdings, Inc. (a)	220,974	19,900,918
Caleres, Inc. (b)	282,784	6,484,237
Camping World Holdings, Inc. (b)	315,472	8,101,321
CarLotz, Inc. Class A (a)(b)	490,662	435,659
Chico's FAS, Inc. (a)	827,085	4,383,551
Citi Trends, Inc. (a)(b)	65,062	1,819,784
Conn's, Inc. (a)(b)	144,612	2,263,178
Designer Brands, Inc. Class A (b)	458,859	6,341,431
Genesco, Inc. (a)(b)	106,787	6,623,998
Group 1 Automotive, Inc.	124,129	21,615,824
GrowGeneration Corp. (a)(b)	359,538	2,124,870
Guess?, Inc. (b)	318,325	7,152,763
Haverty Furniture Companies, Inc. (b)	123,631	3,069,758
Hibbett, Inc.	85,414	3,688,177
JOANN, Inc. (b)	93,212	973,133
Kirkland's, Inc. (a)(b)	85,124	615,447
Lazydays Holdings, Inc. (a)(b)	51,165	994,136
LL Flooring Holdings, Inc. (a)(b)	221,660	3,061,125
MarineMax, Inc. (a)(b)	159,218	6,515,201
Monro, Inc.	254,546	11,640,389
Murphy U.S.A., Inc.	174,086	40,666,490
National Vision Holdings, Inc. (a)(b)	626,446	23,585,692
OneWater Marine, Inc. Class A (b)	83,544	2,731,053
Party City Holdco, Inc. (a)(b)	719,761	2,224,061
Rent-A-Center, Inc. (b)	512,188	12,353,975
Sally Beauty Holdings, Inc. (a)(b)	823,903	12,457,413
Shift Technologies, Inc. Class A (a)(b)	332,468	445,507
Shoe Carnival, Inc. (b)	134,231	4,052,434
Signet Jewelers Ltd.	397,983	27,938,407
Sleep Number Corp. (a)(b)	171,288	6,947,441
Sonic Automotive, Inc. Class A (sub. vtg.)	160,748	6,839,827
Sportsman's Warehouse Holdings, Inc. (a)(b)	336,521	3,233,967
The Aaron's Co., Inc. (b)	239,000	4,906,670
The Buckle, Inc. (b)	225,324	6,998,563
The Cato Corp. Class A (sub. vtg.) (b)	138,732	1,879,819
The Children's Place, Inc. (a)	108,137	5,009,987
The Container Store Group, Inc. (a)(b)	253,739	1,941,103
The ODP Corp. (a)	343,363	14,774,910
Tilly's, Inc. (b)	172,758	1,523,726
Torrid Holdings, Inc. (b)	153,458	899,264
TravelCenters of America LLC (a)(b)	93,275	3,545,383
Urban Outfitters, Inc. (a)(b)	527,401	12,552,144
Winmark Corp.	25,173	5,115,154
Zumiez, Inc. (a)(b)	149,903	5,490,947
		435,428,669
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	440,928	29,290,847
Fossil Group, Inc. (a)(b)	313,553	3,097,904
G-III Apparel Group Ltd. (a)	332,391	8,801,714
Kontoor Brands, Inc.	391,901	15,570,227
Movado Group, Inc. (b)	115,871	4,167,880
Oxford Industries, Inc. (b)	119,487	10,706,035
PLBY Group, Inc. (a)(b)	242,323	2,142,135
Rocky Brands, Inc.	52,581	2,024,894
Steven Madden Ltd.	600,834	24,670,244
Superior Group of Companies, Inc. (b)	85,066	1,352,549
Unifi, Inc. (a)	103,887	1,524,022
Vera Bradley, Inc. (a)(b)	200,136	1,230,836
Wolverine World Wide, Inc. (b)	610,332	12,096,780
		116,676,067
TOTAL CONSUMER DISCRETIONARY		1,935,427,983
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	410,330	21,337,160
Coca-Cola Bottling Co. Consolidated	35,362	15,612,323
Duckhorn Portfolio, Inc. (a)(b)	260,270	5,054,443
MGP Ingredients, Inc. (b)	106,875	9,760,894
National Beverage Corp. (b)	175,553	7,738,376
Primo Water Corp.	1,198,587	17,547,314
Zevia PBC (b)	56,147	193,146
		77,243,656
Food & Staples Retailing - 1.3%
Andersons, Inc.	234,998	11,803,950
BJ's Wholesale Club Holdings, Inc. (a)	1,031,341	66,366,793
Chefs' Warehouse Holdings (a)	240,700	8,809,620
HF Foods Group, Inc. (a)(b)	270,382	1,579,031
Ingles Markets, Inc. Class A	104,318	9,714,092
MedAvail Holdings, Inc. (a)(b)	87,349	144,999
Natural Grocers by Vitamin Cottage, Inc.	69,056	1,408,052
Performance Food Group Co. (a)	1,145,263	56,404,203
PriceSmart, Inc.	183,158	14,551,903
Rite Aid Corp. (a)(b)	468,441	2,983,969
SpartanNash Co. (b)	264,046	9,051,497
Sprouts Farmers Market LLC (a)	852,673	25,409,655
United Natural Foods, Inc. (a)	435,335	18,688,932
Village Super Market, Inc. Class A	57,666	1,337,275
Weis Markets, Inc.	121,420	9,699,030
		237,953,001
Food Products - 1.1%
AppHarvest, Inc. (a)(b)	420,753	1,729,295
B&G Foods, Inc. Class A (b)	426,511	11,485,941
Cal-Maine Foods, Inc.	308,228	16,561,090
Calavo Growers, Inc. (b)	134,601	4,877,940
Fresh Del Monte Produce, Inc. (b)	251,772	6,558,661
Hostess Brands, Inc. Class A (a)	1,033,207	23,443,467
J&J Snack Foods Corp. (b)	109,211	16,348,887
John B. Sanfilippo & Son, Inc.	64,669	5,020,901
Laird Superfood, Inc. (a)(b)	47,004	141,482
Lancaster Colony Corp.	141,540	21,964,177
Landec Corp. (a)	189,806	1,888,570
Limoneira Co. (b)	110,855	1,323,609
Mission Produce, Inc. (a)(b)	270,457	3,440,213
Sanderson Farms, Inc.	152,079	28,799,200
Seneca Foods Corp. Class A (a)	44,006	2,387,326
Sovos Brands, Inc.	206,904	3,124,250
Tattooed Chef, Inc. (a)(b)	374,635	2,993,334
The Simply Good Foods Co. (a)(b)	643,075	26,784,074
The Vita Coco Co., Inc. (b)	96,084	1,043,472
Tootsie Roll Industries, Inc. (b)	115,677	4,052,165
TreeHouse Foods, Inc. (a)(b)	401,482	12,646,683
Utz Brands, Inc. Class A (b)	469,415	6,628,140
Vital Farms, Inc. (a)(b)	200,570	2,306,555
Whole Earth Brands, Inc. Class A (a)	270,799	1,871,221
		207,420,653
Household Products - 0.3%
Central Garden & Pet Co. (a)	329,969	14,449,343
Central Garden & Pet Co. Class A (non-vtg.) (a)	29,268	1,211,110
Energizer Holdings, Inc. (b)	516,738	15,651,994
Oil-Dri Corp. of America	39,678	989,966
WD-40 Co. (b)	104,510	19,227,750
		51,530,163
Personal Products - 0.6%
BellRing Brands, Inc. (a)	852,536	18,269,846
Edgewell Personal Care Co. (b)	416,894	15,900,337
elf Beauty, Inc. (a)(b)	371,875	9,047,719
Inter Parfums, Inc.	133,711	10,928,200
MediFast, Inc.	82,083	14,640,324
Nature's Sunshine Products, Inc.	91,213	1,510,487
Newage, Inc. (a)(b)	906,322	358,904
Nu Skin Enterprises, Inc. Class A	381,551	16,269,335
Revlon, Inc. (a)(b)	53,956	330,211
The Beauty Health Co. (a)(b)	661,945	8,671,480
The Honest Co., Inc. (b)	575,527	2,279,087
Thorne HealthTech, Inc. (b)	58,363	391,032
USANA Health Sciences, Inc. (a)	88,230	6,763,712
Veru, Inc. (a)(b)	526,802	6,174,119
		111,534,793
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,162,022	2,219,462
Turning Point Brands, Inc.	118,492	3,719,464
Universal Corp. (b)	183,010	10,587,129
Vector Group Ltd.	1,076,782	13,696,667
		30,222,722
TOTAL CONSUMER STAPLES		715,904,988
ENERGY - 7.1%
Energy Equipment & Services - 1.3%
Archrock, Inc.	1,000,602	8,715,243
Bristow Group, Inc. (a)	178,249	5,315,385
Cactus, Inc. (b)	413,197	20,630,926
Championx Corp.	1,522,328	32,121,121
DMC Global, Inc. (a)(b)	149,324	2,984,987
Dril-Quip, Inc. (a)(b)	270,496	7,811,924
Expro Group Holdings NV (a)(b)	330,116	5,044,172
Helix Energy Solutions Group, Inc. (a)(b)	1,110,399	4,563,740
Helmerich & Payne, Inc.	774,438	35,647,381
Liberty Oilfield Services, Inc. Class A (a)(b)	697,993	11,265,607
Nabors Industries Ltd. (a)	57,641	8,912,451
Newpark Resources, Inc. (a)	688,000	2,401,120
Nextier Oilfield Solutions, Inc. (a)	1,291,448	14,244,671
Oceaneering International, Inc. (a)	703,722	7,973,170
Oil States International, Inc. (a)(b)	488,289	3,300,834
Patterson-UTI Energy, Inc.	1,404,855	23,095,816
ProPetro Holding Corp. (a)	641,984	9,077,654
RPC, Inc. (a)(b)	496,925	5,138,205
Select Energy Services, Inc. Class A (a)	450,208	3,493,614
Solaris Oilfield Infrastructure, Inc. Class A	245,765	2,764,856
TETRA Technologies, Inc. (a)(b)	943,314	3,471,396
Tidewater, Inc. (a)(b)	311,851	6,224,546
U.S. Silica Holdings, Inc. (a)	559,663	10,398,539
		234,597,358
Oil, Gas & Consumable Fuels - 5.8%
Aemetis, Inc. (a)(b)	226,384	2,066,886
Alto Ingredients, Inc. (a)(b)	553,404	3,193,141
Antero Resources Corp. (a)(b)	2,151,582	75,735,686
Arch Resources, Inc. (b)	112,572	18,729,729
Berry Corp.	493,060	5,408,868
Brigham Minerals, Inc. Class A	329,304	8,160,153
California Resources Corp.	605,782	24,358,494
Callon Petroleum Co. (a)(b)	363,027	18,612,394
Centennial Resource Development, Inc. Class A (a)(b)	1,385,486	10,723,662
Centrus Energy Corp. Class A (a)(b)	67,624	1,877,242
Chesapeake Energy Corp. (b)	786,061	64,472,723
Civitas Resources, Inc.	327,265	19,184,274
Clean Energy Fuels Corp. (a)(b)	1,218,654	7,141,312
CNX Resources Corp. (a)(b)	1,515,760	31,148,868
Comstock Resources, Inc. (a)(b)	691,726	11,780,094
CONSOL Energy, Inc. (a)(b)	255,390	12,143,795
Crescent Energy, Inc. Class A (b)	209,867	3,297,011
CVR Energy, Inc. (b)	224,462	5,627,262
Delek U.S. Holdings, Inc. (a)	500,159	12,103,848
Denbury, Inc. (a)(b)	378,301	24,203,698
DHT Holdings, Inc. (b)	1,064,269	5,981,192
Dorian LPG Ltd. (b)	230,829	3,397,803
Earthstone Energy, Inc. (a)(b)	235,438	3,176,059
Energy Fuels, Inc. (a)(b)	1,181,945	8,876,407
Equitrans Midstream Corp.	3,146,407	24,730,759
Falcon Minerals Corp. (b)	309,126	2,102,057
Frontline Ltd. (NY Shares) (a)(b)	927,080	7,722,576
Gevo, Inc. (a)(b)	1,596,374	5,922,548
Golar LNG Ltd. (a)	760,413	16,972,418
Green Plains, Inc. (a)(b)	362,476	10,174,701
HighPeak Energy, Inc.	37,358	1,020,247
International Seaways, Inc. (b)	363,275	7,676,001
Kinetik Holdings, Inc.	24,781	1,763,168
Kosmos Energy Ltd. (a)	3,376,285	22,823,687
Laredo Petroleum, Inc. (a)(b)	94,385	6,721,156
Magnolia Oil & Gas Corp. Class A	1,079,100	25,078,284
Matador Resources Co. (b)	831,314	40,584,749
Murphy Oil Corp.	1,099,147	41,855,518
National Energy Services Reunited Corp. (a)	290,472	1,943,258
Nordic American Tanker Shipping Ltd. (b)	1,100,433	2,817,108
Northern Oil & Gas, Inc.	457,933	11,439,166
Oasis Petroleum, Inc.	147,807	19,608,077
Ovintiv, Inc.	1,967,446	100,713,540
Par Pacific Holdings, Inc. (a)	351,886	5,162,168
PBF Energy, Inc. Class A (a)	726,831	21,121,709
PDC Energy, Inc.	732,080	51,055,259
Peabody Energy Corp. (a)(b)	670,033	15,169,547
Range Resources Corp. (a)	1,796,032	53,773,198
Ranger Oil Corp. (a)(b)	158,473	5,047,365
Renewable Energy Group, Inc. (a)	338,010	20,638,891
Rex American Resources Corp. (a)	39,205	3,317,919
Riley Exploration Permian, Inc.	83,253	1,933,967
Scorpio Tankers, Inc. (b)	393,604	9,733,827
SFL Corp. Ltd.	921,414	9,140,427
SM Energy Co.	901,957	32,046,532
Southwestern Energy Co. (a)	7,655,296	57,414,720
Talos Energy, Inc. (a)	293,460	5,332,168
Teekay Corp. (a)	525,387	1,702,254
Teekay Tankers Ltd. (a)(b)	194,389	3,112,168
Tellurian, Inc. (a)(b)	2,800,239	13,945,190
Ur-Energy, Inc. (a)(b)	1,454,750	2,007,555
Uranium Energy Corp. (a)(b)	2,028,034	8,619,145
W&T Offshore, Inc. (a)(b)	726,274	3,457,064
Whiting Petroleum Corp.	294,136	21,486,635
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	29,463	449,311
warrants 9/1/25 (a)	14,729	189,857
World Fuel Services Corp.	467,214	11,315,923
		1,090,242,418
TOTAL ENERGY		1,324,839,776
FINANCIALS - 15.7%
Banks - 8.7%
1st Source Corp.	122,818	5,314,335
Allegiance Bancshares, Inc.	142,752	5,832,847
Amalgamated Financial Corp. (b)	101,074	1,777,892
Amerant Bancorp, Inc. Class A	193,989	5,158,168
American National Bankshares, Inc.	76,949	2,673,208
Ameris Bancorp	504,301	21,029,352
Arrow Financial Corp.	101,049	3,162,834
Associated Banc-Corp. (b)	1,124,736	22,438,483
Atlantic Union Bankshares Corp.	565,541	19,103,975
Banc of California, Inc. (b)	409,817	7,393,099
BancFirst Corp.	127,388	10,413,969
Bancorp, Inc., Delaware (a)(b)	395,405	8,971,739
Bank First National Corp. (b)	48,796	3,449,877
Bank of Marin Bancorp	112,531	3,517,719
BankUnited, Inc.	650,893	24,434,523
Banner Corp.	254,938	13,690,171
Bar Harbor Bankshares (b)	108,532	2,833,771
Berkshire Hills Bancorp, Inc.	360,081	8,908,404
Blue Ridge Bankshares, Inc. (b)	140,154	2,042,044
Brookline Bancorp, Inc., Delaware	566,326	8,189,074
Business First Bancshares, Inc. (b)	147,844	3,276,223
Byline Bancorp, Inc.	185,574	4,353,566
Cadence Bank (b)	1,388,163	34,759,602
Cambridge Bancorp	51,508	4,208,719
Camden National Corp.	107,397	4,806,016
Capital Bancorp, Inc.	61,968	1,394,900
Capital City Bank Group, Inc.	98,484	2,522,175
Capstar Financial Holdings, Inc.	157,319	3,169,978
Carter Bankshares, Inc. (a)(b)	191,367	3,130,764
Cathay General Bancorp	544,853	21,843,157
CBTX, Inc. (b)	137,168	3,912,031
Central Pacific Financial Corp. (b)	198,876	4,808,822
Citizens & Northern Corp.	114,430	2,678,806
City Holding Co.	109,656	8,485,181
Civista Bancshares, Inc.	110,162	2,293,573
CNB Financial Corp., Pennsylvania	119,716	2,974,943
Coastal Financial Corp. of Washington (a)	76,622	3,144,567
Columbia Banking Systems, Inc.	609,897	17,125,908
Community Bank System, Inc. (b)	399,508	25,728,315
Community Trust Bancorp, Inc.	113,080	4,501,715
ConnectOne Bancorp, Inc.	276,103	7,692,230
CrossFirst Bankshares, Inc. (a)(b)	348,358	4,462,466
Customers Bancorp, Inc. (a)	229,257	9,644,842
CVB Financial Corp. (b)	1,024,549	23,585,118
Dime Community Bancshares, Inc. (b)	256,941	8,078,225
Eagle Bancorp, Inc.	233,842	11,773,945
Eastern Bankshares, Inc.	1,282,725	24,577,011
Enterprise Bancorp, Inc.	68,375	2,321,331
Enterprise Financial Services Corp.	261,091	11,532,389
Equity Bancshares, Inc. (b)	98,697	3,013,219
Farmers National Banc Corp.	227,243	3,481,363
FB Financial Corp.	252,707	9,736,801
Fidelity D & D Bancorp, Inc. (b)	30,815	1,145,394
Financial Institutions, Inc.	113,733	3,166,327
First Bancorp, North Carolina	257,071	9,629,880
First Bancorp, Puerto Rico (b)	1,513,530	20,599,143
First Bancshares, Inc.	154,260	4,965,629
First Bank Hamilton New Jersey	111,774	1,593,897
First Busey Corp.	374,986	8,425,935
First Citizens Bancshares, Inc.	1,050	671,349
First Commonwealth Financial Corp.	700,967	9,449,035
First Community Bankshares, Inc.	122,519	3,262,681
First Financial Bancorp, Ohio	692,132	14,154,099
First Financial Bankshares, Inc. (b)	983,208	39,308,656
First Financial Corp., Indiana	81,174	3,459,636
First Foundation, Inc.	379,977	8,443,089
First Internet Bancorp	68,761	2,646,611
First Interstate Bancsystem, Inc.	671,442	21,835,294
First Merchants Corp.	430,232	16,860,792
First Mid-Illinois Bancshares, Inc. (b)	125,496	4,522,876
First of Long Island Corp.	159,326	2,673,490
Five Star Bancorp	92,910	2,318,105
Flushing Financial Corp.	211,438	4,545,917
Fulton Financial Corp.	1,186,496	17,999,144
German American Bancorp, Inc.	186,158	6,534,146
Glacier Bancorp, Inc.	836,117	38,260,714
Great Southern Bancorp, Inc.	72,904	4,136,573
Guaranty Bancshares, Inc. Texas	59,554	2,048,658
Hancock Whitney Corp.	649,235	30,364,721
Hanmi Financial Corp.	224,285	5,192,198
HarborOne Bancorp, Inc.	351,955	4,712,677
HBT Financial, Inc.	74,496	1,279,841
Heartland Financial U.S.A., Inc.	301,165	13,181,992
Heritage Commerce Corp.	442,233	4,966,277
Heritage Financial Corp., Washington	261,040	6,322,389
Hilltop Holdings, Inc.	458,490	11,686,910
Home Bancshares, Inc.	1,145,357	24,762,618
HomeStreet, Inc.	144,985	5,884,941
HomeTrust Bancshares, Inc.	110,463	2,985,815
Hope Bancorp, Inc.	859,913	12,296,756
Horizon Bancorp, Inc. Indiana	319,434	5,583,706
Independent Bank Corp.	147,781	2,917,197
Independent Bank Corp. (b)	345,194	26,635,169
Independent Bank Group, Inc.	279,574	18,955,117
International Bancshares Corp.	403,771	16,066,048
Lakeland Bancorp, Inc.	458,504	6,891,315
Lakeland Financial Corp. (b)	181,387	13,208,601
Live Oak Bancshares, Inc. (b)	243,606	10,311,842
Macatawa Bank Corp.	179,942	1,574,493
Mercantile Bank Corp.	112,387	3,528,952
Meta Financial Group, Inc.	221,605	9,673,058
Metrocity Bankshares, Inc.	141,572	2,885,237
Metropolitan Bank Holding Corp. (a)	76,294	6,793,981
Mid Penn Bancorp, Inc.	105,024	2,712,770
Midland States Bancorp, Inc.	156,713	4,130,955
MidWestOne Financial Group, Inc. (b)	105,874	3,163,515
MVB Financial Corp. (b)	76,040	3,046,162
National Bank Holdings Corp.	213,830	7,806,933
NBT Bancorp, Inc.	311,550	10,966,560
Nicolet Bankshares, Inc. (a)(b)	90,347	7,352,439
Northrim Bancorp, Inc.	42,998	1,722,930
Northwest Bancshares, Inc.	923,119	11,705,149
OceanFirst Financial Corp.	433,950	8,127,884
OFG Bancorp	367,263	9,761,851
Old National Bancorp, Indiana (b)	2,265,709	34,348,148
Old Second Bancorp, Inc.	202,445	2,787,668
Origin Bancorp, Inc.	168,358	6,343,729
Orrstown Financial Services, Inc.	81,464	1,920,921
Pacific Premier Bancorp, Inc.	711,538	22,313,832
Park National Corp.	107,649	12,686,435
Peapack-Gladstone Financial Corp.	131,556	4,076,920
Peoples Bancorp, Inc.	188,530	5,169,493
Peoples Financial Services Corp. (b)	51,548	2,558,843
Preferred Bank, Los Angeles (b)	100,823	6,767,240
Premier Financial Corp.	271,547	7,206,857
Primis Financial Corp.	175,224	2,391,808
QCR Holdings, Inc.	124,387	6,752,970
RBB Bancorp	106,843	2,285,372
Red River Bancshares, Inc. (b)	32,465	1,761,226
Renasant Corp.	413,615	12,321,591
Republic Bancorp, Inc., Kentucky Class A	67,165	2,799,437
Republic First Bancorp, Inc. (a)(b)	346,012	1,449,790
S&T Bancorp, Inc.	285,402	8,065,461
Sandy Spring Bancorp, Inc.	333,264	13,087,277
Seacoast Banking Corp., Florida (b)	418,057	13,586,853
ServisFirst Bancshares, Inc. (b)	374,096	30,047,391
Sierra Bancorp	103,516	2,251,473
Silvergate Capital Corp. (a)	213,188	24,934,468
Simmons First National Corp. Class A	933,592	22,284,841
SmartFinancial, Inc.	103,484	2,537,428
South Plains Financial, Inc.	76,741	1,853,295
Southern First Bancshares, Inc. (a)(b)	56,074	2,562,582
Southside Bancshares, Inc. (b)	230,404	9,029,533
Southstate Corp. (b)	585,446	45,336,938
Stock Yards Bancorp, Inc. (b)	180,924	9,458,707
Summit Financial Group, Inc.	84,849	2,312,135
Texas Capital Bancshares, Inc. (a)	389,550	20,007,288
The Bank of NT Butterfield & Son Ltd.	375,828	12,037,771
The First Bancorp, Inc. (b)	77,653	2,185,932
Third Coast Bancshares, Inc. (b)	30,473	690,823
Tompkins Financial Corp.	104,976	7,663,248
TowneBank	503,613	13,884,610
Trico Bancshares	207,204	7,780,510
TriState Capital Holdings, Inc. (a)	219,187	6,621,639
Triumph Bancorp, Inc. (a)	182,881	12,699,257
Trustmark Corp.	455,221	12,691,561
UMB Financial Corp.	331,606	29,904,229
United Bankshares, Inc., West Virginia (b)	1,013,491	33,708,711
United Community Bank, Inc.	791,934	23,868,891
Univest Corp. of Pennsylvania	215,072	5,419,814
Valley National Bancorp	3,051,142	36,552,681
Veritex Holdings, Inc.	361,744	11,883,290
Washington Trust Bancorp, Inc.	125,855	5,907,634
WesBanco, Inc. (b)	450,601	14,527,376
West Bancorp., Inc.	121,848	3,046,200
Westamerica Bancorp.	193,582	11,405,851
		1,626,947,432
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc.	451,454	14,509,732
Assetmark Financial Holdings, Inc. (a)	136,206	2,619,241
Associated Capital Group, Inc. (b)	10,985	435,006
B. Riley Financial, Inc. (b)	152,549	6,889,113
BGC Partners, Inc. Class A	2,367,006	8,592,232
Blucora, Inc. (a)(b)	357,578	7,240,955
BrightSphere Investment Group, Inc.	237,750	4,764,510
Cohen & Steers, Inc. (b)	186,434	14,484,057
Cowen Group, Inc. Class A (b)	201,935	4,614,215
Diamond Hill Investment Group, Inc.	22,356	3,764,080
Donnelley Financial Solutions, Inc. (a)	220,712	6,460,240
Federated Hermes, Inc.	697,352	19,860,585
Focus Financial Partners, Inc. Class A (a)	490,652	19,356,221
GAMCO Investors, Inc. Class A (b)	32,737	653,758
GCM Grosvenor, Inc. Class A (b)	344,281	2,840,318
Greenhill & Co., Inc. (b)	104,387	1,264,127
Hamilton Lane, Inc. Class A (b)	264,793	18,159,504
Houlihan Lokey	385,004	32,066,983
Moelis & Co. Class A	461,358	20,419,705
Open Lending Corp. (a)(b)	804,552	10,974,089
Oppenheimer Holdings, Inc. Class A (non-vtg.)	67,587	2,177,653
Piper Jaffray Companies (b)	131,588	15,129,988
PJT Partners, Inc.	179,007	11,812,672
Pzena Investment Management, Inc.	131,026	824,154
Sculptor Capital Management, Inc. Class A	179,092	1,873,302
StepStone Group, Inc. Class A	345,449	8,850,403
StoneX Group, Inc. (a)	126,856	8,598,300
Value Line, Inc.	6,988	457,504
Virtus Investment Partners, Inc.	55,012	9,745,926
WisdomTree Investments, Inc.	1,013,597	5,909,271
		265,347,844
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)(b)	35,026	1,507,519
CURO Group Holdings Corp.	154,018	1,808,171
Encore Capital Group, Inc. (a)(b)	182,870	10,571,715
Enova International, Inc. (a)	279,034	10,435,872
EZCORP, Inc. (non-vtg.) Class A (a)(b)	378,186	2,647,302
FirstCash Holdings, Inc.	301,639	24,064,759
Green Dot Corp. Class A (a)(b)	378,659	10,026,890
LendingClub Corp. (a)	788,863	12,030,161
LendingTree, Inc. (a)	89,657	7,120,559
Navient Corp.	1,129,753	17,951,775
Nelnet, Inc. Class A (b)	124,992	10,258,093
Oportun Financial Corp. (a)	152,524	1,767,753
PRA Group, Inc. (a)	320,211	13,458,468
PROG Holdings, Inc. (a)(b)	440,362	11,656,382
Regional Management Corp.	56,959	2,452,085
World Acceptance Corp. (a)(b)	32,525	6,137,793
		143,895,297
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	67,665	5,332,002
Alerus Financial Corp. (b)	111,357	2,845,171
Banco Latinoamericano de Comercio Exterior SA Series E	219,382	3,178,845
Cannae Holdings, Inc. (a)	661,482	14,817,197
		26,173,215
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	291,022	2,249,600
American Equity Investment Life Holding Co.	621,794	23,454,070
American National Group, Inc.	55,747	10,514,442
Amerisafe, Inc.	145,878	6,761,445
Argo Group International Holdings, Ltd.	224,469	9,607,273
Bright Health Group, Inc. (b)	1,691,330	3,044,394
BRP Group, Inc. (a)	376,707	8,709,466
Citizens, Inc. Class A (a)(b)	352,464	1,053,867
CNO Financial Group, Inc. (b)	922,495	22,269,029
Crawford & Co. Class A	116,863	911,531
Donegal Group, Inc. Class A	107,846	1,459,156
eHealth, Inc. (a)(b)	159,027	1,280,167
Employers Holdings, Inc.	205,718	8,092,946
Enstar Group Ltd. (a)	92,649	21,842,002
Genworth Financial, Inc. Class A (a)	3,793,924	14,075,458
Goosehead Insurance (b)	142,287	8,180,080
Greenlight Capital Re, Ltd. (a)(b)	182,742	1,257,265
HCI Group, Inc.	46,512	2,980,954
Heritage Insurance Holdings, Inc.	195,435	832,553
Horace Mann Educators Corp. (b)	314,151	12,518,917
Investors Title Co.	10,032	1,882,505
James River Group Holdings Ltd. (b)	257,434	6,103,760
Kinsale Capital Group, Inc.	162,545	36,034,601
Maiden Holdings Ltd. (a)(b)	496,139	1,101,429
MBIA, Inc. (a)(b)	373,707	4,499,432
MetroMile, Inc. (a)(b)	934,078	916,704
National Western Life Group, Inc.	18,857	3,748,017
NI Holdings, Inc. (a)	66,359	1,051,790
Palomar Holdings, Inc. (a)(b)	190,660	10,381,437
ProAssurance Corp. (b)	401,182	9,857,042
RLI Corp.	301,862	34,647,720
Safety Insurance Group, Inc.	106,250	9,141,750
Selective Insurance Group, Inc.	446,635	36,784,859
Selectquote, Inc. (a)(b)	945,124	1,946,955
Siriuspoint Ltd. (a)(b)	679,845	4,269,427
Stewart Information Services Corp.	202,581	10,453,180
Tiptree, Inc.	177,702	2,066,674
Trean Insurance Group, Inc. (a)(b)	154,743	776,810
Trupanion, Inc. (a)(b)	291,137	18,522,136
United Fire Group, Inc. (b)	159,925	4,684,203
United Insurance Holdings Corp. (b)	136,487	312,555
Universal Insurance Holdings, Inc.	216,805	2,723,071
		363,000,672
Mortgage Real Estate Investment Trusts - 1.3%
Angel Oak Mortgage, Inc.	76,657	1,238,777
Apollo Commercial Real Estate Finance, Inc.	1,089,109	13,112,872
Arbor Realty Trust, Inc.	1,093,791	18,703,826
Ares Commercial Real Estate Corp.	336,359	5,068,930
Armour Residential REIT, Inc. (b)	580,940	4,264,100
Blackstone Mortgage Trust, Inc.	1,207,586	36,275,883
BrightSpire Capital, Inc.	658,775	5,599,588
Broadmark Realty Capital, Inc.	1,037,595	8,103,617
Chimera Investment Corp.	1,774,157	17,777,053
Dynex Capital, Inc.	293,587	4,764,917
Ellington Financial LLC	421,235	6,819,795
Franklin BSP Realty Trust, Inc.	247,405	3,280,590
Granite Point Mortgage Trust, Inc.	417,883	4,066,002
Great Ajax Corp.	161,972	1,507,959
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	586,285	23,445,537
Invesco Mortgage Capital, Inc.	2,129,323	3,705,022
KKR Real Estate Finance Trust, Inc. (b)	270,626	5,141,894
Ladder Capital Corp. Class A	855,916	9,748,883
MFA Financial, Inc.	833,473	11,876,990
New York Mortgage Trust, Inc.	2,728,909	8,787,087
Orchid Island Capital, Inc.	914,889	2,543,391
PennyMac Mortgage Investment Trust	779,145	11,952,084
Ready Capital Corp.	529,328	7,712,309
Redwood Trust, Inc.	830,995	8,060,652
TPG RE Finance Trust, Inc.	439,268	4,634,277
Two Harbors Investment Corp.	2,681,204	12,896,591
		241,088,626
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc. (a)(b)	430,902	16,322,568
Blue Foundry Bancorp (b)	204,595	2,581,989
Bridgewater Bancshares, Inc. (a)	158,768	2,543,463
Capitol Federal Financial, Inc.	958,945	9,234,640
Columbia Financial, Inc. (a)(b)	296,367	5,616,155
Enact Holdings, Inc. (b)	112,250	2,646,855
Essent Group Ltd.	823,148	33,362,188
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	66,469	6,808,420
Finance of America Companies, Inc. (a)(b)	133,090	300,783
Flagstar Bancorp, Inc.	389,593	13,752,633
FS Bancorp, Inc.	53,926	1,584,885
Hingham Institution for Savings	11,100	3,586,077
Home Bancorp, Inc.	54,328	2,082,392
Home Point Capital, Inc. (b)	61,463	167,179
Kearny Financial Corp. (b)	495,034	5,871,103
Luther Burbank Corp.	111,323	1,477,256
Merchants Bancorp	114,338	2,689,230
Mr. Cooper Group, Inc. (a)	463,062	20,823,898
NMI Holdings, Inc. (a)	647,573	11,902,392
Northfield Bancorp, Inc.	326,446	4,273,178
Ocwen Financial Corp. (a)(b)	62,672	1,303,578
PCSB Financial Corp.	91,446	1,675,291
PennyMac Financial Services, Inc. (b)	224,968	10,924,446
Pioneer Bancorp, Inc. (a)(b)	80,367	835,817
Provident Bancorp, Inc.	114,401	1,821,264
Provident Financial Services, Inc.	560,574	12,405,503
Radian Group, Inc.	1,361,794	29,128,774
Southern Missouri Bancorp, Inc.	56,683	2,392,023
Trustco Bank Corp., New York	137,880	4,294,962
Velocity Financial, Inc. (a)(b)	61,015	652,861
Walker & Dunlop, Inc. (b)	219,627	26,302,530
Washington Federal, Inc.	487,616	14,838,155
Waterstone Financial, Inc. (b)	151,856	2,438,807
WSFS Financial Corp.	490,036	19,635,743
		276,277,038
TOTAL FINANCIALS		2,942,730,124
HEALTH CARE - 15.2%
Biotechnology - 6.1%
2seventy bio, Inc. (a)	186,408	2,509,052
4D Molecular Therapeutics, Inc. (a)(b)	220,822	2,629,990
89Bio, Inc. (a)(b)	70,942	153,944
ACADIA Pharmaceuticals, Inc. (a)(b)	921,764	16,997,328
Acumen Pharmaceuticals, Inc. (b)	227,364	877,625
Adagio Therapeutics, Inc. (b)	378,562	1,082,687
Adicet Bio, Inc. (a)(b)	202,845	2,989,935
Adverum Biotechnologies, Inc. (a)(b)	608,626	651,230
Aeglea BioTherapeutics, Inc. (a)(b)	290,838	418,807
Aerovate Therapeutics, Inc. (b)	99,265	1,265,629
Affimed NV (a)	933,879	3,511,385
Agenus, Inc. (a)(b)	1,508,931	2,791,522
Agios Pharmaceuticals, Inc. (a)(b)	386,580	8,493,163
Akebia Therapeutics, Inc. (a)(b)	1,554,218	645,311
Akero Therapeutics, Inc. (a)(b)	204,439	2,144,565
Akouos, Inc. (a)(b)	172,150	482,020
Alaunos Therapeutics, Inc. (a)(b)	1,404,515	746,359
Albireo Pharma, Inc. (a)(b)	134,920	4,293,154
Aldeyra Therapeutics, Inc. (a)(b)	405,131	1,243,752
Alector, Inc. (a)(b)	457,078	4,387,949
Aligos Therapeutics, Inc. (a)(b)	156,158	184,266
Alkermes PLC (a)	1,218,285	35,147,522
Allakos, Inc. (a)	323,611	1,220,013
Allogene Therapeutics, Inc. (a)(b)	454,988	3,799,150
Allovir, Inc. (a)(b)	207,124	942,414
Alpine Immune Sciences, Inc. (a)(b)	93,763	862,620
Altimmune, Inc. (a)(b)	258,933	1,170,377
ALX Oncology Holdings, Inc. (a)(b)	120,405	1,538,776
Amicus Therapeutics, Inc. (a)	1,872,830	13,259,636
AnaptysBio, Inc. (a)(b)	138,637	3,244,106
Anavex Life Sciences Corp. (a)(b)	528,836	4,542,701
Anika Therapeutics, Inc. (a)	109,754	2,363,004
Annexon, Inc. (a)(b)	245,895	627,032
Apellis Pharmaceuticals, Inc. (a)(b)	597,267	25,999,033
Applied Molecular Transport, Inc. (a)(b)	177,742	762,513
Applied Therapeutics, Inc. (a)(b)	108,066	212,890
AquaBounty Technologies, Inc. (a)(b)	604,573	810,128
Arbutus Biopharma Corp. (a)(b)	766,110	1,785,036
Arcellx, Inc. (b)	72,708	794,698
Arcturus Therapeutics Holdings, Inc. (a)(b)	141,728	2,746,689
Arcus Biosciences, Inc. (a)(b)	346,547	8,389,903
Arcutis Biotherapeutics, Inc. (a)(b)	219,667	4,435,077
Ardelyx, Inc. (a)(b)	847,552	697,451
Arrowhead Pharmaceuticals, Inc. (a)	778,720	32,013,179
Atara Biotherapeutics, Inc. (a)	612,437	3,895,099
Athenex, Inc. (a)(b)	613,625	294,540
Athersys, Inc. (a)(b)	1,582,816	775,738
Atossa Therapeutics, Inc. (a)(b)	833,299	841,632
Atreca, Inc. (a)(b)	236,368	463,281
Aura Biosciences, Inc. (b)	40,271	682,996
Avalo Therapeutics, Inc. (a)(b)	450,249	184,962
Avid Bioservices, Inc. (a)(b)	467,909	6,298,055
Avidity Biosciences, Inc. (a)(b)	292,330	4,180,319
Avita Medical, Inc. (a)(b)	196,937	1,201,316
AVROBIO, Inc. (a)	308,092	284,338
Beam Therapeutics, Inc. (a)(b)	389,857	14,631,333
BeyondSpring, Inc. (a)(b)	183,845	279,444
BioAtla, Inc. (a)(b)	87,313	303,849
BioCryst Pharmaceuticals, Inc. (a)(b)	1,369,384	12,721,577
Biohaven Pharmaceutical Holding Co. Ltd. (a)	421,394	37,575,703
Biomea Fusion, Inc. (a)(b)	156,650	469,950
BioXcel Therapeutics, Inc. (a)(b)	116,365	1,525,545
Black Diamond Therapeutics, Inc. (a)(b)	155,178	377,083
bluebird bio, Inc. (a)(b)	411,013	1,491,977
Blueprint Medicines Corp. (a)	447,340	26,102,289
Bolt Biotherapeutics, Inc. (a)(b)	164,413	256,484
BridgeBio Pharma, Inc. (a)(b)	701,681	5,627,482
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	214,534	225,261
C4 Therapeutics, Inc. (a)(b)	272,774	2,337,673
Cardiff Oncology, Inc. (a)(b)	268,422	359,685
CareDx, Inc. (a)(b)	387,027	11,781,102
Caribou Biosciences, Inc. (b)	403,393	2,985,108
Catalyst Pharmaceutical Partners, Inc. (a)(b)	743,294	5,663,900
Cel-Sci Corp. (a)(b)	320,644	917,042
Celcuity, Inc. (a)(b)	66,817	435,647
Celldex Therapeutics, Inc. (a)(b)	358,760	10,960,118
Century Therapeutics, Inc. (b)	136,481	1,640,502
Cerevel Therapeutics Holdings (a)(b)	309,269	9,055,396
ChemoCentryx, Inc. (a)	430,410	7,945,369
Chimerix, Inc. (a)(b)	616,055	2,710,642
Chinook Therapeutics, Inc. (a)(b)	309,079	4,676,365
Chinook Therapeutics, Inc. rights (a)(c)	86,210	4,311
Clene, Inc. (a)(b)	139,595	361,551
Clovis Oncology, Inc. (a)(b)	707,192	1,414,384
Codiak Biosciences, Inc. (a)(b)	124,502	368,526
Cogent Biosciences, Inc. (a)(b)	281,602	1,807,885
Coherus BioSciences, Inc. (a)(b)	518,152	4,684,094
Cortexyme, Inc. (a)(b)	131,842	482,542
Crinetics Pharmaceuticals, Inc. (a)	348,818	7,087,982
Cue Biopharma, Inc. (a)(b)	260,660	1,032,214
Cullinan Oncology, Inc. (a)(b)	186,880	1,833,293
Curis, Inc. (a)(b)	573,608	524,106
Cyteir Therapeutics, Inc. (b)	143,177	322,148
Cytokinetics, Inc. (a)(b)	608,063	24,243,472
CytomX Therapeutics, Inc. (a)(b)	444,228	759,630
Day One Biopharmaceuticals, Inc. (a)(b)	180,669	1,539,300
Deciphera Pharmaceuticals, Inc. (a)(b)	261,374	2,645,105
Denali Therapeutics, Inc. (a)(b)	665,189	15,831,498
DermTech, Inc. (a)(b)	168,655	1,442,000
Design Therapeutics, Inc. (a)(b)	205,879	2,458,195
Dynavax Technologies Corp. (a)(b)	834,799	7,371,275
Dyne Therapeutics, Inc. (a)(b)	211,408	1,687,036
Eagle Pharmaceuticals, Inc. (a)(b)	87,595	3,865,567
Editas Medicine, Inc. (a)(b)	457,304	6,054,705
Eiger Biopharmaceuticals, Inc. (a)(b)	286,900	1,971,003
Eliem Therapeutics, Inc. (b)	44,189	139,637
Emergent BioSolutions, Inc. (a)	344,921	11,168,542
Enanta Pharmaceuticals, Inc. (a)(b)	150,495	9,691,878
Entrada Therapeutics, Inc. (b)	80,332	480,385
Epizyme, Inc. (a)(b)	1,179,218	761,067
Erasca, Inc. (b)	446,100	3,247,608
Evelo Biosciences, Inc. (a)(b)	208,953	516,114
Exagen, Inc. (a)(b)	73,586	448,875
Fate Therapeutics, Inc. (a)(b)	640,992	18,306,732
FibroGen, Inc. (a)	618,365	5,750,795
Finch Therapeutics Group, Inc. (a)(b)	51,729	130,874
Foghorn Therapeutics, Inc. (a)(b)	136,839	1,585,964
Forma Therapeutics Holdings, Inc. (a)(b)	229,713	1,736,630
Forte Biosciences, Inc. (a)	66,395	76,354
Fortress Biotech, Inc. (a)(b)	540,908	594,999
Frequency Therapeutics, Inc. (a)(b)	249,865	324,825
G1 Therapeutics, Inc. (a)(b)	275,173	1,414,389
Gemini Therapeutics, Inc. (a)(b)	142,423	215,059
Generation Bio Co. (a)(b)	351,871	2,227,343
Geron Corp. (a)(b)	2,332,099	3,288,260
Global Blood Therapeutics, Inc. (a)(b)	489,216	15,018,931
Gossamer Bio, Inc. (a)(b)	484,009	3,344,502
Graphite Bio, Inc. (b)	244,882	984,426
Greenwich Lifesciences, Inc. (a)(b)	28,104	333,032
Gritstone Bio, Inc. (a)(b)	281,465	728,994
Gt Biopharma, Inc. (a)(b)	134,911	284,662
Halozyme Therapeutics, Inc. (a)(b)	1,049,669	41,881,793
Harpoon Therapeutics, Inc. (a)(b)	170,326	383,234
Heron Therapeutics, Inc. (a)(b)	603,225	2,726,577
Homology Medicines, Inc. (a)(b)	351,797	583,983
Hookipa Pharma, Inc. (a)(b)	69,713	104,570
Humanigen, Inc. (a)(b)	306,921	577,011
iBio, Inc. (a)(b)	1,427,618	417,721
Icosavax, Inc. (a)(b)	170,324	1,234,849
Ideaya Biosciences, Inc. (a)(b)	270,277	2,591,956
IGM Biosciences, Inc. (a)(b)	51,604	863,851
Imago BioSciences, Inc. (b)	157,344	2,572,574
Immuneering Corp. (b)	155,372	772,199
Immunic, Inc. (a)(b)	148,929	1,008,249
ImmunityBio, Inc. (a)(b)	549,425	1,994,413
ImmunoGen, Inc. (a)	1,491,217	7,202,578
Immunovant, Inc. (a)(b)	284,994	1,313,822
Impel Pharmaceuticals, Inc. (a)(b)	47,230	299,438
Infinity Pharmaceuticals, Inc. (a)(b)	638,584	503,970
Inhibrx, Inc. (a)(b)	214,822	3,404,929
Inovio Pharmaceuticals, Inc. (a)(b)	1,367,440	3,733,111
Inozyme Pharma, Inc. (a)(b)	98,671	389,750
Insmed, Inc. (a)(b)	906,159	19,908,313
Instil Bio, Inc. (a)(b)	417,229	2,949,809
Intellia Therapeutics, Inc. (a)(b)	527,402	25,858,520
Intercept Pharmaceuticals, Inc. (a)(b)	159,037	2,498,471
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	1,095,732	13,148,784
iTeos Therapeutics, Inc. (a)	161,531	4,311,262
Iveric Bio, Inc. (a)	863,968	11,965,957
Janux Therapeutics, Inc. (b)	137,959	1,357,517
Jounce Therapeutics, Inc. (a)	271,461	1,438,743
Kalvista Pharmaceuticals, Inc. (a)	172,042	2,190,095
Karuna Therapeutics, Inc. (a)(b)	169,821	18,928,249
Karyopharm Therapeutics, Inc. (a)(b)	602,644	3,676,128
Keros Therapeutics, Inc. (a)(b)	119,184	6,317,944
Kezar Life Sciences, Inc. (a)(b)	291,901	3,467,784
Kiniksa Pharmaceuticals Ltd. (a)(b)	236,843	2,209,745
Kinnate Biopharma, Inc. (a)(b)	179,877	1,343,681
Kodiak Sciences, Inc. (a)	181,195	1,090,794
Kronos Bio, Inc. (a)(b)	277,100	1,310,683
Krystal Biotech, Inc. (a)(b)	156,525	9,486,980
Kura Oncology, Inc. (a)	451,781	6,483,057
Kymera Therapeutics, Inc. (a)(b)	247,527	7,759,971
Lexicon Pharmaceuticals, Inc. (a)(b)	560,021	1,013,638
Ligand Pharmaceuticals, Inc. Class B (a)(b)	116,649	10,832,026
Lineage Cell Therapeutics, Inc. (a)(b)	961,163	1,172,619
Lyell Immunopharma, Inc. (b)	1,037,817	5,324,001
Macrogenics, Inc. (a)(b)	422,779	3,022,870
Madrigal Pharmaceuticals, Inc. (a)(b)	91,880	6,431,600
Magenta Therapeutics, Inc. (a)(b)	216,962	310,256
MannKind Corp. (a)(b)	1,932,715	6,049,398
MEI Pharma, Inc. (a)(b)	858,978	422,188
MeiraGTx Holdings PLC (a)	233,804	2,405,843
Mersana Therapeutics, Inc. (a)	483,541	1,682,723
MiMedx Group, Inc. (a)(b)	814,593	3,217,642
MiNK Therapeutics, Inc. (b)	9,320	20,877
Mirum Pharmaceuticals, Inc. (a)(b)	31,046	738,274
Molecular Templates, Inc. (a)(b)	274,859	467,260
Monte Rosa Therapeutics, Inc. (b)	203,751	2,220,886
Morphic Holding, Inc. (a)(b)	163,916	4,968,294
Mustang Bio, Inc. (a)(b)	532,031	396,203
Myriad Genetics, Inc. (a)	607,517	12,454,099
Neoleukin Therapeutics, Inc. (a)(b)	244,729	298,569
Neximmune, Inc. (a)(b)	116,719	246,277
Nkarta, Inc. (a)(b)	96,100	1,772,084
Nurix Therapeutics, Inc. (a)(b)	252,653	2,796,869
Nuvalent, Inc. Class A (a)(b)	145,234	1,494,458
Ocugen, Inc. (a)(b)	978,256	2,142,381
Olema Pharmaceuticals, Inc. (a)(b)	177,702	453,140
Omega Therapeutics, Inc. (a)(b)	177,564	605,493
OncoCyte Corp. (a)(b)	493,795	572,802
Oncorus, Inc. (a)(b)	137,648	161,048
Oncternal Therapeutics, Inc. (a)(b)	375,862	320,723
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Opko Health, Inc. (a)(b)	3,127,491	8,444,226
Organogenesis Holdings, Inc. Class A (a)	562,858	3,624,806
ORIC Pharmaceuticals, Inc. (a)(b)	200,637	666,115
Outlook Therapeutics, Inc. (a)(b)	907,850	1,407,168
Oyster Point Pharma, Inc. (a)(b)	75,225	479,936
Passage Bio, Inc. (a)(b)	268,663	523,893
PMV Pharmaceuticals, Inc. (a)(b)	177,104	2,566,237
Portage Biotech, Inc. (a)(b)	35,569	197,052
Poseida Therapeutics, Inc. (a)(b)	204,405	631,611
Praxis Precision Medicines, Inc. (a)(b)	261,912	2,121,487
Precigen, Inc. (a)(b)	655,739	872,133
Precision BioSciences, Inc. (a)	377,554	751,332
Prelude Therapeutics, Inc. (a)(b)	70,087	321,699
Prometheus Biosciences, Inc. (a)(b)	229,099	6,025,304
Protagonist Therapeutics, Inc. (a)	351,028	3,190,845
Prothena Corp. PLC (a)(b)	281,432	8,206,557
PTC Therapeutics, Inc. (a)	530,840	18,754,577
Puma Biotechnology, Inc. (a)(b)	232,699	549,170
Pyxis Oncology, Inc. (b)	78,859	193,205
Radius Health, Inc. (a)(b)	377,991	2,585,458
Rallybio Corp. (a)(b)	145,315	1,447,337
RAPT Therapeutics, Inc. (a)(b)	167,555	2,535,107
Recursion Pharmaceuticals, Inc. (a)(b)	903,855	5,603,901
REGENXBIO, Inc. (a)(b)	300,040	8,329,110
Relay Therapeutics, Inc. (a)(b)	537,660	12,812,438
Reneo Pharmaceuticals, Inc. (a)(b)	62,691	145,443
Replimune Group, Inc. (a)(b)	240,182	4,027,852
Revolution Medicines, Inc. (a)(b)	422,394	8,435,208
Rhythm Pharmaceuticals, Inc. (a)(b)	308,957	1,934,071
Rigel Pharmaceuticals, Inc. (a)(b)	1,357,974	3,204,819
Rocket Pharmaceuticals, Inc. (a)(b)	294,986	3,032,456
Rubius Therapeutics, Inc. (a)(b)	318,762	529,145
Sana Biotechnology, Inc. (a)(b)	614,125	4,636,644
Sangamo Therapeutics, Inc. (a)(b)	860,225	3,569,934
Scholar Rock Holding Corp. (a)(b)	202,997	1,435,189
Selecta Biosciences, Inc. (a)(b)	716,790	549,276
Sensei Biotherapeutics, Inc. (a)(b)	150,442	233,185
Sera Prognostics, Inc. (b)	57,846	133,046
Seres Therapeutics, Inc. (a)(b)	547,330	2,588,871
Sesen Bio, Inc. (a)(b)	1,590,794	604,661
Shattuck Labs, Inc. (a)(b)	183,337	704,014
Sigilon Therapeutics, Inc. (a)	118,355	124,273
Silverback Therapeutics, Inc. (a)(b)	148,657	462,323
Solid Biosciences, Inc. (a)	462,486	258,992
Sorrento Therapeutics, Inc. (a)(b)	1,913,411	2,889,251
Spectrum Pharmaceuticals, Inc. (a)(b)	1,083,839	875,417
Spero Therapeutics, Inc. (a)(b)	171,989	835,867
Springworks Therapeutics, Inc. (a)(b)	227,236	9,750,697
Spruce Biosciences, Inc. (a)(b)	59,179	104,155
SQZ Biotechnologies Co. (a)(b)	162,191	598,485
Stoke Therapeutics, Inc. (a)(b)	150,944	2,179,631
Summit Therapeutics, Inc. (a)(b)	192,741	306,458
Surface Oncology, Inc. (a)(b)	238,550	505,726
Sutro Biopharma, Inc. (a)	345,097	2,074,033
Syndax Pharmaceuticals, Inc. (a)(b)	384,748	6,452,224
Syros Pharmaceuticals, Inc. (a)(b)	470,872	396,380
Talaris Therapeutics, Inc. (a)	158,037	1,115,741
Taysha Gene Therapies, Inc. (a)(b)	163,762	599,369
TCR2 Therapeutics, Inc. (a)	202,864	432,100
Tenaya Therapeutics, Inc. (a)(b)	222,704	2,053,331
TG Therapeutics, Inc. (a)(b)	903,166	6,267,972
Tobira Therapeutics, Inc. rights (a)(c)	9,663	0
TONIX Pharmaceuticals Holding (a)(b)	3,831,801	559,060
Travere Therapeutics, Inc. (a)(b)	463,853	11,656,626
Trevena, Inc. (a)(b)	1,263,009	374,482
Turning Point Therapeutics, Inc. (a)	326,214	9,603,740
Twist Bioscience Corp. (a)(b)	436,613	12,591,919
Tyra Biosciences, Inc. (b)	93,195	696,167
UroGen Pharma Ltd. (a)(b)	145,069	1,024,187
Vanda Pharmaceuticals, Inc. (a)	424,105	4,207,122
Vaxart, Inc. (a)(b)	977,686	3,402,347
Vaxcyte, Inc. (a)(b)	322,872	7,816,731
VBI Vaccines, Inc. (a)(b)	1,560,519	1,950,649
Vera Therapeutics, Inc. (a)(b)	105,034	2,100,680
Veracyte, Inc. (a)(b)	479,395	9,813,216
Verastem, Inc. (a)	1,382,547	1,963,217
Vericel Corp. (a)(b)	361,519	10,303,292
Verve Therapeutics, Inc. (b)	244,661	3,650,342
Vigil Neuroscience, Inc. (b)	52,920	179,399
Viking Therapeutics, Inc. (a)(b)	561,069	1,335,344
Vincerx Pharma, Inc. (a)(b)	127,279	328,380
Vir Biotechnology, Inc. (a)(b)	465,710	9,477,199
Viracta Therapeutics, Inc. (a)(b)	265,509	677,048
VistaGen Therapeutics, Inc. (a)(b)	1,450,109	1,841,638
Vor Biopharma, Inc. (a)(b)	134,159	768,731
Werewolf Therapeutics, Inc. (a)(b)	197,310	878,030
Xbiotech, Inc.	125,920	977,139
Xencor, Inc. (a)	433,938	10,839,771
Xilio Therapeutics, Inc. (b)	54,191	191,294
XOMA Corp. (a)(b)	44,700	859,581
Y-mAbs Therapeutics, Inc. (a)(b)	249,693	2,097,421
Zentalis Pharmaceuticals, Inc. (a)(b)	259,217	6,874,435
		1,142,818,858
Health Care Equipment & Supplies - 3.3%
Accelerate Diagnostics, Inc. (a)(b)	249,867	239,872
Accuray, Inc. (a)(b)	713,545	1,898,030
Acutus Medical, Inc. (a)(b)	138,743	177,591
Alphatec Holdings, Inc. (a)(b)	542,601	5,887,221
Angiodynamics, Inc. (a)(b)	285,368	6,006,996
Apyx Medical Corp. (a)(b)	235,079	886,248
Artivion, Inc. (a)(b)	285,571	5,794,236
Asensus Surgical, Inc. (a)(b)	1,564,067	708,992
Aspira Women's Health, Inc. (a)(b)	500,661	318,621
Atricure, Inc. (a)	340,784	17,696,913
Atrion Corp. (b)	10,311	6,461,079
Avanos Medical, Inc. (a)	363,780	10,607,825
AxoGen, Inc. (a)(b)	284,481	2,059,642
Axonics Modulation Technologies, Inc. (a)(b)	353,742	18,330,910
BioLife Solutions, Inc. (a)(b)	67,467	854,807
Bioventus, Inc. (a)(b)	212,051	2,550,974
Butterfly Network, Inc. Class A (a)(b)	1,094,421	3,644,422
Cardiovascular Systems, Inc. (a)	304,287	5,690,167
Cerus Corp. (a)(b)	1,309,992	6,052,163
ClearPoint Neuro, Inc. (a)(b)	141,285	1,210,812
CONMED Corp. (b)	217,028	28,856,043
CryoPort, Inc. (a)(b)	288,071	6,498,882
Cue Health, Inc.	94,754	634,852
Cutera, Inc. (a)(b)	131,769	7,156,374
CVRx, Inc. (b)	88,625	552,134
CytoSorbents Corp. (a)(b)	304,346	639,127
DarioHealth Corp. (a)(b)	116,734	579,001
Eargo, Inc. (a)(b)	209,270	791,041
Glaukos Corp. (a)	347,661	16,440,889
Haemonetics Corp. (a)(b)	384,785	19,497,056
Heska Corp. (a)(b)	74,895	8,226,467
Inari Medical, Inc. (a)(b)	262,349	21,171,564
Inogen, Inc. (a)	141,386	3,574,238
Integer Holdings Corp. (a)	244,638	18,389,438
Intersect ENT, Inc. (a)	243,336	6,660,106
Invacare Corp. (a)(b)	290,081	481,534
IRadimed Corp.	47,545	1,564,706
iRhythm Technologies, Inc. (a)(b)	222,528	27,453,279
Lantheus Holdings, Inc. (a)	504,205	33,484,254
Lantheus Holdings, Inc. rights (a)(c)	524,619	5
LeMaitre Vascular, Inc. (b)	141,440	6,111,622
LivaNova PLC (a)	400,880	30,731,461
Lucid Diagnostics, Inc. (b)	46,029	97,121
Meridian Bioscience, Inc. (a)	320,730	8,207,481
Merit Medical Systems, Inc. (a)	384,189	23,823,560
Mesa Laboratories, Inc. (b)	36,921	7,887,433
Natus Medical, Inc. (a)	252,190	8,390,361
Neogen Corp. (a)(b)	805,355	21,261,372
Neuronetics, Inc. (a)(b)	176,759	431,292
NeuroPace, Inc. (a)(b)	51,037	410,337
Nevro Corp. (a)	269,247	16,609,847
NuVasive, Inc. (a)	398,129	20,479,756
OraSure Technologies, Inc. (a)(b)	546,984	3,358,482
Ortho Clinical Diagnostics Holdings PLC (a)	897,807	15,810,381
Orthofix International NV (a)	141,160	4,375,960
OrthoPediatrics Corp. (a)(b)	107,720	4,856,018
Outset Medical, Inc. (a)(b)	358,791	12,514,630
Paragon 28, Inc. (b)	72,123	1,296,050
PAVmed, Inc. (a)(b)	482,640	612,953
PROCEPT BioRobotics Corp.	63,337	2,252,264
Pulmonx Corp. (a)(b)	185,135	4,461,754
Pulse Biosciences, Inc. (a)(b)	107,769	269,423
Pulse Biosciences, Inc. rights 5/23/22 (a)(c)	107,769	24,787
Quotient Ltd. (a)(b)	554,029	319,619
Retractable Technologies, Inc. (a)(b)	146,114	559,617
RxSight, Inc. (b)	138,570	1,700,254
Seaspine Holdings Corp. (a)(b)	241,211	2,245,674
Senseonics Holdings, Inc. (a)(b)	3,000,173	4,200,242
Shockwave Medical, Inc. (a)	254,964	38,532,709
SI-BONE, Inc. (a)(b)	252,761	5,050,165
Sientra, Inc. (a)(b)	448,301	636,587
Sight Sciences, Inc. (b)	179,554	1,253,287
Silk Road Medical, Inc. (a)(b)	265,981	9,322,634
Staar Surgical Co. (a)	359,609	20,530,078
Stereotaxis, Inc. (a)(b)	384,908	962,270
SurModics, Inc. (a)(b)	100,536	3,886,722
Tactile Systems Technology, Inc. (a)	137,198	2,315,902
Talis Biomedical Corp. (a)(b)	102,232	107,344
TransMedics Group, Inc. (a)(b)	202,513	4,244,672
Treace Medical Concepts, Inc. (a)(b)	218,576	4,284,090
UFP Technologies, Inc. (a)	51,716	3,551,338
Utah Medical Products, Inc.	25,330	2,142,665
Vapotherm, Inc. (a)(b)	175,944	781,191
Varex Imaging Corp. (a)(b)	284,217	5,641,707
ViewRay, Inc. (a)	1,167,989	3,118,531
Zynex, Inc. (b)	177,680	1,131,822
		610,521,976
Health Care Providers & Services - 2.9%
1Life Healthcare, Inc. (a)(b)	779,680	5,496,744
Accolade, Inc. (a)(b)	361,735	2,011,247
AdaptHealth Corp. (a)	502,958	6,367,448
Addus HomeCare Corp. (a)	117,934	9,939,478
Agiliti, Inc. (a)(b)	175,445	3,463,284
AirSculpt Technologies, Inc. (a)	54,834	574,112
Alignment Healthcare, Inc. (a)(b)	610,469	5,866,607
AMN Healthcare Services, Inc. (a)	355,878	34,787,075
Apollo Medical Holdings, Inc. (a)(b)	285,228	10,405,117
Aveanna Healthcare Holdings, Inc. (a)(b)	290,040	846,917
Biodesix, Inc. (a)(b)	95,328	153,478
Brookdale Senior Living, Inc. (a)	1,433,283	8,857,689
Castle Biosciences, Inc. (a)(b)	164,648	3,678,236
Community Health Systems, Inc. (a)	938,701	7,199,837
Corvel Corp. (a)	64,713	10,035,692
Covetrus, Inc. (a)	789,408	10,893,830
Cross Country Healthcare, Inc. (a)(b)	269,970	5,059,238
Fulgent Genetics, Inc. (a)(b)	161,195	8,846,382
Hanger, Inc. (a)	281,388	4,626,019
HealthEquity, Inc. (a)(b)	620,350	38,660,212
InfuSystems Holdings, Inc. (a)(b)	140,212	1,111,881
Innovage Holding Corp. (a)(b)	145,489	667,795
Invitae Corp. (a)(b)	1,291,379	6,857,222
LHC Group, Inc. (a)	234,896	38,957,502
LifeStance Health Group, Inc. (b)	574,093	3,886,610
MEDNAX, Inc. (a)	563,759	10,440,817
Modivcare, Inc. (a)	94,403	9,815,080
National Healthcare Corp.	92,107	6,268,802
National Research Corp. Class A	103,519	3,550,702
Ontrak, Inc. (a)(b)	114,085	135,761
Option Care Health, Inc. (a)	1,192,649	35,636,352
Owens & Minor, Inc.	546,055	19,379,492
Patterson Companies, Inc.	639,630	19,681,415
Pennant Group, Inc. (a)(b)	199,044	3,262,331
PetIQ, Inc. Class A (a)(b)	215,170	4,281,883
Privia Health Group, Inc. (a)(b)	335,166	7,370,300
Progyny, Inc. (a)	491,517	18,898,829
R1 RCM, Inc. (a)	896,178	20,181,929
RadNet, Inc. (a)	346,594	6,758,583
Select Medical Holdings Corp.	828,436	18,730,938
Sharps Compliance Corp. (a)(b)	142,356	614,978
Surgery Partners, Inc. (a)(b)	262,549	13,432,007
Tenet Healthcare Corp. (a)	798,083	57,868,998
The Ensign Group, Inc.	393,046	31,573,385
The Joint Corp. (a)	114,697	3,500,552
Tivity Health, Inc. (a)	325,800	10,467,954
U.S. Physical Therapy, Inc.	96,698	10,034,351
Viemed Healthcare, Inc. (a)(b)	266,681	1,328,071
		542,463,162
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)(b)	925,519	19,121,223
American Well Corp. (a)(b)	1,273,155	3,984,975
Computer Programs & Systems, Inc. (a)(b)	105,791	3,376,849
Convey Health Solutions Holdin	104,676	532,801
Evolent Health, Inc. (a)(b)	608,762	16,753,130
Forian, Inc. (a)(b)	137,214	466,528
Health Catalyst, Inc. (a)(b)	373,970	6,222,861
HealthStream, Inc. (a)(b)	190,598	3,640,422
iCAD, Inc. (a)(b)	165,523	595,883
Inspire Medical Systems, Inc. (a)	204,289	42,034,505
MultiPlan Corp. Class A (a)(b)	2,263,085	10,025,467
NantHealth, Inc. (a)(b)	173,519	122,227
Nextgen Healthcare, Inc. (a)	425,926	8,028,705
Omnicell, Inc. (a)	332,654	36,315,837
OptimizeRx Corp. (a)(b)	139,234	3,913,868
Phreesia, Inc. (a)	388,325	8,884,876
Schrodinger, Inc. (a)(b)	310,019	7,663,670
Simulations Plus, Inc. (b)	119,578	5,579,509
Tabula Rasa HealthCare, Inc. (a)(b)	120,332	405,519
		177,668,855
Life Sciences Tools & Services - 0.5%
Absci Corp. (b)	440,974	2,606,156
Akoya Biosciences, Inc. (a)(b)	102,330	962,925
Alpha Teknova, Inc. (b)	51,569	579,120
Berkeley Lights, Inc. (a)(b)	324,023	1,612,014
BioNano Genomics, Inc. (a)(b)	1,968,257	3,208,259
ChromaDex, Inc. (a)(b)	376,095	710,820
Codex DNA, Inc. (b)	59,455	219,984
Codexis, Inc. (a)(b)	471,637	5,673,793
Cytek Biosciences, Inc. (b)	670,804	6,339,098
Harvard Bioscience, Inc. (a)(b)	300,975	1,571,090
Inotiv, Inc. (a)(b)	136,437	1,944,227
IsoPlexis Corp. (b)	64,828	141,325
MaxCyte, Inc. (b)	771,796	4,275,750
Medpace Holdings, Inc. (a)	221,014	29,520,840
Nanostring Technologies, Inc. (a)(b)	353,603	6,640,664
NeoGenomics, Inc. (a)	813,468	7,687,273
Pacific Biosciences of California, Inc. (a)(b)	1,568,287	9,942,940
Personalis, Inc. (a)(b)	260,066	1,456,370
Quanterix Corp. (a)(b)	241,157	5,351,274
Rapid Micro Biosystems, Inc. (b)	133,910	780,695
Seer, Inc. (a)(b)	305,615	2,224,877
Singular Genomics Systems, Inc. (a)(b)	324,851	1,328,641
Standard BioTools, Inc. (a)(b)	597,628	1,583,714
		96,361,849
Pharmaceuticals - 1.5%
9 Meters Biopharma, Inc. (a)(b)	1,586,348	662,776
Aclaris Therapeutics, Inc. (a)(b)	392,553	4,836,253
Aerie Pharmaceuticals, Inc. (a)(b)	285,054	2,026,734
Amneal Pharmaceuticals, Inc. (a)	759,273	2,930,794
Amphastar Pharmaceuticals, Inc. (a)(b)	275,077	9,756,981
Ampio Pharmaceuticals, Inc. (a)(b)	1,294,320	297,952
Amylyx Pharmaceuticals, Inc. (b)	76,000	684,000
Angion Biomedica Corp. (a)(b)	151,930	189,913
ANI Pharmaceuticals, Inc. (a)(b)	76,115	2,246,154
Antares Pharma, Inc. (a)	1,296,597	7,215,562
Arvinas Holding Co. LLC (a)(b)	360,991	19,843,675
AstraZeneca PLC rights (a)(c)	1,000	0
Atea Pharmaceuticals, Inc. (a)	513,977	3,017,045
Athira Pharma, Inc. (a)(b)	229,532	2,361,884
Axsome Therapeutics, Inc. (a)(b)	223,663	7,101,300
Cara Therapeutics, Inc. (a)(b)	349,769	3,049,986
Cassava Sciences, Inc. (a)(b)	291,669	6,087,132
CinCor Pharma, Inc.	93,281	2,219,155
Citius Pharmaceuticals, Inc. (a)(b)	958,652	968,239
Collegium Pharmaceutical, Inc. (a)(b)	261,707	4,213,483
Corcept Therapeutics, Inc. (a)(b)	666,030	14,326,305
CorMedix, Inc. (a)(b)	297,627	1,023,837
CymaBay Therapeutics, Inc. (a)(b)	607,018	1,377,931
DICE Therapeutics, Inc. (b)	98,369	1,998,858
Durect Corp. (a)(b)	1,626,964	732,134
Edgewise Therapeutics, Inc. (a)(b)	284,051	2,266,727
Endo International PLC (a)	1,571,215	3,142,430
Esperion Therapeutics, Inc. (a)(b)	468,782	2,662,682
Evolus, Inc. (a)(b)	261,033	2,920,959
Eyepoint Pharmaceuticals, Inc. (a)(b)	194,696	2,200,065
Fulcrum Therapeutics, Inc. (a)(b)	221,872	2,134,409
Harmony Biosciences Holdings, Inc. (a)(b)	173,698	7,823,358
Ikena Oncology, Inc. (a)(b)	207,438	804,859
Innoviva, Inc. (a)(b)	321,261	5,480,713
Intra-Cellular Therapies, Inc. (a)	606,503	30,695,117
Kala Pharmaceuticals, Inc. (a)(b)	475,713	308,976
KemPharm, Inc. (a)(b)	225,883	1,009,697
Landos Biopharma, Inc. (a)	34,798	33,232
Marinus Pharmaceuticals, Inc. (a)(b)	303,047	2,006,171
Mind Medicine (MindMed), Inc. (a)(b)	2,389,790	1,911,832
NGM Biopharmaceuticals, Inc. (a)(b)	240,711	3,004,073
Nuvation Bio, Inc. (a)(b)	1,218,932	5,680,223
Ocular Therapeutix, Inc. (a)(b)	570,149	2,035,432
Omeros Corp. (a)(b)	477,657	1,657,470
Oramed Pharmaceuticals, Inc. (a)(b)	292,255	1,502,191
Pacira Biosciences, Inc. (a)(b)	331,163	24,694,825
Paratek Pharmaceuticals, Inc. (a)(b)	364,294	805,090
Phathom Pharmaceuticals, Inc. (a)(b)	144,450	1,869,183
Phibro Animal Health Corp. Class A (b)	149,514	2,689,757
Pliant Therapeutics, Inc. (a)(b)	180,845	1,059,752
Prestige Brands Holdings, Inc. (a)	370,791	20,267,436
Provention Bio, Inc. (a)(b)	434,347	1,950,218
Rain Therapeutics, Inc. (a)(b)	115,480	458,456
Reata Pharmaceuticals, Inc. (a)(b)	184,786	4,689,869
Relmada Therapeutics, Inc. (a)(b)	193,763	4,865,389
Revance Therapeutics, Inc. (a)	544,011	8,910,900
Seelos Therapeutics, Inc. (a)(b)	621,948	385,608
SIGA Technologies, Inc. (b)	349,619	2,401,883
Supernus Pharmaceuticals, Inc. (a)(b)	351,327	9,802,023
Tarsus Pharmaceuticals, Inc. (a)	61,765	1,130,917
Terns Pharmaceuticals, Inc. (a)(b)	96,205	153,928
TherapeuticsMD, Inc. (a)(b)	3,227,849	651,057
Theravance Biopharma, Inc. (a)(b)	470,414	4,539,495
Theseus Pharmaceuticals, Inc. (b)	88,030	719,205
Ventyx Biosciences, Inc. (b)	85,047	1,235,733
Verrica Pharmaceuticals, Inc. (a)(b)	92,256	606,122
WAVE Life Sciences (a)	352,866	688,089
Zogenix, Inc. rights (a)(c)	420,880	286,198
		273,309,832
TOTAL HEALTH CARE		2,843,144,532
INDUSTRIALS - 15.4%
Aerospace & Defense - 0.8%
AAR Corp. (a)	254,058	11,935,645
Aerojet Rocketdyne Holdings, Inc. (a)	563,015	22,509,340
AeroVironment, Inc. (a)(b)	171,506	13,775,362
AerSale Corp. (a)(b)	123,168	1,783,473
Astronics Corp. (a)	189,459	1,835,858
Byrna Technologies, Inc. (a)(b)	155,956	923,260
Cadre Holding, Inc.	47,418	1,203,469
Ducommun, Inc. (a)	82,053	4,190,447
Kaman Corp. (b)	208,654	8,139,593
Kratos Defense & Security Solutions, Inc. (a)	937,947	14,228,656
Maxar Technologies, Inc. (b)	555,680	17,898,453
Moog, Inc. Class A	217,277	17,353,914
National Presto Industries, Inc.	37,216	2,647,174
Park Aerospace Corp. (b)	142,346	1,665,448
Parsons Corp. (a)(b)	196,508	7,257,040
Triumph Group, Inc. (a)	481,453	10,851,951
Vectrus, Inc. (a)	86,507	3,122,903
		141,321,986
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	442,749	13,858,044
Atlas Air Worldwide Holdings, Inc. (a)(b)	216,794	14,945,778
Forward Air Corp.	202,435	19,630,122
Hub Group, Inc. Class A (a)	247,863	16,646,479
Radiant Logistics, Inc. (a)	293,822	1,695,353
		66,775,776
Airlines - 0.3%
Allegiant Travel Co. (a)	120,817	18,749,590
Frontier Group Holdings, Inc. (a)(b)	319,352	3,388,325
Hawaiian Holdings, Inc. (a)(b)	421,936	7,156,035
Mesa Air Group, Inc. (a)(b)	231,859	788,321
SkyWest, Inc. (a)	392,432	11,439,393
Spirit Airlines, Inc. (a)	576,603	13,613,597
Sun Country Airlines Holdings, Inc. (a)(b)	255,180	7,020,002
		62,155,263
Building Products - 1.3%
AAON, Inc.	315,348	15,370,062
American Woodmark Corp. (a)(b)	122,018	5,716,543
Apogee Enterprises, Inc.	182,941	8,049,404
Caesarstone Sdot-Yam Ltd.	162,179	1,594,220
Cornerstone Building Brands, Inc. (a)	410,702	10,017,022
CSW Industrials, Inc.	110,897	11,700,742
Gibraltar Industries, Inc. (a)	238,392	9,020,753
Griffon Corp.	390,284	7,302,214
Insteel Industries, Inc. (b)	140,284	5,950,847
Jeld-Wen Holding, Inc. (a)	692,703	14,401,295
Masonite International Corp. (a)	180,349	13,980,654
PGT Innovations, Inc. (a)(b)	432,489	7,685,330
Quanex Building Products Corp. (b)	249,094	4,787,587
Resideo Technologies, Inc. (a)	1,089,738	24,508,208
Simpson Manufacturing Co. Ltd.	328,231	34,027,708
UFP Industries, Inc.	453,558	35,091,782
View, Inc. Class A (a)(b)	648,676	998,961
Zurn Water Solutions Corp.	907,735	28,339,487
		238,542,819
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	509,440	24,590,669
ACCO Brands Corp.	689,076	5,050,927
Aris Water Solution, Inc. Class A	154,505	2,617,315
Brady Corp. Class A (b)	353,063	15,799,569
BrightView Holdings, Inc. (a)(b)	362,305	4,586,781
Casella Waste Systems, Inc. Class A (a)	368,287	30,287,923
CECO Environmental Corp. (a)(b)	240,732	1,143,477
Cimpress PLC (a)	132,719	6,703,637
CompX International, Inc. Class A (b)	9,445	200,517
CoreCivic, Inc. (a)	908,129	11,288,043
Deluxe Corp. (b)	311,323	8,430,627
Ennis, Inc.	185,898	3,206,741
Harsco Corp. (a)	563,515	5,759,123
Healthcare Services Group, Inc. (b)	527,453	9,014,172
Heritage-Crystal Clean, Inc. (a)	120,359	3,285,801
HNI Corp.	326,900	11,650,716
Interface, Inc. (b)	437,852	5,556,342
KAR Auction Services, Inc. (a)(b)	914,524	13,406,922
Kimball International, Inc. Class B	275,055	2,112,422
Matthews International Corp. Class A	233,540	6,961,827
Millerknoll, Inc.	564,689	17,917,582
Montrose Environmental Group, Inc. (a)(b)	202,487	9,186,835
NL Industries, Inc.	64,234	441,930
Pitney Bowes, Inc. (b)	1,365,760	7,197,555
SP Plus Corp. (a)	171,507	4,887,950
Steelcase, Inc. Class A	665,911	7,811,136
Team, Inc. (a)(b)	272,452	392,331
Tetra Tech, Inc.	405,966	56,542,944
The Brink's Co.	362,045	21,342,553
The GEO Group, Inc. (a)	929,391	6,068,923
U.S. Ecology, Inc. (a)	240,378	11,535,740
UniFirst Corp.	112,857	19,445,261
Viad Corp. (a)	154,758	5,068,325
VSE Corp.	79,353	3,436,778
		342,929,394
Construction & Engineering - 1.6%
Ameresco, Inc. Class A (a)(b)	233,770	11,791,359
API Group Corp. (a)	1,522,512	28,257,823
Arcosa, Inc.	368,061	19,702,305
Argan, Inc.	105,067	3,864,364
Comfort Systems U.S.A., Inc.	267,058	22,545,036
Concrete Pumping Holdings, Inc. (a)	192,732	1,075,445
Construction Partners, Inc. Class A (a)(b)	308,263	7,956,268
Dycom Industries, Inc. (a)	225,039	19,108,061
EMCOR Group, Inc.	400,499	42,645,134
Fluor Corp. (a)(b)	1,077,443	26,666,714
Granite Construction, Inc. (b)	321,996	9,547,181
Great Lakes Dredge & Dock Corp. (a)(b)	483,963	6,683,529
IES Holdings, Inc. (a)	67,008	1,963,334
Infrastructure and Energy Alternatives, Inc. (a)(b)	226,372	2,116,578
INNOVATE Corp. (a)(b)	340,471	1,031,627
Matrix Service Co. (a)(b)	216,077	1,469,324
MYR Group, Inc. (a)	124,224	9,824,876
Northwest Pipe Co. (a)(b)	73,498	1,963,132
NV5 Global, Inc. (a)(b)	98,653	11,818,629
Primoris Services Corp.	412,888	9,570,744
Sterling Construction Co., Inc. (a)	209,846	4,803,375
Tutor Perini Corp. (a)(b)	316,123	2,930,460
Willscot Mobile Mini Holdings (a)	1,575,985	55,317,074
		302,652,372
Electrical Equipment - 0.9%
Advent Technologies Holdings, Inc. Class A (a)(b)	288,360	562,302
Allied Motion Technologies, Inc.	91,400	2,224,676
American Superconductor Corp. (a)(b)	202,133	1,077,369
Array Technologies, Inc. (a)(b)	1,006,319	6,571,263
Atkore, Inc. (a)	338,876	32,565,984
AZZ, Inc. (b)	182,438	8,326,470
Babcock & Wilcox Enterprises, Inc. (a)	437,859	3,288,321
Beam Global (a)(b)	62,860	970,558
Blink Charging Co. (a)(b)	304,413	5,814,288
Bloom Energy Corp. Class A (a)(b)	1,097,207	20,364,162
Encore Wire Corp.	148,848	16,791,543
EnerSys	315,423	20,647,590
Eos Energy Enterprises, Inc. (a)(b)	214,220	454,146
FTC Solar, Inc. (a)(b)	349,578	978,818
FuelCell Energy, Inc. (a)(b)	2,825,810	11,529,305
GrafTech International Ltd.	1,509,630	13,707,440
Powell Industries, Inc. (b)	71,473	1,379,429
Preformed Line Products Co.	21,672	1,289,484
Romeo Power, Inc. (a)(b)	548,216	603,038
Stem, Inc. (a)(b)	689,082	4,940,718
Thermon Group Holdings, Inc. (a)	244,756	3,671,340
TPI Composites, Inc. (a)(b)	230,004	2,631,246
Vicor Corp. (a)	141,638	8,571,932
		168,961,422
Machinery - 3.5%
AgEagle Aerial Systems, Inc. (a)(b)	735,290	592,717
Alamo Group, Inc.	73,940	9,348,974
Albany International Corp. Class A (b)	229,318	17,937,254
Altra Industrial Motion Corp.	495,790	19,335,810
Astec Industries, Inc.	174,954	6,840,701
Barnes Group, Inc.	349,700	11,742,926
Blue Bird Corp. (a)	131,934	2,114,902
Chart Industries, Inc. (a)	275,821	46,564,101
CIRCOR International, Inc. (a)	141,846	2,787,274
Columbus McKinnon Corp. (NY Shares)	208,466	7,390,120
Commercial Vehicle Group, Inc. (a)(b)	240,069	1,723,695
Desktop Metal, Inc. (a)(b)	1,590,441	5,582,448
Douglas Dynamics, Inc.	168,449	5,215,181
Energy Recovery, Inc. (a)(b)	314,413	5,822,929
Enerpac Tool Group Corp. Class A (b)	453,261	9,101,481
EnPro Industries, Inc. (b)	152,317	14,197,468
ESCO Technologies, Inc.	191,945	11,986,965
Evoqua Water Technologies Corp. (a)(b)	872,214	36,362,602
Federal Signal Corp.	449,084	15,282,329
Franklin Electric Co., Inc.	346,978	24,267,641
Gorman-Rupp Co.	164,326	5,235,426
Helios Technologies, Inc.	243,425	16,353,292
Hillenbrand, Inc.	545,830	22,280,781
Hydrofarm Holdings Group, Inc. (a)(b)	316,082	3,018,583
Hyliion Holdings Corp. Class A (a)(b)	796,836	2,557,844
Hyster-Yale Materials Handling Class A	78,386	2,408,018
Ideanomics, Inc. (a)(b)	3,854,783	2,772,360
John Bean Technologies Corp.	237,030	27,943,467
Kadant, Inc.	86,056	15,920,360
Kennametal, Inc.	641,142	16,496,584
Lindsay Corp. (b)	81,907	11,069,731
Luxfer Holdings PLC sponsored	211,456	3,412,900
Manitowoc Co., Inc. (a)	271,209	3,590,807
Mayville Engineering Co., Inc. (a)(b)	66,089	547,217
Meritor, Inc. (a)	510,263	18,323,544
Miller Industries, Inc.	81,763	2,192,066
Mueller Industries, Inc.	420,429	22,766,230
Mueller Water Products, Inc. Class A	1,168,984	14,062,878
Nikola Corp. (a)(b)	1,790,841	12,858,238
NN, Inc. (a)(b)	308,739	935,479
Omega Flex, Inc. (b)	23,001	2,553,111
Park-Ohio Holdings Corp.	59,488	570,490
Proto Labs, Inc. (a)	201,954	8,605,260
RBC Bearings, Inc. (a)(b)	210,915	35,507,540
REV Group, Inc. (b)	272,612	3,249,535
Shyft Group, Inc. (The)	261,968	6,672,325
SPX Corp. (a)	326,920	13,697,948
Standex International Corp.	87,890	8,265,176
Tennant Co.	136,890	8,840,356
Terex Corp.	522,241	17,756,194
The Greenbrier Companies, Inc. (b)	244,592	10,446,524
Titan International, Inc. (a)	391,938	5,432,261
Trinity Industries, Inc.	578,143	16,037,687
Wabash National Corp.	373,899	5,350,495
Watts Water Technologies, Inc. Class A	208,306	26,550,683
Welbilt, Inc. (a)	972,470	22,969,741
		651,448,649
Marine - 0.2%
Costamare, Inc. (b)	395,126	5,298,640
Eagle Bulk Shipping, Inc.	68,572	4,267,921
Genco Shipping & Trading Ltd.	249,713	5,501,177
Matson, Inc.	311,192	26,768,736
Safe Bulkers, Inc.	472,839	1,943,368
		43,779,842
Professional Services - 1.9%
Acacia Research Corp. (a)(b)	349,324	1,638,330
ASGN, Inc. (a)	382,881	43,437,849
Atlas Technical Consultants, Inc. (a)(b)	107,796	1,304,332
Barrett Business Services, Inc.	55,209	3,973,392
CBIZ, Inc. (a)(b)	363,739	15,237,027
CRA International, Inc.	53,725	4,425,328
Exponent, Inc.	390,633	37,426,548
First Advantage Corp.	414,832	7,201,484
Forrester Research, Inc. (a)	83,353	4,641,929
Franklin Covey Co. (a)	95,288	3,818,190
Heidrick & Struggles International, Inc.	144,196	4,608,504
Hirequest, Inc. (b)	36,918	613,577
HireRight Holdings Corp. (b)	177,630	3,071,223
Huron Consulting Group, Inc. (a)	163,276	8,454,431
ICF International, Inc.	136,636	13,501,003
Insperity, Inc.	271,981	28,843,585
KBR, Inc.	1,063,958	52,378,652
Kelly Services, Inc. Class A (non-vtg.)	262,674	5,066,981
Kforce, Inc.	150,957	10,574,538
Korn Ferry	404,078	24,826,552
ManTech International Corp. Class A	206,826	16,616,401
MISTRAS Group, Inc. (a)	140,799	801,146
Resources Connection, Inc.	230,370	3,960,060
Sterling Check Corp. (b)	131,246	3,409,771
TriNet Group, Inc. (a)	304,261	26,987,951
TrueBlue, Inc. (a)	258,598	6,612,351
Upwork, Inc. (a)	913,868	19,163,812
Willdan Group, Inc. (a)(b)	85,624	2,301,573
		354,896,520
Road & Rail - 1.0%
ArcBest Corp.	192,445	13,886,831
Avis Budget Group, Inc. (a)(b)	311,143	83,283,647
Covenant Transport Group, Inc. Class A	89,517	1,838,679
Daseke, Inc. (a)(b)	301,921	2,536,136
Heartland Express, Inc. (b)	351,265	4,847,457
HyreCar, Inc. (a)	134,549	209,896
Marten Transport Ltd.	442,040	7,682,655
P.A.M. Transportation Services, Inc.	53,840	1,636,198
Saia, Inc. (a)	201,097	41,417,938
U.S. Xpress Enterprises, Inc. (a)(b)	197,126	652,487
Universal Logistics Holdings, Inc.	57,117	1,158,333
Werner Enterprises, Inc. (b)	451,435	17,890,369
Yellow Corp. (a)	405,893	1,818,401
		178,859,027
Trading Companies & Distributors - 1.7%
Alta Equipment Group, Inc. (a)	140,100	1,576,125
Applied Industrial Technologies, Inc.	287,322	30,079,740
Beacon Roofing Supply, Inc. (a)(b)	418,324	24,944,660
BlueLinx Corp. (a)	69,117	4,608,030
Boise Cascade Co.	296,115	22,380,372
Custom Truck One Source, Inc. Class A (a)(b)	458,581	3,012,877
DXP Enterprises, Inc. (a)	130,617	3,086,480
EVI Industries, Inc. (a)(b)	35,761	511,025
GATX Corp. (b)	262,141	27,102,758
Global Industrial Co.	96,914	2,990,766
GMS, Inc. (a)(b)	321,897	15,434,961
H&E Equipment Services, Inc.	242,106	8,589,921
Herc Holdings, Inc. (b)	188,474	24,090,747
Karat Packaging, Inc. (a)	33,967	623,294
Lawson Products, Inc. (a)(b)	35,475	1,347,695
McGrath RentCorp.	180,116	15,032,481
MRC Global, Inc. (a)	609,882	7,312,485
NOW, Inc. (a)	843,393	9,192,984
Rush Enterprises, Inc.:
Class A	358,058	18,217,991
Class B	201	9,738
Textainer Group Holdings Ltd. (b)	352,691	11,829,256
Titan Machinery, Inc. (a)	148,704	3,506,440
Transcat, Inc. (a)(b)	53,618	3,914,114
Triton International Ltd.	500,218	30,558,318
Veritiv Corp. (a)(b)	107,415	15,096,104
WESCO International, Inc. (a)	337,203	41,563,642
Willis Lease Finance Corp. (a)(b)	17,926	557,499
		327,170,503
TOTAL INDUSTRIALS		2,879,493,573
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 0.7%
ADTRAN, Inc.	375,846	6,535,962
Aviat Networks, Inc. (a)	83,626	2,500,417
CalAmp Corp. (a)(b)	269,481	1,474,061
Calix, Inc. (a)(b)	422,053	16,844,135
Cambium Networks Corp. (a)	87,349	1,333,819
Casa Systems, Inc. (a)(b)	230,209	1,128,024
Clearfield, Inc. (a)(b)	86,492	5,036,429
Comtech Telecommunications Corp. (b)	197,512	2,686,163
Digi International, Inc. (a)	259,116	4,902,475
DZS, Inc. (a)(b)	127,212	1,537,993
EMCORE Corp. (a)	273,342	943,030
Extreme Networks, Inc. (a)	967,942	9,292,243
Harmonic, Inc. (a)	693,825	5,758,748
Infinera Corp. (a)(b)	1,423,775	10,948,830
Inseego Corp. (a)(b)	698,493	1,990,705
KVH Industries, Inc. (a)(b)	105,896	843,991
NETGEAR, Inc. (a)(b)	217,242	4,714,151
NetScout Systems, Inc. (a)	521,070	16,048,956
Plantronics, Inc. (a)	326,001	12,994,400
Ribbon Communications, Inc. (a)	565,591	1,951,289
Viavi Solutions, Inc. (a)	1,720,857	24,677,089
		134,142,910
Electronic Equipment & Components - 2.3%
908 Devices, Inc. (a)(b)	168,394	2,988,994
Advanced Energy Industries, Inc. (b)	287,242	21,979,758
Aeva Technologies, Inc. (a)(b)	839,067	2,752,140
Akoustis Technologies, Inc. (a)(b)	423,215	1,879,075
Arlo Technologies, Inc. (a)	586,327	4,538,171
Badger Meter, Inc.	218,729	17,649,243
Belden, Inc.	330,379	17,057,468
Benchmark Electronics, Inc.	268,715	6,384,668
CTS Corp.	236,195	8,354,217
Daktronics, Inc. (a)	269,198	901,813
ePlus, Inc. (a)	198,648	11,219,639
Fabrinet (a)	278,137	27,310,272
FARO Technologies, Inc. (a)	140,489	4,817,368
Identiv, Inc. (a)(b)	155,093	1,890,584
II-VI, Inc. (a)(b)	804,009	49,213,391
Insight Enterprises, Inc. (a)	257,473	25,585,092
Iteris, Inc. (a)(b)	315,597	814,240
Itron, Inc. (a)(b)	351,579	16,798,445
Kimball Electronics, Inc. (a)(b)	180,594	3,221,797
Knowles Corp. (a)	655,409	12,138,175
Luna Innovations, Inc. (a)(b)	247,348	1,365,361
Methode Electronics, Inc. Class A (b)	276,368	12,328,776
MicroVision, Inc. (a)(b)	1,097,474	3,544,841
Napco Security Technologies, Inc. (b)	216,637	3,791,148
nLIGHT, Inc. (a)	340,665	4,479,745
Novanta, Inc. (a)	266,202	34,260,197
OSI Systems, Inc. (a)(b)	123,306	9,753,505
Ouster, Inc. (a)(b)	902,434	2,987,057
Par Technology Corp. (a)(b)	199,597	6,594,685
PC Connection, Inc.	81,500	4,033,435
Plexus Corp. (a)	209,197	16,974,245
Rogers Corp. (a)	139,983	37,896,198
Sanmina Corp. (a)	469,649	19,203,948
ScanSource, Inc. (a)	186,943	6,400,928
TTM Technologies, Inc. (a)	780,427	10,886,957
Velodyne Lidar, Inc. (a)(b)	307,389	577,891
Vishay Intertechnology, Inc.	1,005,216	18,727,174
Vishay Precision Group, Inc. (a)	87,828	2,741,112
		434,041,753
IT Services - 1.5%
BigCommerce Holdings, Inc. (a)	310,497	5,548,581
Brightcove, Inc. (a)(b)	303,762	2,141,522
Cantaloupe, Inc. (a)(b)	451,552	2,469,989
Cass Information Systems, Inc.	100,373	3,885,439
Conduent, Inc. (a)	1,291,498	7,271,134
CSG Systems International, Inc.	237,271	14,585,048
Digitalocean Holdings, Inc. (a)	387,286	15,270,687
EVERTEC, Inc.	452,197	17,816,562
EVO Payments, Inc. Class A (a)	355,556	8,010,677
ExlService Holdings, Inc. (a)	245,247	33,390,379
Flywire Corp. (a)(b)	439,908	13,421,593
GreenBox POS (a)(b)	137,466	496,252
Grid Dynamics Holdings, Inc. (a)(b)	369,714	5,146,419
Hackett Group, Inc.	179,518	4,216,878
i3 Verticals, Inc. Class A (a)(b)	165,153	4,533,450
IBEX Ltd. (a)(b)	44,075	682,722
International Money Express, Inc. (a)	242,705	4,822,548
Limelight Networks, Inc. (a)(b)	982,193	3,506,429
Liveramp Holdings, Inc. (a)(b)	501,725	15,714,027
Maximus, Inc.	460,284	33,545,498
MoneyGram International, Inc. (a)	684,920	6,938,240
Paya Holdings, Inc. (a)(b)	683,628	3,479,667
Perficient, Inc. (a)	244,881	24,343,620
Priority Technology Holdings, Inc. (a)(b)	79,835	383,208
Rackspace Technology, Inc. (a)(b)	376,521	3,723,793
Remitly Global, Inc. (b)	52,561	583,427
Repay Holdings Corp. (a)	675,128	9,033,213
StarTek, Inc. (a)	117,054	438,953
Ttec Holdings, Inc.	139,463	10,293,764
Tucows, Inc. (a)(b)	70,548	4,064,976
Unisys Corp. (a)	500,488	7,111,934
Verra Mobility Corp. (a)(b)	1,143,111	16,037,847
		282,908,476
Semiconductors & Semiconductor Equipment - 3.0%
Alpha & Omega Semiconductor Ltd. (a)	163,121	6,997,891
Ambarella, Inc. (a)	268,372	22,027,974
Amkor Technology, Inc. (b)	767,592	14,438,406
Atomera, Inc. (a)(b)	147,162	1,537,843
Axcelis Technologies, Inc. (a)(b)	248,304	13,520,153
AXT, Inc. (a)(b)	306,436	1,807,972
CEVA, Inc. (a)(b)	170,780	6,206,145
CMC Materials, Inc.	213,758	38,243,444
Cohu, Inc. (a)(b)	368,907	9,798,170
Credo Technology Group Holding Ltd. (b)	163,462	1,804,620
Diodes, Inc. (a)	325,274	23,754,760
FormFactor, Inc. (a)	588,291	22,419,770
Ichor Holdings Ltd. (a)(b)	216,179	6,292,971
Impinj, Inc. (a)(b)	147,750	7,278,165
Kopin Corp. (a)	549,538	879,261
Kulicke & Soffa Industries, Inc. (b)	462,388	21,459,427
Lattice Semiconductor Corp. (a)	1,025,926	49,285,485
MACOM Technology Solutions Holdings, Inc. (a)	370,934	18,899,087
MaxLinear, Inc. Class A (a)	534,333	25,578,521
Meta Materials, Inc. (a)(b)	1,323,597	1,588,316
NeoPhotonics Corp. (a)	386,435	5,850,626
NVE Corp.	33,064	1,533,508
Onto Innovation, Inc. (a)	365,992	26,036,671
PDF Solutions, Inc. (a)	221,660	5,153,595
Photronics, Inc. (a)	439,391	6,586,471
Power Integrations, Inc.	443,769	35,501,520
Rambus, Inc. (a)	808,468	20,138,938
Semtech Corp. (a)	484,706	28,888,478
Silicon Laboratories, Inc. (a)	285,814	38,559,167
SiTime Corp. (a)	121,857	20,541,434
SkyWater Technology, Inc. (a)(b)	56,216	344,042
SMART Global Holdings, Inc. (a)(b)	372,055	8,430,766
SunPower Corp. (a)(b)	622,495	10,277,392
Synaptics, Inc. (a)	298,487	44,307,410
Ultra Clean Holdings, Inc. (a)(b)	343,646	10,711,446
Veeco Instruments, Inc. (a)(b)	369,768	8,475,083
		565,154,928
Software - 5.5%
8x8, Inc. (a)(b)	890,989	8,170,369
A10 Networks, Inc.	451,994	6,454,474
ACI Worldwide, Inc. (a)(b)	881,272	24,340,733
Agilysys, Inc. (a)(b)	160,763	5,917,686
Alarm.com Holdings, Inc. (a)(b)	354,197	21,634,353
Alkami Technology, Inc. (a)(b)	231,707	3,035,362
Altair Engineering, Inc. Class A (a)(b)	350,842	19,057,737
American Software, Inc. Class A	233,831	3,998,510
AppFolio, Inc. (a)(b)	142,799	14,831,104
Appian Corp. Class A (a)(b)	307,365	14,692,047
Arteris, Inc. (b)	38,132	449,576
Asana, Inc. (a)(b)	556,856	14,923,741
Avaya Holdings Corp. (a)(b)	638,205	5,903,396
AvidXchange Holdings, Inc.	224,667	1,840,023
Benefitfocus, Inc. (a)(b)	180,417	1,921,441
Blackbaud, Inc. (a)	356,239	20,665,424
BlackLine, Inc. (a)	412,869	27,682,866
Bottomline Technologies, Inc. (a)	332,041	18,800,161
Box, Inc. Class A (a)	1,021,455	31,276,952
BTRS Holdings, Inc. (a)	746,788	5,018,415
Cerence, Inc. (a)(b)	307,522	9,071,899
ChannelAdvisor Corp. (a)	224,397	3,256,000
Cleanspark, Inc. (a)(b)	341,511	2,216,406
CommVault Systems, Inc. (a)	333,283	20,330,263
Consensus Cloud Solutions, Inc. (a)	120,117	6,332,568
CoreCard Corp. (a)(b)	55,053	1,254,658
Couchbase, Inc. (b)	194,306	3,303,202
CS Disco, Inc. (b)	126,620	3,888,500
Digimarc Corp. (a)(b)	100,787	2,607,360
Digital Turbine, Inc. (a)	698,116	22,095,371
Domo, Inc. Class B (a)	225,936	9,358,269
E2open Parent Holdings, Inc. (a)(b)	1,538,428	11,907,433
Ebix, Inc. (b)	181,066	5,395,767
eGain Communications Corp. (a)	151,518	1,568,211
Enfusion, Inc. Class A (b)	158,767	2,027,455
EngageSmart, Inc. (b)	135,659	2,832,560
Envestnet, Inc. (a)(b)	406,499	32,373,580
EverCommerce, Inc. (b)	236,596	2,929,058
GTY Technology Holdings, Inc. (a)(b)	232,087	1,413,410
Instructure Holdings, Inc. (b)	92,581	1,675,716
Intapp, Inc. (b)	111,648	2,784,501
InterDigital, Inc.	228,397	12,984,369
JFrog Ltd. (a)(b)	426,882	8,909,027
Kaltura, Inc. (b)	448,853	695,722
LivePerson, Inc. (a)	427,678	9,674,076
Marathon Digital Holdings, Inc. (a)(b)	731,394	11,409,746
MeridianLink, Inc. (b)	175,574	2,835,520
MicroStrategy, Inc. Class A (a)(b)	71,512	25,327,405
Mimecast Ltd. (a)	464,755	37,031,678
Mitek Systems, Inc. (a)(b)	326,296	3,644,726
Model N, Inc. (a)(b)	273,095	7,056,775
Momentive Global, Inc. (a)	999,946	15,819,146
ON24, Inc. (a)(b)	220,241	2,790,453
Onespan, Inc. (a)	274,786	3,882,726
Pagerduty, Inc. (a)(b)	638,893	18,253,173
Ping Identity Holding Corp. (a)	468,804	12,249,849
Progress Software Corp.	327,671	15,721,655
PROS Holdings, Inc. (a)(b)	288,304	8,052,331
Q2 Holdings, Inc. (a)(b)	420,460	21,750,396
Qualys, Inc. (a)	256,241	34,920,523
Rapid7, Inc. (a)	423,000	40,404,960
Rekor Systems, Inc. (a)(b)	245,202	728,250
Rimini Street, Inc. (a)(b)	345,735	1,991,434
Riot Blockchain, Inc. (a)(b)	830,817	8,424,484
SailPoint Technologies Holding, Inc. (a)	688,654	43,956,785
Sapiens International Corp. NV	233,646	5,429,933
SecureWorks Corp. (a)	71,748	792,098
ShotSpotter, Inc. (a)(b)	64,484	1,770,086
Smith Micro Software, Inc. (a)(b)	364,993	1,124,178
Sprout Social, Inc. (a)	345,493	21,171,811
SPS Commerce, Inc. (a)	270,106	32,312,781
Stronghold Digital Mining, Inc. Class A (b)	35,708	139,261
Sumo Logic, Inc. (a)	696,051	6,528,958
Telos Corp. (a)	256,691	1,999,623
Tenable Holdings, Inc. (a)	695,715	38,424,339
Upland Software, Inc. (a)(b)	209,965	3,132,678
UserTesting, Inc. (a)(b)	78,822	615,600
Varonis Systems, Inc. (a)(b)	809,148	34,955,194
Verint Systems, Inc. (a)(b)	480,275	26,203,804
Veritone, Inc. (a)(b)	227,835	2,467,453
Viant Technology, Inc. (a)	86,310	507,503
VirnetX Holding Corp. (a)(b)	421,543	598,591
Vonage Holdings Corp. (a)	1,895,411	37,832,404
Weave Communications, Inc. (b)	23,997	113,746
Workiva, Inc. (a)	322,931	31,166,071
Xperi Holding Corp. (b)	767,324	11,970,254
Yext, Inc. (a)	762,443	4,414,545
Zuora, Inc. (a)	887,608	10,802,189
		1,022,224,866
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	861,222	9,766,257
Avid Technology, Inc. (a)	272,171	8,630,542
Corsair Gaming, Inc. (a)(b)	180,681	2,733,704
Diebold Nixdorf, Inc. (a)(b)	515,288	2,112,681
Eastman Kodak Co. (a)(b)	382,830	1,979,231
Quantum Corp. (a)(b)	431,470	806,849
Super Micro Computer, Inc. (a)	332,781	14,010,080
Turtle Beach Corp. (a)(b)	130,472	2,171,054
		42,210,398
TOTAL INFORMATION TECHNOLOGY		2,480,683,331
MATERIALS - 4.0%
Chemicals - 2.0%
AdvanSix, Inc.	204,050	9,088,387
American Vanguard Corp.	219,066	4,688,012
Amyris, Inc. (a)(b)	1,447,534	4,965,042
Aspen Aerogels, Inc. (a)	169,701	3,665,542
Avient Corp.	687,587	33,856,784
Balchem Corp.	241,457	29,747,502
Cabot Corp.	421,693	27,768,484
Chase Corp.	55,207	4,657,263
Danimer Scientific, Inc. (a)(b)	562,279	2,204,134
Ecovyst, Inc.	448,042	4,507,303
FutureFuel Corp.	201,300	1,914,363
GCP Applied Technologies, Inc. (a)	500,139	15,689,360
H.B. Fuller Co. (b)	395,458	26,377,049
Hawkins, Inc. (b)	143,196	5,338,347
Ingevity Corp. (a)	297,936	17,846,366
Innospec, Inc.	182,621	17,405,608
Intrepid Potash, Inc. (a)(b)	75,141	5,754,298
Koppers Holdings, Inc.	154,260	3,742,348
Kronos Worldwide, Inc. (b)	159,531	2,428,062
Livent Corp. (a)(b)	1,230,723	26,288,243
Marrone Bio Innovations, Inc. (a)(b)	668,003	774,883
Minerals Technologies, Inc.	246,226	15,662,436
Orion Engineered Carbons SA (b)	452,058	6,826,076
PureCycle Technologies, Inc. (a)(b)	404,285	3,153,423
Quaker Houghton (b)	102,164	16,623,104
Rayonier Advanced Materials, Inc. (a)	475,004	2,436,771
Sensient Technologies Corp.	316,046	26,737,492
Stepan Co.	160,203	16,358,328
Tredegar Corp.	191,799	2,196,099
Trinseo PLC (b)	299,833	14,227,076
Tronox Holdings PLC	867,856	14,927,123
Valhi, Inc.	17,140	545,223
Zymergen, Inc. (a)(b)	586,964	986,100
		369,386,631
Construction Materials - 0.1%
Summit Materials, Inc. (a)	900,035	25,020,973
United States Lime & Minerals, Inc.	15,807	1,731,025
		26,751,998
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	233,933	14,195,054
Class B	1,714	100,029
Myers Industries, Inc.	272,375	5,973,184
O-I Glass, Inc. (a)	1,176,099	15,853,815
Pactiv Evergreen, Inc.	313,738	3,093,457
Ranpak Holdings Corp. (A Shares) (a)(b)	297,601	4,487,823
TriMas Corp.	321,184	9,487,775
		53,191,137
Metals & Mining - 1.5%
Allegheny Technologies, Inc. (a)(b)	961,725	26,139,686
Arconic Corp. (a)	811,668	20,421,567
Carpenter Technology Corp.	366,581	13,996,063
Century Aluminum Co. (a)(b)	389,660	6,573,564
Coeur d'Alene Mines Corp. (a)(b)	1,666,924	6,050,934
Commercial Metals Co.	899,110	36,863,510
Compass Minerals International, Inc. (b)	258,732	15,298,823
Constellium NV (a)	928,955	15,504,259
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gatos Silver, Inc. (a)(b)	311,029	1,051,278
Haynes International, Inc. (b)	92,166	3,601,847
Hecla Mining Co. (b)	4,026,815	20,979,706
Kaiser Aluminum Corp.	120,755	11,652,858
Materion Corp.	152,338	12,971,581
MP Materials Corp. (a)(b)	573,368	21,810,919
Novagold Resources, Inc. (a)(b)	1,795,940	11,170,747
Olympic Steel, Inc.	70,880	2,433,310
Perpetua Resources Corp. (a)(b)	226,637	800,029
PolyMet Mining Corp. (a)	242,610	764,222
Ryerson Holding Corp.	123,319	4,539,372
Schnitzer Steel Industries, Inc. Class A	198,448	9,055,182
SunCoke Energy, Inc.	623,382	5,186,538
TimkenSteel Corp. (a)(b)	344,012	7,110,728
Warrior Metropolitan Coal, Inc.	383,919	13,080,120
Worthington Industries, Inc. (b)	246,920	11,745,984
		278,802,828
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	128,321	4,248,708
Glatfelter Corp. (b)	342,966	3,772,626
Neenah, Inc.	132,753	4,699,456
Schweitzer-Mauduit International, Inc. (b)	247,593	6,229,440
		18,950,230
TOTAL MATERIALS		747,082,824
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Acadia Realty Trust (SBI)	665,260	13,917,239
Agree Realty Corp.	547,245	37,168,880
Alexander & Baldwin, Inc.	542,586	11,502,823
Alexanders, Inc.	16,857	4,183,402
American Assets Trust, Inc.	388,789	14,229,677
Apartment Investment & Management Co. Class A (a)	1,176,996	7,415,075
Apple Hospitality (REIT), Inc.	1,624,132	28,730,895
Armada Hoffler Properties, Inc.	524,468	7,106,541
Ashford Hospitality Trust, Inc. (a)	102,424	722,089
Braemar Hotels & Resorts, Inc.	469,723	2,846,521
Brandywine Realty Trust (SBI)	1,338,478	15,620,038
Broadstone Net Lease, Inc.	1,200,380	24,835,862
BRT Apartments Corp.	87,070	1,905,962
CareTrust (REIT), Inc.	760,594	12,329,229
CatchMark Timber Trust, Inc.	393,806	3,233,147
Centerspace	109,149	10,070,087
Chatham Lodging Trust (a)	380,213	5,459,859
City Office REIT, Inc.	330,299	4,901,637
Clipper Realty, Inc.	95,498	852,797
Community Healthcare Trust, Inc.	194,165	7,149,155
Corporate Office Properties Trust (SBI)	864,424	23,071,477
CTO Realty Growth, Inc.	47,032	2,999,231
DiamondRock Hospitality Co. (a)	1,643,229	17,451,092
Digitalbridge Group, Inc. (a)	3,715,762	25,861,704
Diversified Healthcare Trust (SBI)	1,763,921	3,968,822
Easterly Government Properties, Inc.	683,501	13,020,694
EastGroup Properties, Inc.	309,130	57,961,875
Empire State Realty Trust, Inc.	1,111,926	9,607,041
Equity Commonwealth (a)	813,690	21,310,541
Essential Properties Realty Trust, Inc.	945,615	22,694,760
Farmland Partners, Inc.	234,358	3,449,750
Four Corners Property Trust, Inc.	602,927	16,556,375
Franklin Street Properties Corp.	789,058	4,071,539
Getty Realty Corp.	325,542	8,760,335
Gladstone Commercial Corp.	297,139	6,251,805
Gladstone Land Corp.	239,113	8,703,713
Global Medical REIT, Inc.	487,797	7,199,884
Global Net Lease, Inc.	844,036	11,841,825
Healthcare Realty Trust, Inc. (b)	964,777	26,126,161
Hersha Hospitality Trust (a)	262,771	2,569,900
Independence Realty Trust, Inc.	1,682,737	45,871,411
Indus Realty Trust, Inc.	43,336	3,096,357
Industrial Logistics Properties Trust	507,357	8,198,889
iStar Financial, Inc.	513,933	8,654,632
Kite Realty Group Trust	1,652,407	36,848,676
LTC Properties, Inc.	308,918	10,194,294
LXP Industrial Trust (REIT)	2,109,873	26,478,906
National Health Investors, Inc.	339,055	17,471,504
National Storage Affiliates Trust	626,044	35,434,090
Necessity Retail (REIT), Inc./The	998,207	7,456,606
NETSTREIT Corp.	338,048	7,308,598
NexPoint Residential Trust, Inc.	168,172	14,994,216
Office Properties Income Trust	385,895	8,343,050
One Liberty Properties, Inc.	132,926	3,808,330
Outfront Media, Inc.	1,100,747	28,179,123
Paramount Group, Inc.	1,475,181	14,028,971
Pebblebrook Hotel Trust	1,003,119	24,496,166
Phillips Edison & Co., Inc.	875,330	29,638,674
Physicians Realty Trust	1,721,599	29,508,207
Piedmont Office Realty Trust, Inc. Class A	972,466	15,656,703
Plymouth Industrial REIT, Inc.	246,130	5,936,656
Postal Realty Trust, Inc.	158,772	2,672,133
Potlatch Corp.	501,145	27,758,422
Preferred Apartment Communities, Inc. Class A	394,397	9,812,597
PS Business Parks, Inc.	156,096	29,221,171
Retail Opportunity Investments Corp.	929,224	17,311,443
RLJ Lodging Trust	1,298,849	18,209,863
RPT Realty	653,991	8,691,540
Ryman Hospitality Properties, Inc. (a)	406,120	37,964,098
Sabra Health Care REIT, Inc.	1,797,359	20,993,153
Safehold, Inc.	162,448	6,993,386
Saul Centers, Inc.	95,668	4,937,425
Seritage Growth Properties (a)(b)	265,056	2,624,054
Service Properties Trust	1,326,532	10,771,440
SITE Centers Corp.	1,333,377	21,200,694
Stag Industrial, Inc.	1,372,129	51,207,854
Summit Hotel Properties, Inc. (a)	816,020	8,054,117
Sunstone Hotel Investors, Inc. (a)	1,714,755	21,005,749
Tanger Factory Outlet Centers, Inc.	796,496	12,847,480
Terreno Realty Corp.	571,284	41,560,911
The Macerich Co.	1,656,828	20,793,191
UMH Properties, Inc.	346,929	8,159,770
Uniti Group, Inc.	1,485,156	18,401,083
Universal Health Realty Income Trust (SBI)	103,153	5,177,249
Urban Edge Properties	902,758	16,872,547
Urstadt Biddle Properties, Inc. Class A	243,381	4,222,660
Veris Residential, Inc. (a)	674,075	10,791,941
Washington REIT (SBI)	640,865	15,438,438
Whitestone REIT Class B	361,566	4,393,027
Xenia Hotels & Resorts, Inc. (a)	876,426	16,906,258
		1,364,257,192
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)(b)	1,044,153	18,690,339
Douglas Elliman, Inc.	554,818	3,362,197
eXp World Holdings, Inc. (b)	485,013	6,494,324
Fathom Holdings, Inc. (a)(b)	55,984	415,401
Forestar Group, Inc. (a)(b)	141,253	2,303,836
FRP Holdings, Inc. (a)	49,437	2,793,685
Kennedy-Wilson Holdings, Inc. (b)	878,808	19,817,120
Marcus & Millichap, Inc.	179,205	8,026,592
Newmark Group, Inc.	1,260,013	15,309,158
Rafael Holdings, Inc. (a)(b)	83,349	179,200
RE/MAX Holdings, Inc.	148,326	3,479,728
Realogy Holdings Corp. (a)(b)	863,828	9,467,555
Redfin Corp. (a)(b)	831,158	9,267,412
Tejon Ranch Co. (a)	155,009	2,838,215
The RMR Group, Inc.	116,480	3,177,574
The St. Joe Co.	251,831	13,399,928
		119,022,264
TOTAL REAL ESTATE		1,483,279,456
UTILITIES - 3.1%
Electric Utilities - 0.7%
Allete, Inc.	397,385	23,580,826
MGE Energy, Inc.	273,258	21,278,600
Otter Tail Corp.	309,356	17,930,274
PNM Resources, Inc.	642,509	29,979,470
Portland General Electric Co.	677,868	32,083,492
Via Renewables, Inc. Class A, (b)	94,328	673,502
		125,526,164
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares (b)	477,199	33,842,953
Chesapeake Utilities Corp.	129,690	16,233,297
New Jersey Resources Corp.	722,115	31,166,483
Northwest Natural Holding Co.	229,955	10,998,748
ONE Gas, Inc.	394,848	33,313,326
South Jersey Industries, Inc.	778,512	26,617,325
Southwest Gas Corp.	497,214	43,809,526
Spire, Inc. (b)	382,249	27,808,615
		223,790,273
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A (b)	851,206	24,191,275
Class C	78,311	2,390,835
Ormat Technologies, Inc. (b)	339,440	26,374,488
Sunnova Energy International, Inc. (a)(b)	677,439	11,699,372
		64,655,970
Multi-Utilities - 0.5%
Avista Corp. (b)	532,882	21,619,023
Black Hills Corp. (b)	480,221	35,171,386
NorthWestern Energy Corp. (b)	412,405	23,379,239
Unitil Corp.	116,988	5,966,388
		86,136,036
Water Utilities - 0.4%
American States Water Co.	276,101	21,718,105
Artesian Resources Corp. Class A	60,176	2,798,184
Cadiz, Inc. (a)(b)	161,751	320,267
California Water Service Group	396,535	20,568,270
Global Water Resources, Inc.	95,213	1,363,450
Middlesex Water Co.	131,388	11,686,963
Pure Cycle Corp. (a)(b)	160,039	1,672,408
SJW Corp.	206,338	12,173,942
York Water Co. (b)	97,636	3,776,560
		76,078,149
TOTAL UTILITIES		576,186,592
TOTAL COMMON STOCKS (Cost $17,253,311,082)		18,471,133,995

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e) (Cost $20,820,529)	21,000,000	20,745,194

Money Market Funds - 15.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (f)	194,694,248	194,733,187
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	2,697,424,959	2,697,694,701
TOTAL MONEY MARKET FUNDS (Cost $2,892,409,926)		2,892,427,888

TOTAL INVESTMENT IN SECURITIES - 114.3% (Cost $20,166,541,537)	21,384,307,077
NET OTHER ASSETS (LIABILITIES) - (14.3)%	(2,679,762,985)
NET ASSETS - 100.0%	18,704,544,092

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2,525	Jun 2022	234,989,125	(11,655,181)	(11,655,181)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,907,612.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	202,920,958	6,524,456,415	6,532,644,186	259,885	-	-	194,733,187	0.4%
Fidelity Securities Lending Cash Central Fund 0.32%	2,238,021,415	8,402,901,206	7,943,227,920	13,174,437	-	-	2,697,694,701	7.1%
Total	2,440,942,373	14,927,357,621	14,475,872,106	13,434,322	-	-	2,892,427,888

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	542,360,816	542,360,816	-	-
Consumer Discretionary	1,935,427,983	1,935,427,983	-	-
Consumer Staples	715,904,988	715,904,988	-	-
Energy	1,324,839,776	1,324,839,776	-	-
Financials	2,942,730,124	2,942,730,124	-	-
Health Care	2,843,144,532	2,842,829,231	-	315,301
Industrials	2,879,493,573	2,879,493,573	-	-
Information Technology	2,480,683,331	2,480,683,331	-	-
Materials	747,082,824	747,082,823	-	1
Real Estate	1,483,279,456	1,483,279,456	-	-
Utilities	576,186,592	576,186,592	-	-

U.S. Government and Government Agency Obligations	20,745,194	-	20,745,194	-

Money Market Funds	2,892,427,888	2,892,427,888	-	-
Total Investments in Securities:	21,384,307,077	21,363,246,581	20,745,194	315,302
Derivative Instruments:

Liabilities
Futures Contracts	(11,655,181)	(11,655,181)	-	-
Total Liabilities	(11,655,181)	(11,655,181)	-	-
Total Derivative Instruments:	(11,655,181)	(11,655,181)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(11,655,181)
Total Equity Risk	0	(11,655,181)
Total Value of Derivatives	0	(11,655,181)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
		April 30, 2022

Assets
Investment in securities, at value (including securities loaned of $2,526,770,988) - See accompanying schedule:	$18,491,879,189
Unaffiliated issuers (cost $17,274,131,611)
Fidelity Central Funds (cost $2,892,409,926)	2,892,427,888

Total Investment in Securities (cost $20,166,541,537)		$21,384,307,077
Cash		53,128
Receivable for investments sold		3,431,890
Receivable for fund shares sold		24,959,917
Dividends receivable		5,042,255
Distributions receivable from Fidelity Central Funds		1,563,616
Other receivables		102,721
Total assets		21,419,460,604
Liabilities
Payable for fund shares redeemed	10,465,053
Accrued management fee	418,682
Payable for daily variation margin on futures contracts	6,279,272
Other payables and accrued expenses	102,732
Collateral on securities loaned	2,697,650,773
Total Liabilities		2,714,916,512
Net Assets		$18,704,544,092
Net Assets consist of:
Paid in capital		$17,891,989,907
Total accumulated earnings (loss)		812,554,185
Net Assets		$18,704,544,092
Net Asset Value , offering price and redemption price per share ($18,704,544,092 ÷ 813,923,355 shares)		$22.98

Statement of Operations
		Year ended April 30, 2022
Investment Income
Dividends		$212,984,931
Non-Cash dividends		13,209,952
Interest		26,290
Income from Fidelity Central Funds (including $13,174,437 from security lending)		13,434,322
Total Income		239,655,495
Expenses
Management fee	$5,255,940
Independent trustees' fees and expenses	64,262
Total expenses before reductions	5,320,202
Expense reductions	(122)
Total expenses after reductions		5,320,080
Net Investment income (loss)		234,335,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,361,734,213
Futures contracts	(1,296,844)
Total net realized gain (loss)		1,360,437,369
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,260,226,066)
Futures contracts	(14,685,626)
Total change in net unrealized appreciation (depreciation)		(5,274,911,692)
Net gain (loss)		(3,914,474,323)
Net increase (decrease) in net assets resulting from operations		$(3,680,138,908)

Statement of Changes in Net Assets

	Year ended April 30, 2022	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$234,335,415	$160,835,481
Net realized gain (loss)	1,360,437,369	92,878,602
Change in net unrealized appreciation (depreciation)	(5,274,911,692)	7,654,220,397
Net increase (decrease) in net assets resulting from operations	(3,680,138,908)	7,907,934,480
Distributions to shareholders	(803,693,172)	(149,090,960)
Share transactions
Proceeds from sales of shares	10,108,089,119	8,754,671,056
Reinvestment of distributions	759,419,198	143,821,664
Cost of shares redeemed	(8,894,495,318)	(5,369,268,250)
Net increase (decrease) in net assets resulting from share transactions	1,973,012,999	3,529,224,470
Total increase (decrease) in net assets	(2,510,819,081)	11,288,067,990

Net Assets
Beginning of period	21,215,363,173	9,927,295,183
End of period	$18,704,544,092	$21,215,363,173

Other Information
Shares
Sold	369,838,910	373,282,279
Issued in reinvestment of distributions	27,878,199	6,215,163
Redeemed	(321,734,800)	(239,596,382)
Net increase (decrease)	75,982,309	139,901,060

Fidelity® Small Cap Index Fund

Years ended April 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.75	$16.60	$20.43	$20.49	$19.03
Income from Investment Operations
Net investment income (loss) A,B	.30	.25	.27	.27	.28
Net realized and unrealized gain (loss)	(4.99)	12.13	(3.48)	.60	1.93
Total from investment operations	(4.69)	12.38	(3.21)	.87	2.21
Distributions from net investment income	(.35)	(.23)	(.28)	(.23)	(.23)
Distributions from net realized gain	(.73)	-	(.35)	(.70)	(.51)
Total distributions	(1.08)	(.23)	(.62) C	(.93)	(.75) C
Net asset value, end of period	$22.98	$28.75	$16.60	$20.43	$20.49
Total Return D	(16.89)%	74.95%	(16.27)%	4.74%	11.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.02% G	.03%	.03%	.03%	.04%
Expenses net of fee waivers, if any	.02% G	.03%	.03%	.03%	.04%
Expenses net of all reductions	.02% G	.03%	.03%	.03%	.04%
Net investment income (loss)	1.10%	1.09%	1.42%	1.37%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$18,704,544	$21,215,363	$9,927,295	$8,564,571	$353,568
Portfolio turnover rate H	24% I	19%	17%	18%	14% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended April 30, 2022

1. Organization.
Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of each Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.
Fidelity Mid Cap Index Fund	$87,086
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, certain deemed dividends, redemptions in kind, losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$21,256,585,502	$6,169,049,262	$(2,215,176,758)	$3,953,872,504
Fidelity Small Cap Index Fund	20,416,213,519	4,326,072,060	(3,357,978,502)	968,093,558
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Index Fund	$72,275,560	$112,558,165	$3,953,872,504
Fidelity Small Cap Index Fund	-	-	968,093,558
Certain of the Funds intends to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2021, to April 30, 2022. Loss deferrals were as follows:
Capital losses
Fidelity Small Cap Index Fund	(155,539,373)

The tax character of distributions paid was as follows:
April 30, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$410,792,422	$415,025,357	$825,817,779
Fidelity Small Cap Index Fund	264,428,720	539,264,452	803,693,172
April 30, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$245,394,490	$164,805,630	$410,200,120
Fidelity Small Cap Index Fund	149,090,960	-	149,090,960
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	8,087,536,763	2,973,379,926
Fidelity Small Cap Index Fund	8,385,845,446	4,991,564,391
Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	9,065,524	153,247,486	281,565,838
Fidelity Small Cap Index Fund	49,257,749	852,368,692	1,380,190,093
Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.
	Shares	Total Proceeds ($)
Fidelity Mid Cap Index Fund	14,198,868	357,669,486
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2023.
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Mid Cap Index Fund	Borrower	$48,610,556.34%
Fidelity Small Cap Index Fund	Borrower	$69,632,000.33%
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Index Fund	$192,579	$32,998	$1,475,893
Fidelity Small Cap Index Fund	$1,391,800	$497,041	$10,952,060
9.Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.
Custodian credits
Fidelity Mid Cap Index Fund	$307
Fidelity Small Cap Index Fund	122
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 300 funds. Mr. Chiel oversees 190 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period- C November 1, 2021 to April 30, 2022

Fidelity® Mid Cap Index Fund	.03%
Actual		$ 1,000	$ 874.70	$ .14
Hypothetical- B		$ 1,000	$ 1,024.65	$ .15

Fidelity® Small Cap Index Fund	.02%
Actual		$ 1,000	$ 816.70	$ .09
Hypothetical- B		$ 1,000	$ 1,024.70	$ .10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Index Fund	$571,719,424
Fidelity Small Cap Index Fund	$578,436,792

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Mid Cap Index Fund
June 2021	97%
December 2021	46%
Fidelity Small Cap Index Fund
June 2021	71%
December 2021	64%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Index Fund
June 2021	100%
December 2021	50%
Fidelity Small Cap Index Fund
June 2021	72%
December 2021	71%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Index Fund
June 2021	1%
December 2021	13%
Fidelity Small Cap Index Fund
June 2021	5%
December 2021	22%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

Fidelity Mid Cap Index Fund
June 2021	100%
December 2021	100%
Fidelity Small Cap Index Fund
June 2021	100%
December 2021	-

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.929320.110
MCX-I-SCX-I-ANN-0622

Item 2.

Code of Ethics

As of the end of the period, April 30, 2022, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mid Cap Index Fund	$42,500	$-	$9,100	$900
Fidelity Small Cap Index Fund	$49,500	$-	$8,900	$1,100

April 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mid Cap Index Fund	$38,800	$-	$7,400	$1,000
Fidelity Small Cap Index Fund	$48,200	$-	$7,200	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2022A	April 30, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	April 30, 2022A	April 30, 2021A
Deloitte Entities	$477,600	$538,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 21, 2022